UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6452

Fidelity Union Street Trust II

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2014

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® AMT Tax-Free
Money Fund

November 30, 2014

1.810720.110

SMM-QTLY-0115

Investments November 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 59.6%
	Principal Amount (000s)	Value (000s)
Alabama - 0.1%
Mobile Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Second Series 2009, 0.06% 12/1/14, VRDN (a)	$ 600	$ 600
Alaska - 1.2%
Anchorage Wastewtr. Rev. Participating VRDN Series Solar 07 97, 0.04% 12/5/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	2,790	2,790
Valdez Marine Term. Rev.:
(ConocoPhillips Proj.) Series 1994 A, 0.04% 12/5/14 (ConocoPhillips Co. Guaranteed), VRDN (a)	1,200	1,200
(Phillips Trans. Alaska, Inc. Proj.) Series 1994 B, 0.05% 12/5/14 (ConocoPhillips Co. Guaranteed), VRDN (a)	6,600	6,600
		10,590
Arizona - 3.7%
Arizona Health Facilities Auth. Rev. (Catholic Healthcare West Proj.):
Series 2005 B, 0.05% 12/5/14, LOC JPMorgan Chase Bank, VRDN (a)	600	600
Series 2008 A, 0.04% 12/5/14, LOC JPMorgan Chase Bank, VRDN (a)	1,500	1,500
Series 2008 B, 0.04% 12/5/14, LOC PNC Bank NA, VRDN (a)	800	800
Chandler Gen. Oblig. Participating VRDN Series GS 07 49TP, 0.04% 12/5/14 (Liquidity Facility Wells Fargo & Co.) (a)(d)	11,195	11,195
Maricopa County Indl. Dev. Auth. Rev. (Valley of the Sun YMCA Proj.) Series 2008, 0.08% 12/5/14, LOC U.S. Bank NA, Cincinnati, VRDN (a)	1,200	1,200
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev. (Del Mar Terrace Apts. Proj.) Series 1999 A, 0.05% 12/5/14, LOC Freddie Mac, VRDN (a)	10,500	10,500
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN Series Putters 3467, 0.05% 12/5/14 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,115	2,115
Tempe Indl. Dev. Auth. Rev. (ASUF Brickyard Proj.) Series 2004 A, 0.06% 12/5/14, LOC Bank of America NA, VRDN (a)	3,500	3,500
Yavapai County Indl. Dev. Auth. (Northern Arizona Healthcare Sys. Proj.) Series 2008 B, 0.04% 12/5/14, LOC Wells Fargo Bank NA, VRDN (a)	500	500
		31,910
California - 1.6%
California Edl. Facilities Auth. Rev. Participating VRDN Series MS 3377, 0.05% 12/5/14 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	3,700	3,700
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
Metropolitan Wtr. District of Southern California Wtrwks. Rev. Participating VRDN Series BA 08 1062, 0.06% 12/5/14 (Liquidity Facility Bank of America NA) (a)(d)	$ 5,000	$ 5,000
Orange County Sanitation District Ctfs. of Prtn. Participating VRDN Series MS 06 2222, 0.04% 12/5/14 (Liquidity Facility Wells Fargo & Co.) (a)(d)	600	600
Riverside Ctfs. of Prtn. (Riverside Renaissance Proj.) Series 2008, 0.05% 12/5/14, LOC Bank of America NA, VRDN (a)	3,700	3,700
San Francisco Bay Area Rapid Transit District Sales Tax Rev. Participating VRDN Series ROC II R 14035, 0.05% 12/5/14 (Liquidity Facility Citibank NA) (a)(d)	1,000	1,000
		14,000
Colorado - 1.3%
Colorado Edl. & Cultural Facilities Auth. Rev. (Clyfford Still Museum Proj.) Series 2008, 0.04% 12/5/14, LOC Wells Fargo Bank NA, VRDN (a)	1,100	1,100
Colorado Health Facilities Auth. Retirement Hsg. Rev. Participating VRDN Series Putters 1390, 0.05% 12/5/14 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,065	2,065
Mesa County Econ. Dev. Rev. (Leitner-Poma of America, Inc. Proj.) Series 2009, 0.14% 12/5/14, LOC Wells Fargo Bank NA, VRDN (a)	6,760	6,760
Moffat County Poll. Cont. Rev. (Tri-State Generation and Transmission Assoc., Inc. Proj.) Series 2009, 0.04% 12/5/14, LOC Bank of America NA, VRDN (a)	1,300	1,300
		11,225
Connecticut - 0.6%
Connecticut Health & Edl. Facilities Auth. Rev.:
Participating VRDN Series EGL 7 05 3031, 0.01% 12/5/14 (Liquidity Facility Citibank NA) (a)(d)	4,300	4,300
Series 2014 D, 0.05% 12/5/14, LOC Bank of America NA, VRDN (a)	400	400
		4,700
Delaware - 0.4%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1999 A, 0.19% 12/5/14, VRDN (a)	3,000	3,000
District Of Columbia - 1.1%
District of Columbia Rev.:
(American Psychological Assoc. Proj.) Series 2003, 0.1% 12/5/14, LOC Bank of America NA, VRDN (a)	1,000	1,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - continued
District of Columbia Rev.: - continued
(The AARP Foundation Proj.) Series 2004, 0.06% 12/5/14, LOC Bank of America NA, VRDN (a)	$ 1,500	$ 1,500
(The Washington Ctr. for Internships and Academic Seminars Proj.) Series 2009, 0.04% 12/5/14, LOC Branch Banking & Trust Co., VRDN (a)	4,700	4,700
(Washington Drama Society, Inc. Proj.) Series 2008, 0.04% 12/5/14, LOC JPMorgan Chase Bank, VRDN (a)	800	800
District of Columbia Univ. Rev. (American Univ. Proj.):
Series 2006 A, 0.04% 12/5/14, LOC JPMorgan Chase Bank, VRDN (a)	800	800
Series 2006 B, 0.04% 12/5/14, LOC JPMorgan Chase Bank, VRDN (a)	1,000	1,000
		9,800
Florida - 3.2%
Broward County Fin. Auth. Multi-family Hsg. Rev. (Reflections Apts. Proj.) Series 1999, 0.05% 12/5/14, LOC Freddie Mac, VRDN (a)	4,165	4,165
Florida Gen. Oblig. Participating VRDN Series PZ 130, 0.06% 12/5/14 (Liquidity Facility Wells Fargo & Co.) (a)(d)	3,440	3,440
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev. (Mariner's Cay Apts. Proj.) Series 2008 M, 0.04% 12/5/14, LOC Fannie Mae, VRDN (a)	1,260	1,260
Highlands County Health Facilities Auth. Rev. Participating VRDN Series ROC II R 11830, 0.06% 12/5/14 (Liquidity Facility Citibank NA) (a)(d)	875	875
Jacksonville Hsg. Fin. Auth. Multi-family Hsg. Rev. (Augustine Apts. Proj.) 0.05% 12/5/14, LOC Fannie Mae, VRDN (a)	2,650	2,650
Miami-Dade County Series 2014 A, 0.04% 12/5/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	1,300	1,300
Orange County Health Facilities Auth. Rev. (Orlando Reg'l. Health Care Sys. Proj.) Series 2008 E, 0.05% 12/5/14, LOC Branch Banking & Trust Co., VRDN (a)	2,500	2,500
Palm Beach County Solid Waste Auth. Rev. Participating VRDN Series ROC II 14003, 0.04% 12/5/14 (Liquidity Facility Citibank NA) (a)(d)	2,930	2,930
Palm Beach County Wtr. & Swr. Rev. Participating VRDN Series Putters 2622, 0.05% 12/5/14 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,105	1,105
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Pinellas County Hsg. Fin. Auth. (Booker Creek Apts. Proj.) Series 2009, 0.04% 12/5/14, LOC Freddie Mac, VRDN (a)	$ 4,900	$ 4,900
Volusia County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Fisherman's Landing Apts. Proj.) 0.05% 12/5/14, LOC Fannie Mae, VRDN (a)	1,850	1,850
		26,975
Georgia - 2.5%
Burke County Indl. Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Vogtle Proj.) Second Series 1995, 0.05% 12/1/14, VRDN (a)	7,600	7,600
(Oglethorpe Pwr. Corp. Proj.) Series 2010 A, 0.06% 12/5/14, LOC Bank of America NA, VRDN (a)	1,600	1,600
Cobb County Kennestone Hosp. Auth. Rev. (WellStar Health Sys. Proj.) Series 2005 A, 0.04% 12/5/14, LOC Bank of America NA, VRDN (a)	1,500	1,500
Fulton County Dev. Auth. (Mount Vernon Presbyterian School Proj.) Series 2005, 0.04% 12/5/14, LOC Branch Banking & Trust Co., VRDN (a)	2,300	2,300
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2010 A, 0.04% 12/5/14 (Liquidity Facility Royal Bank of Canada), VRDN (a)	8,200	8,200
		21,200
Hawaii - 1.5%
Eclipse Fdg. Trust Various States Participating VRDN Series Solar 12 14, 0.04% 12/5/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	600	600
Hawaii Gen. Oblig. Participating VRDN Series Putters 4007, 0.05% 12/5/14 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,665	4,665
Hawaii State Hsg. Fin. & Dev. Corp. Rev. (Lokahi Kau Apts. Proj.) Series 2008, 0.05% 12/5/14, LOC Freddie Mac, VRDN (a)	2,300	2,300
Honolulu City & County Gen. Oblig. Participating VRDN Series Putters 3391, 0.05% 12/5/14 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,000	5,000
		12,565
Illinois - 5.0%
Chicago O'Hare Int'l. Arpt. Rev. Series 2005 D, 0.06% 12/5/14, LOC Barclays Bank PLC, VRDN (a)	700	700
Chicago Wtr. Rev.:
Series 2004 A1, 0.05% 12/5/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	1,900	1,900
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Wtr. Rev.: - continued
Series 2004 A2, 0.05% 12/5/14, LOC State Street Bank & Trust Co., Boston, VRDN (a)	$ 1,800	$ 1,800
Illinois Fin. Auth. Rev.:
(Chicago Historical Society Proj.) Series 2006, 0.04% 12/5/14, LOC JPMorgan Chase Bank, VRDN (a)	18,900	18,900
(Museum of Science & Industry Proj.) Series 2009 C, 0.05% 12/5/14, LOC PNC Bank NA, VRDN (a)	1,000	1,000
(OSF Healthcare Sys. Proj.) Series 2009 C, 0.04% 12/5/14, LOC Wells Fargo Bank NA, VRDN (a)	4,700	4,700
(Spertus Institute of Jewish Studies Proj.) 0.05% 12/5/14, LOC Northern Trust Co., VRDN (a)	3,400	3,400
Participating VRDN Series MS 3332, 0.04% 12/5/14 (Liquidity Facility Cr. Suisse AG) (a)(d)	400	400
Series 2011 B, 0.05% 12/5/14, LOC PNC Bank NA, VRDN (a)	950	950
Illinois Gen. Oblig. Series 2003 B, 0.03% 12/5/14, LOC JPMorgan Chase Bank, VRDN (a)	1,500	1,500
Illinois Health Facilities Auth. Rev. (Herman M. Finch Univ. of Health Sciences/The Chicago Med. School Proj.) Series 2003, 0.04% 12/5/14, LOC JPMorgan Chase Bank, VRDN (a)	900	900
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev. 0.05% 12/5/14, LOC Freddie Mac, VRDN (a)	500	500
Univ. of Illinois Rev. (UIC South Campus Dev. Proj.) Series 2008, 0.03% 12/5/14, LOC JPMorgan Chase Bank, VRDN (a)	6,300	6,300
		42,950
Indiana - 0.8%
Dearborn County Econ. Dev. Rev. (Dearborn County Hosp. Proj.) Series 2006, 0.15% 12/5/14, LOC Fifth Third Bank, Cincinnati, VRDN (a)	2,000	2,000
Indiana Dev. Fin. Auth. Econ. (Archer-Daniels-Midland Co. Proj.) Series 2012, 0.05% 12/5/14 (Archer Daniels Midland Co. Guaranteed), VRDN (a)	500	500
Indiana Dev. Fin. Auth. Envir. Rev. (Duke Energy Indiana, Inc. Proj.) Series 2009 A3, 0.06% 12/5/14, LOC Mizuho Corporate Bank Ltd., VRDN (a)	700	700
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 H, 0.04% 12/5/14, LOC JPMorgan Chase Bank, VRDN (a)	$ 1,200	$ 1,200
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.) Series 2008 H, 0.04% 12/5/14, LOC Bank of Nova Scotia, VRDN (a)	2,000	2,000
		6,400
Iowa - 0.7%
Iowa Fin. Auth. Poll. Cont. Facility Rev. (MidAmerican Energy Proj.) Series 2008 B, 0.08% 12/5/14, VRDN (a)	5,900	5,900
Louisiana - 0.9%
East Baton Rouge Parish Pub. Impt. Sales Tax Rev. Series 2008 A, 0.06% 12/5/14, LOC JPMorgan Chase Bank, VRDN (a)	1,200	1,200
Saint James Parish Gen. Oblig.:
(Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 0.2% 12/5/14, VRDN (a)	1,250	1,250
Series 2010 B1, 0.22% 12/5/14, VRDN (a)	2,700	2,700
(NuStar Logistics, L.P. Proj.):
Series 2010 A, 0.06% 12/5/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	1,000	1,000
Series 2010 B, 0.06% 12/5/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	1,500	1,500
		7,650
Maryland - 0.5%
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Adventist Healthcare Proj.) Series 2005 A, 0.04% 12/5/14, LOC MUFG Union Bank NA, VRDN (a)	800	800
(Anne Arundel Health Sys. Proj.) Series 2009 B, 0.06% 12/5/14, LOC Bank of America NA, VRDN (a)	3,200	3,200
		4,000
Massachusetts - 0.4%
Massachusetts Gen. Oblig. Participating VRDN Series Clipper 07 41, 0.07% 12/5/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)	2,500	2,500
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN Series EGL 07 0031, 0.01% 12/5/14 (Liquidity Facility Citibank NA) (a)(d)	1,000	1,000
		3,500
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Michigan - 0.2%
Michigan Hosp. Fin. Auth. Rev. Participating VRDN Series ROC II R 11676, 0.05% 12/5/14 (Liquidity Facility Citibank NA) (a)(d)	$ 1,300	$ 1,300
Minnesota - 0.9%
Hennepin County Gen. Oblig. Series 2013 C, 0.04% 12/5/14 (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (a)	1,000	1,000
Minnesota Gen. Oblig. Participating VRDN Series Putters 3844 Q, 0.05% 12/5/14 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,860	6,860
		7,860
Mississippi - 0.7%
Mississippi Bus. Fin. Corp. Indl. Dev. Rev. (New Process Steel, L.P. Proj.) Series 2010, 0.04% 12/5/14, LOC Wells Fargo Bank NA, VRDN (a)	6,100	6,100
Missouri - 1.2%
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Participating VRDN Series EGL 07 0001, 0.01% 12/5/14 (Liquidity Facility Citibank NA) (a)(d)	8,000	8,000
Saint Louis Indl. Dev. Auth. (Saint Luke's Plaza Apts. Proj.) Series 2009, 0.04% 12/5/14 (Liquidity Facility Freddie Mac), VRDN (a)	2,100	2,100
		10,100
Nebraska - 0.6%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2009, 0.06% 12/1/14 (Liquidity Facility Royal Bank of Canada), VRDN (a)	5,345	5,345
Nevada - 0.6%
Clark County Arpt. Rev. Series 2008 D3, 0.05% 12/5/14, LOC Bank of America NA, VRDN (a)	1,200	1,200
Clark County Fuel Tax Participating VRDN Series ROC II R 11507, 0.04% 12/5/14 (Liquidity Facility Citibank NA) (a)(d)	2,455	2,455
Clark County McCarran Int'l. Arpt. Passenger Facility Charge Rev. Series 2010 F2, 0.05% 12/5/14, LOC MUFG Union Bank NA, VRDN (a)	1,500	1,500
		5,155
New Jersey - 0.0%
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.) Series 2003 B1, 0.18% 12/5/14, VRDN (a)	300	300
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - 4.9%
Dutchess County Indl. Dev. Agcy. Civic Facility Rev. (Lutheran Ctr. at Poughkeepsie, Inc. Proj.) 0.12% 12/5/14, LOC KeyBank NA, VRDN (a)	$ 100	$ 100
New York City Gen. Oblig.:
Series 2004 H2 0.05% 12/5/14, LOC California Pub. Employees Retirement Sys., VRDN (a)	500	500
Series 2004 H3, 0.05% 12/5/14, LOC California Pub. Employees Retirement Sys., VRDN (a)	300	300
Series 2009 B3, 0.05% 12/5/14, LOC TD Banknorth, NA, VRDN (a)	1,400	1,400
Series 2011 A4, 0.04% 12/5/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	1,000	1,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2008 B1, 0.03% 12/5/14 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (a)	700	700
Series 2009 BB2, 0.06% 12/1/14 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	1,200	1,200
Series 2014 AA, 0.04% 12/1/14 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (a)	1,200	1,200
New York City Transitional Fin. Auth. Rev.:
Participating VRDN:
Series Putters 3857, 0.05% 12/5/14 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,500	2,500
Series ROC II R 14022, 0.05% 12/5/14 (Liquidity Facility Citibank NA) (a)(d)	2,815	2,815
Series 2003 A2, 0.06% 12/1/14 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (a)	1,100	1,100
New York Dorm. Auth. Revs.:
(City Univ. Proj.) Series 2008 C, 0.04% 12/5/14, LOC Bank of America NA, VRDN (a)	4,300	4,300
(Fordham Univ. Proj.) Series 2008 A2, 0.05% 12/5/14, LOC Bank of America NA, VRDN (a)	2,350	2,350
Participating VRDN Series EGL 07 0003, 0.01% 12/5/14 (Liquidity Facility Citibank NA) (a)(d)	15,000	15,000
New York Hsg. Fin. Agcy. Rev. (29 Flatbush Ave. Hsg. Proj.) Series 2010 A, 0.04% 12/5/14, LOC Bank of America NA, VRDN (a)	1,800	1,800
Triborough Bridge & Tunnel Auth. Revs. Series 2003 B2, 0.05% 12/5/14, LOC California Teachers Retirement Sys., VRDN (a)	5,490	5,490
		41,755
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
North Carolina - 1.2%
Greensboro Combined Enterprise Sys. Rev. Series 2014 A, 0.06% 12/5/14 (Liquidity Facility Bank of America NA), VRDN (a)	$ 500	$ 500
Raleigh Combined Enterprise Sys. Rev. Participating VRDN Series EGL 07 0010, 0.01% 12/5/14 (Liquidity Facility Citibank NA) (a)(d)	9,900	9,900
		10,400
Ohio - 1.1%
Columbus Gen. Oblig. Participating VRDN Series Putters 2365, 0.07% 12/5/14 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,360	4,360
Ohio Hosp. Facilities Rev. Participating VRDN Series Putters 3558, 0.05% 12/5/14 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,330	5,330
		9,690
Pennsylvania - 4.7%
Allegheny County Hosp. Dev. Auth. Rev. (Children's Institute Pittsburgh Proj.) Series 2005 B, 0.05% 12/5/14, LOC PNC Bank NA, VRDN (a)	900	900
Allegheny County Indl. Dev. Auth. Rev. (The Watson Institute Friendship Academy Proj.) Series 2010, 0.05% 12/5/14, LOC PNC Bank NA, VRDN (a)	3,635	3,635
Butler County Gen. Auth. Rev. (Erie School District Proj.) Series 2011, 0.05% 12/5/14, LOC PNC Bank NA, VRDN (a)	1,200	1,200
Cap. Region Wtr. Swr. Rev. Series 2014 B, 0.04% 12/5/14, LOC Manufacturers & Traders Trust Co., VRDN (a)	500	500
Crawford County Indl. Dev. Auth. College Rev. (Allegheny College Proj.) Series 2009 B, 0.06% 12/5/14, LOC PNC Bank NA, VRDN (a)	2,000	2,000
Lackawanna Hotel Room Rental Tax Rev. Series 2013, 0.05% 12/5/14, LOC PNC Bank NA, VRDN (a)	9,200	9,200
Lancaster Indl. Dev. Auth. Rev. (United Zion Retirement Cmnty. Proj.) 0.29% 12/5/14, LOC Citizens Bank of Pennsylvania, VRDN (a)	3,395	3,395
Montgomery County Higher Ed. & Health Auth. Rev. (William Penn Charter School Proj.) Series 2001, 0.05% 12/5/14, LOC PNC Bank NA, VRDN (a)	3,055	3,055
Montgomery County Redev. Auth. Multi-family Hsg. Rev. (Forge Gate Apts. Proj.) Series 2001 A, 0.04% 12/5/14, LOC Fannie Mae, VRDN (a)	4,990	4,990
Pennsylvania Gen. Oblig. Participating VRDN Series Putters 4014, 0.05% 12/5/14 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,500	3,500
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Philadelphia Auth. for Indl. Dev. Rev. (The Franklin Institute Proj.) Series 2006, 0.06% 12/5/14, LOC Bank of America NA, VRDN (a)	$ 2,655	$ 2,655
Somerset County Gen. Oblig. Series 2009 A, 0.05% 12/5/14, LOC PNC Bank NA, VRDN (a)	3,440	3,440
Washington County Hosp. Auth. Rev. (Monongahela Valley Hosp. Proj.) Series 2011 A, 0.05% 12/5/14, LOC PNC Bank NA, VRDN (a)	1,700	1,700
		40,170
Rhode Island - 2.1%
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev.:
(Bryant Univ. Proj.) Series 2008, 0.04% 12/5/14, LOC TD Banknorth, NA, VRDN (a)	500	500
(Rhode Island School of Design Proj.) Series 2008 B, 0.03% 12/5/14, LOC TD Banknorth, NA, VRDN (a)	17,295	17,295
		17,795
South Carolina - 3.3%
Columbia Wtrwks. & Swr. Rev. Participating VRDN Series BC 10 42W, 0.06% 12/5/14 (Liquidity Facility Barclays Bank PLC) (a)(d)	2,000	2,000
Greenville Hosp. Sys. Facilities Rev. Series 2008 B, 0.04% 12/5/14, LOC U.S. Bank NA, Cincinnati, VRDN (a)	22,750	22,750
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev.:
(Bon Secours Health Sys. Proj.) 0.04% 12/5/14, LOC JPMorgan Chase Bank, VRDN (a)	2,000	2,000
(Institute for Bus. and Home Safety Proj.) Series 2009, 0.04% 12/5/14, LOC Branch Banking & Trust Co., VRDN (a)	1,600	1,600
		28,350
Tennessee - 2.2%
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.):
Series 1994, 0.08% 12/5/14, LOC Bank of America NA, VRDN (a)	2,400	2,400
Series 2003, 0.08% 12/1/14, LOC Bank of America NA, VRDN (a)	900	900
Series 2004, 0.08% 12/1/14, LOC Bank of America NA, VRDN (a)	1,100	1,100
Series 2005, 0.08% 12/1/14, LOC Bank of America NA, VRDN (a)	5,305	5,305
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.): - continued
Series 2008, 0.08% 12/1/14, LOC Bank of America NA, VRDN (a)	$ 1,020	$ 1,020
Johnson City Health & Edl. Hosp. Rev. (Mountain States Health Alliance Proj.) Series 2011 A, 0.05% 12/5/14, LOC U.S. Bank NA, Cincinnati, VRDN (a)	700	700
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.):
Series 1999, 0.06% 12/5/14, LOC Bank of America NA, VRDN (a)	3,700	3,700
Series 2002, 0.08% 12/1/14, LOC Bank of America NA, VRDN (a)	1,600	1,600
Series 2006, 0.08% 12/1/14, LOC Bank of America NA, VRDN (a)	900	900
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Participating VRDN Series Clipper 06 4, 0.04% 12/5/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)	1,500	1,500
		19,125
Texas - 5.6%
Fort Bend Independent School District Participating VRDN Series PZ 124, 0.06% 12/5/14 (Liquidity Facility Wells Fargo & Co.) (a)(d)	10,415	10,415
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (YMCA of the Greater Houston Area Proj.) Series 2013 B, 0.04% 12/5/14, LOC JPMorgan Chase Bank, VRDN (a)	1,945	1,945
Lamar Consolidated Independent School District Participating VRDN Series DB 512, 0.08% 12/5/14 (Liquidity Facility Deutsche Bank AG) (a)(d)	400	400
North East Texas Independent School District Participating VRDN Series Putters 2355, 0.05% 12/5/14 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,640	4,640
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.) Series 2010 C, 0.16% 12/1/14, VRDN (a)	250	250
San Antonio Elec. & Gas Sys. Rev. Participating VRDN Series Putters 3344, 0.05% 12/5/14 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,215	3,215
San Antonio Pub. Facilities Corp. and Rfdg. Lease Participating VRDN Series CTE 12 3AX, 0.04% 12/5/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)	265	265
Texas A&M Univ. Rev. Participating VRDN Series BC 10 39W, 0.06% 12/5/14 (Liquidity Facility Barclays Bank PLC) (a)(d)	1,500	1,500
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas City Indl. Dev. Corp. (NRG Energy, Inc. Proj.) Series 2012, 0.06% 12/5/14, LOC Bank of America NA, VRDN (a)	$ 200	$ 200
Univ. of Texas Board of Regents Sys. Rev. 0.03% 12/5/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), VRDN (a)	25,000	25,000
		47,830
Utah - 0.1%
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.04% 12/5/14, LOC Wells Fargo Bank NA, VRDN (a)	1,000	1,000
Virginia - 2.3%
Cap. Beltway Fdg. Corp. Toll Rev. (I-495 HOT Lanes Proj.) Series 2008 D, 0.03% 12/5/14, LOC Bank of Nova Scotia, VRDN (a)	4,300	4,300
Fairfax County Indl. Dev. Auth.:
(Inova Health Sys. Proj.) Series 2005 A2, 0.05% 12/5/14, VRDN (a)	1,000	1,000
Participating VRDN Series Putters 4254, 0.05% 12/5/14 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	500	500
Virginia College Bldg. Auth. Edl. Facilities Rev. Participating VRDN Series PZ 161, 0.06% 12/5/14 (Liquidity Facility Wells Fargo & Co.) (a)(d)	3,860	3,860
Virginia Small Bus. Fing. Auth. (Hampton Univ. Proj.) Series 2008 A, 0.05% 12/5/14, LOC PNC Bank NA, VRDN (a)	9,750	9,750
		19,410
Washington - 1.6%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN Series Putters 2866, 0.05% 12/5/14 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,000	1,000
King County Swr. Rev. Participating VRDN Series ROC II R 11962, 0.01% 12/5/14 (Liquidity Facility Citibank NA) (a)(d)	1,600	1,600
Washington Gen. Oblig. Participating VRDN:
Series Clipper 05 39, 0.04% 12/5/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)	1,300	1,300
Series DB 606, 0.1% 12/5/14 (Liquidity Facility Deutsche Bank AG) (a)(d)	465	465
Series GS 06 7T, 0.04% 12/5/14 (Liquidity Facility Wells Fargo & Co.) (a)(d)	2,790	2,790
Series ROC II R 11889, 0.04% 12/5/14 (Liquidity Facility Citibank NA) (a)(d)	3,250	3,250
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Health Care Facilities Auth. Rev. Participating VRDN:
Series PT 4742, 0.04% 12/5/14 (Liquidity Facility Bank of America NA) (a)(d)	$ 1,190	$ 1,190
Series Putters 4480, 0.05% 12/5/14 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,775	1,775
		13,370
West Virginia - 0.1%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. (Appalachian Pwr. Co. - Amos Proj.) Series 2009 B, 0.04% 12/5/14, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	1,200	1,200
Wisconsin - 0.4%
Wisconsin Health & Edl. Facilities Auth. Rev. Participating VRDN Series ROC II R 14065, 0.05% 12/5/14 (Liquidity Facility Citibank NA) (a)(d)	3,200	3,200
Wyoming - 0.3%
Converse County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.06% 12/5/14, LOC Wells Fargo Bank NA, VRDN (a)	2,600	2,600
TOTAL VARIABLE RATE DEMAND NOTE (Cost $509,020)		509,020
Other Municipal Debt - 29.1%

Alabama - 0.1%
Alabama Pub. School & College Auth. Rev. Bonds Series 2007, 3.5% 12/1/14	800	800
Arizona - 0.5%
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev.:
Series 2012 A, 0.06% 12/17/14, LOC Royal Bank of Canada, CP	1,000	1,000
Series 2012 B, 0.13% 12/10/14, LOC Wells Fargo Bank NA, CP	2,400	2,400
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series C, 0.09% 3/18/15, CP	500	500
		3,900
California - 2.7%
California Gen. Oblig. Bonds:
3% 10/1/15	4,250	4,351
4% 11/1/15	3,430	3,551
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
California - continued
Kern County Gen. Oblig. TRAN 0.5% 6/30/15	$ 9,600	$ 9,621
Los Angeles County Gen. Oblig. TRAN 1.5% 6/30/15	4,600	4,637
Los Angeles Dept. of Wtr. & Pwr. Rev. 0.1% 12/22/14 (Liquidity Facility Wells Fargo Bank NA), CP	300	300
San Bernardino County Gen. Oblig. TRAN 2% 6/30/15	600	607
		23,067
Connecticut - 0.8%
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1999, 0.27% tender 12/15/14, CP mode	300	300
Connecticut Gen. Oblig. Bonds Series 2014 C:
1% 12/15/14	500	500
2% 6/15/15	1,400	1,414
Hartford County Metropolitan District Gen. Oblig. BAN:
Series F, 1.125% 12/5/14	500	500
1% 12/5/14	2,245	2,245
1% 3/23/15	2,030	2,035
		6,994
Delaware - 0.4%
Delaware Gen. Oblig. Bonds 5% 3/1/15	3,000	3,036
District Of Columbia - 0.4%
District of Columbia Rev. Bonds Series 2000, 0.08% tender 12/4/14, LOC JPMorgan Chase Bank, CP mode	1,900	1,900
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Series 1:
0.09% 12/5/14, LOC JPMorgan Chase Bank, CP	1,100	1,100
0.09% 4/6/15, LOC JPMorgan Chase Bank, CP	500	500
		3,500
Florida - 1.1%
Alachua County Health Facilities Auth. Health Facilities Rev. Bonds (Shands Teaching Hosp. & Clinics, Inc. Proj.) Series 2008 A, 0.09% tender 2/2/15, LOC Bank of America NA, CP mode	600	600
Florida Local Govt. Fin. Cmnty. Series 2011 A1:
0.07% 12/2/14, LOC JPMorgan Chase Bank, CP	600	600
0.08% 1/6/15, LOC JPMorgan Chase Bank, CP	900	900
Hillsborough County Cap. Impt. Prog. Rev. Series A:
0.1% 12/4/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	700	700
0.1% 1/22/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	500	500
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Hillsborough County Cap. Impt. Prog. Rev. Series A: - continued
0.11% 2/26/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	$ 600	$ 600
Jacksonville Elec. Auth. Elec. Sys. Rev. Series C1, 0.08% 12/2/14, CP	800	800
Jacksonville Gen. Oblig. Series 2004 A, 0.09% 12/1/14, LOC Barclays Bank PLC, CP	500	500
JEA Saint Johns River Pwr. Park Sys. Rev. Bonds Series 23, 5% 10/1/15	1,000	1,040
Pinellas County School District TAN 0.75% 6/30/15	1,800	1,807
Polk County Indl. Dev. Auth. Health Sys. Rev. Bonds Series 2014 A1, 0.12%, tender 6/26/15 (a)	600	600
Tampa Health Sys. Rev. Bonds Series 2012 B, 0.12%, tender 6/26/15 (a)	1,000	1,000
		9,647
Georgia - 0.9%
Fulton County Gen. Oblig. TAN 1% 12/31/14	6,900	6,905
Georgia Muni. Elec. Auth. Pwr. Rev. Bonds (Gen. Resolution Proj.) Series 1985A, 0.09% tender 12/9/14, LOC Barclays Bank PLC, CP mode	500	500
		7,405
Illinois - 1.0%
Chicago Metropolitan Wtr. Reclamation District Greater Chicago Bonds Series Solar 06 75, 0.11%, tender 2/19/15 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)(e)	3,200	3,200
Illinois Fin. Auth. Ed. Rev.:
Series L, 0.06% 12/2/14, LOC PNC Bank NA, CP	800	800
0.09% 1/14/15, LOC PNC Bank NA, CP	800	800
Illinois Fin. Auth. Rev. Bonds (Hosp. Sister Svcs. Proj.):
Series 2012 H:
0.08% tender 1/16/15, CP mode	500	500
0.08% tender 2/2/15, CP mode	300	300
0.09% tender 12/3/14, CP mode	600	600
Series 2012 I, 0.07% tender 12/1/14, CP mode	400	400
Illinois Unemployment Ins. Fund Bldg. Receipts Bonds Series 2012 A, 5% 6/15/15	1,500	1,539
		8,139
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Indiana - 0.6%
Indiana Fin. Auth. Rev. Bonds (Trinity Health Sys. Proj.) Series 2008 D2:
0.06% tender 12/9/14, CP mode	$ 2,600	$ 2,600
0.09% tender 12/1/14, CP mode	1,100	1,100
Indianapolis Gas Util. Sys. Rev. 0.08% 12/4/14, LOC JPMorgan Chase Bank, CP	1,000	1,000
		4,700
Kansas - 0.7%
Wichita Gen. Oblig. BAN 0.25% 10/15/15	6,000	6,001
Kentucky - 0.0%
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 0.23% tender 1/8/15, CP mode	300	300
Maryland - 1.9%
Baltimore County Gen. Oblig.:
0.08% 12/4/14 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	1,300	1,300
0.08% 1/15/15 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	1,000	1,000
0.08% 1/15/15 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	600	600
Montgomery County Gen. Oblig. Bonds Series 2013 MD, 0.08%, tender 3/2/15 (a)	1,600	1,600
Prince Georges County Gen. Oblig. Bonds Series 2014 B, 5% 12/1/15	11,265	11,808
		16,308
Massachusetts - 0.3%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1992:
0.25% tender 12/11/14, CP mode	1,000	1,000
0.25% tender 12/12/14, CP mode	1,800	1,800
		2,800
Michigan - 0.9%
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds (Spectrum Health Sys. Proj.) Series 2008 A, 5.5%, tender 1/15/15 (a)	2,590	2,607
Michigan Bldg. Auth. Rev. Series 6, 0.07% 12/11/14, LOC State Street Bank & Trust Co., Boston, LOC U.S. Bank NA, Cincinnati, CP	2,100	2,100
Michigan Hosp. Fin. Auth. Rev. Bonds (Trinity Health Sys. Proj.) Series 2008 C:
0.06% tender 12/1/14, CP mode	600	600
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan Hosp. Fin. Auth. Rev. Bonds (Trinity Health Sys. Proj.) Series 2008 C: - continued
0.06% tender 12/2/14, CP mode	$ 500	$ 500
0.07% tender 2/5/15, CP mode	1,100	1,100
0.09% tender 12/3/14, CP mode	500	500
Univ. of Michigan Rev. Series J1, 0.06% 12/17/14, CP	500	500
		7,907
Minnesota - 0.2%
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Bonds Series 2002 A, 5.25% 1/1/15	1,350	1,356
Univ. of Minnesota Gen. Oblig. Series 2007 B, 0.08% 12/4/14, CP	400	400
		1,756
Missouri - 0.1%
Missouri Health & Edl. Facilities Bonds (BJC Health Sys. Proj.) Series 2013 C, 0.11%, tender 6/26/15 (a)	500	500
Nebraska - 0.2%
Nebraska Pub. Pwr. District Rev. Series A:
0.08% 12/4/14, CP	500	500
0.08% 12/10/14, CP	500	500
0.08% 2/9/15, CP	500	500
0.08% 2/18/15, CP	500	500
		2,000
Nevada - 0.1%
Truckee Meadows Wtr. Auth. Wtr. Rev. Series 2006 B, 0.1% 12/1/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	700	700
New Hampshire - 0.1%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1990 B, 0.35% tender 12/5/14, CP mode	1,000	1,000
New Jersey - 1.3%
Hamilton Township Mercer County BAN Series 2014 B, 1% 6/11/15	600	603
JPMorgan Chase:
Bonds:
Series Putters 4465, 0.1%, tender 1/22/15 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	4,500	4,500
Series Putters 4466, 0.13%, tender 12/11/14 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	2,540	2,540
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
JPMorgan Chase: - continued
NA Letter of Credit Bonds:
Series Putters 4460, 0.12%, tender 4/2/15 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	$ 2,100	$ 2,100
Series Putters 4461, 0.1%, tender 1/8/15 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	900	900
Passaic County Gen. Oblig. BAN Series 2013 A, 1.25% 12/19/14	500	500
		11,143
New York - 0.8%
JPMorgan Chase Bonds Series Putters 4410, 0.09%, tender 1/8/15 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	795	795
New York City Transitional Fin. Auth. Rev. Bonds Series 2013 D, 5% 11/1/15	3,060	3,195
New York Metropolitan Trans. Auth. Rev.:
Series 2B, 0.08% 2/11/15, LOC Barclays Bank PLC, CP	1,600	1,600
Series 2D:
0.09% 2/6/15, LOC Citibank NA, CP	1,000	1,000
0.1% 12/8/14, LOC Citibank NA, CP	500	500
		7,090
North Carolina - 0.3%
North Carolina Gen. Oblig. Bonds Series 2005 B, 5% 4/1/15	2,100	2,134
Ohio - 0.3%
Ohio Higher Edl. Facility Commission Rev. Bonds (The Cleveland Clinic Foundation Proj.):
Series 2008 B5:
0.1% tender 2/4/15, CP mode	700	700
0.1% tender 5/6/15, CP mode	400	400
Series 2008 B6:
0.1% tender 3/5/15, CP mode	400	400
0.1% tender 4/6/15, CP mode	700	700
		2,200
Oklahoma - 0.2%
Oklahoma City Wtr. Utils. Trust Wtr. and Swr. Rev. Series A:
0.07% 12/4/14, LOC State Street Bank & Trust Co., Boston, CP	600	600
0.09% 12/8/14, LOC State Street Bank & Trust Co., Boston, CP	500	500
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Oklahoma - continued
Oklahoma City Wtr. Utils. Trust Wtr. and Swr. Rev. Series A: - continued
0.09% 12/8/14, LOC State Street Bank & Trust Co., Boston, CP	$ 500	$ 500
0.09% 12/8/14, LOC State Street Bank & Trust Co., Boston, CP	500	500
		2,100
Oregon - 1.3%
Oregon Gen. Oblig.:
Bonds Series WF11 57 C, 0.14%, tender 7/9/15 (Liquidity Facility Wells Fargo Bank NA) (a)(d)(e)	1,000	1,000
TAN Series 2014 A, 2% 6/15/15	5,000	5,050
Portland Swr. Sys. Rev. Bonds Series 2014 B, 5% 10/1/15	4,460	4,640
		10,690
Pennsylvania - 0.7%
Pennsylvania Gen. Oblig. Bonds Series 2012, 5% 6/1/15	3,200	3,278
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed.:
BAN Series 2014, 2% 7/22/15	400	405
Bonds (Univ. Cap. Proj.) Series 2005 C, 0.08% tender 2/5/15, CP mode	2,700	2,700
		6,383
Texas - 9.3%
Austin Elec. Util. Sys. Rev. Series A, 0.08% 12/4/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	1,400	1,400
Harris County Gen. Oblig.:
Series A1, 0.1% 12/1/14 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	700	700
0.1% 3/18/15 (Liquidity Facility JPMorgan Chase Bank), CP	600	600
Harris County Metropolitan Trans. Auth. Series A1:
0.08% 12/4/14 (Liquidity Facility JPMorgan Chase Bank), CP	1,900	1,900
0.14% 12/10/14 (Liquidity Facility JPMorgan Chase Bank), CP	16,500	16,500
Lower Colorado River Auth. Rev.:
Series A:
0.08% 1/15/15, LOC JPMorgan Chase Bank, CP	1,000	1,000
0.08% 2/2/15, LOC JPMorgan Chase Bank, CP	600	600
0.08% 2/4/15, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	900	900
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Lower Colorado River Auth. Rev.: - continued
0.09% 12/3/14, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	$ 300	$ 300
0.09% 12/3/14, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	400	400
0.1% 12/1/14, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	600	600
North Texas Tollway Auth. Rev. Bonds Series 2009 D:
0.07% tender 1/6/15, LOC JPMorgan Chase Bank, CP mode	700	700
0.07% tender 1/7/15, LOC JPMorgan Chase Bank, CP mode	1,000	1,000
Round Rock Independent School District Bonds Series 2005, 5% 8/1/15 (Permanent School Fund of Texas Guaranteed)	945	976
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Bonds (Baylor Health Care Sys. Proj.) Series 2013 B, 0.13%, tender 6/26/15 (a)	400	400
Texas A&M Univ. Rev. Series 1993 B:
0.09% 12/8/14, CP	600	600
0.09% 3/6/15, CP	500	500
Texas Gen. Oblig. TRAN Series 2014, 1.5% 8/31/15	38,400	38,791
Texas Muni. Pwr. Agcy. Rev. Series 2005:
0.08% 2/11/15, LOC Barclays Bank PLC, CP	500	500
0.09% 12/9/14, LOC Barclays Bank PLC, CP	900	900
Univ. of Texas Board of Regents Sys. Rev. Series 2002 A:
0.05% 12/16/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	500	500
0.06% 12/15/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	300	300
0.07% 2/4/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	500	500
0.07% 2/12/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	5,000	5,000
0.08% 12/3/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	500	500
0.08% 1/14/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	500	500
0.08% 2/2/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	500	500
0.08% 4/2/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	300	300
0.08% 4/6/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	500	500
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Univ. of Texas Board of Regents Sys. Rev. Series 2002 A: - continued
0.08% 4/7/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	$ 500	$ 500
0.09% 1/22/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	500	500
0.09% 3/5/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	400	400
		79,267
Utah - 0.1%
Utah Gen. Oblig. Bonds Series 2009 C, 5% 7/1/15	1,185	1,218
Virginia - 0.3%
Fairfax County Indl. Dev. Auth. Bonds (Inova Health Sys. Proj.) Series 2012 C, 0.12%, tender 6/26/15 (a)	1,100	1,100
Norfolk Econ. Dev. Auth. Rev. 0.09% 3/18/15, CP	1,500	1,500
		2,600
Washington - 0.8%
Washington Gen. Oblig. Bonds:
Series 2006 RA, 5% 7/1/15	1,250	1,285
Series 2007 C, 5% 1/1/15	2,740	2,751
Series 2010 B, 5% 1/1/15	2,080	2,089
Washington Health Care Facilities Auth. Rev. Bonds Series 2013 B1, 0.19%, tender 6/26/15 (a)	500	500
		6,625
Wisconsin - 0.7%
Milwaukee Gen. Oblig. Bonds Series 2014 N2, 5% 4/1/15	500	508
Wisconsin Gen. Oblig.:
Bonds Series 2005 1, 5% 5/1/15	1,400	1,428
Series 2006 A, 0.07% 12/1/14 (Liquidity Facility Bank of New York, New York), CP	500	500
Series 2013 A, 0.08% 12/8/14 (Liquidity Facility Bank of New York, New York), CP	500	500
Wisconsin Health & Edl. Facilities Bonds:
Series 2013 B, 0.1%, tender 6/26/15 (a)	455	455
Series 2014 B1, 0.1%, tender 6/26/15 (a)	500	500
Wisconsin Trans. Rev.:
Series 1997 A, 0.09% 3/6/15 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	800	800
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Trans. Rev.: - continued
Series 2006 A, 0.1% 12/1/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	$ 800	$ 800
Series 2013 A, 0.09% 12/8/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	700	700
		6,191
TOTAL OTHER MUNICIPAL DEBT (Cost $248,101)		248,101
Investment Company - 8.6%
	Shares
Fidelity Tax-Free Cash Central Fund, 0.04% (b)(c) (Cost $73,549)	73,549	73,549
TOTAL INVESTMENT PORTFOLOIO - 97.3% (Cost $830,670)		830,670
NET OTHER ASSETS (LIABILITIES) - 2.7%		22,935
NET ASSETS - 100%		$ 853,605
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
TAN	-	TAX ANTICIPATION NOTE
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d) Provides evidence of ownership in one or more underlying municipal bonds.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $15,035,000 or 1.8% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost (000s)
Chicago Metropolitan Wtr. Reclamation District Greater Chicago Bonds Series Solar 06 75, 0.11%, tender 2/19/15 (Liquidity Facility U.S. Bank NA, Cincinnati)	11/21/13	$ 3,200
JPMorgan Chase Bonds Series Putters 4410, 0.09%, tender 1/8/15 (Liquidity Facility JPMorgan Chase Bank)	10/31/13	$ 795
Security	Acquisition Date	Cost (000s)
JPMorgan Chase Bonds Series Putters 4465, 0.1%, tender 1/22/15 (Liquidity Facility JPMorgan Chase Bank)	7/17/14	$ 4,500
JPMorgan Chase Bonds Series Putters 4466, 0.13%, tender 12/11/14 (Liquidity Facility JPMorgan Chase Bank)	7/17/14	$ 2,540
JPMorgan Chase NA Letter of Credit Bonds Series Putters 4460, 0.12%, tender 4/2/15 (Liquidity Facility JPMorgan Chase Bank)	7/10/14	$ 2,100
JPMorgan Chase NA Letter of Credit Bonds Series Putters 4461, 0.1%, tender 1/8/15 (Liquidity Facility JPMorgan Chase Bank)	7/10/14	$ 900
Oregon Gen. Oblig. Bonds Series WF11 57 C, 0.14%, tender 7/9/15 (Liquidity Facility Wells Fargo Bank NA)	9/24/14	$ 1,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$ 8
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At November 30, 2014, the cost of investment securities for income tax purposes was $830,670,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for
Fidelity® Arizona Municipal

Money Market Fund

November 30, 2014

1.810673.110

SPZ-QTLY-0115

Investments November 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 67.0%
	Principal Amount	Value
Alabama - 0.0%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.23% 12/5/14, VRDN (b)(e)	$ 200,000	$ 200,000
Arizona - 65.1%
Arizona Board of Regents Arizona State Univ. Rev.:
Participating VRDN Series 33 85X, 0.05% 12/5/14 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)	6,665,000	6,665,000
Series 2008 A, 0.04% 12/5/14, LOC JPMorgan Chase Bank, VRDN (b)	6,360,000	6,360,000
Series 2008 B, 0.05% 12/5/14, LOC JPMorgan Chase Bank, VRDN (b)	9,000,000	9,000,000
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.):
Series 2008 E, 0.05% 12/5/14, LOC Bank of America NA, VRDN (b)	2,200,000	2,200,000
Series 2008 G, 0.04% 12/5/14, LOC Wells Fargo Bank NA, VRDN (b)	36,630,000	36,630,000
(Catholic Healthcare West Proj.):
Series 2005 B, 0.05% 12/5/14, LOC JPMorgan Chase Bank, VRDN (b)	12,160,000	12,160,000
Series 2008 B, 0.04% 12/5/14, LOC PNC Bank NA, VRDN (b)	14,000,000	14,000,000
Series 2009 F, 0.05% 12/5/14, LOC Mizuho Corporate Bank Ltd., VRDN (b)	24,200,000	24,200,000
Arizona Hsg. Fin. Auth. Multi-family Hsg. Rev. (Santa Carolina Apts. Proj.) Series 2005, 0.11% 12/5/14, LOC Fannie Mae, VRDN (b)(e)	3,645,000	3,645,000
BB&T Muni. Trust Participating VRDN Series BBT 08 09, 0.04% 12/5/14 (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	7,000,000	7,000,000
Casa Grande Indl. Dev. Auth. Indl. Dev. Rev. (Price Companies, Inc. Proj.) Series A, 0.2% 12/5/14, LOC Bank of America NA, VRDN (b)(e)	930,000	930,000
Chandler Gen. Oblig. Participating VRDN Series GS 07 49TP, 0.04% 12/5/14 (Liquidity Facility Wells Fargo & Co.) (b)(f)	1,450,000	1,450,000
Coconino County Poll. Cont. Corp. Rev.:
(Arizona Pub. Svc. Co. Navajo Proj.) Series 2009 B, 0.04% 12/1/14, LOC JPMorgan Chase Bank, VRDN (b)(e)	11,700,000	11,700,000
(Tucson Elec. Pwr. Co. Navajo Proj.) Series 2010 A, 0.09% 12/5/14, LOC JPMorgan Chase Bank, VRDN (b)(e)	3,500,000	3,500,000
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Glenn Oaks Apts. Proj.) Series 2001, 0.07% 12/5/14, LOC Fannie Mae, VRDN (b)(e)	2,249,675	2,249,675
Variable Rate Demand Note - continued
	Principal Amount	Value
Arizona - continued
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.: - continued
(Ranchwood Apts. Proj.) Series 2001 A, 0.07% 12/5/14, LOC Fannie Mae, VRDN (b)(e)	$ 1,400,000	$ 1,400,000
(San Angelin Apts. Proj.) Series 2004, 0.07% 12/5/14, LOC Fannie Mae, VRDN (b)(e)	1,300,000	1,300,000
(San Martin Apts. Proj.) Series A1, 0.07% 12/5/14, LOC Fannie Mae, VRDN (b)(e)	6,000,000	6,000,000
(San Remo Apts. Proj.) Series 2002, 0.07% 12/5/14, LOC Fannie Mae, VRDN (b)(e)	8,675,000	8,675,000
(Village at Sun Valley Apts. Proj.) Series 2008, 0.09% 12/5/14, LOC Freddie Mac, VRDN (b)(e)	12,440,000	12,440,000
(Village Square Apts. Proj.) Series 2004, 0.09% 12/5/14, LOC Fannie Mae, VRDN (b)(e)	1,000,000	1,000,000
Maricopa County Indl. Dev. Auth. Rev.:
(Clayton Homes, Inc. Proj.) Series 1998, 0.09% 12/5/14, LOC U.S. Bank NA, Cincinnati, VRDN (b)(e)	1,000,000	1,000,000
(Valley of the Sun YMCA Proj.) Series 2008, 0.08% 12/5/14, LOC U.S. Bank NA, Cincinnati, VRDN (b)	6,000,000	6,000,000
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 0.27% 12/5/14, VRDN (b)	2,100,000	2,100,000
Mesa Util. Sys. Rev. Participating VRDN Series ROC II R 11959X, 0.05% 12/5/14 (Liquidity Facility Citibank NA) (b)(f)	7,250,000	7,250,000
Northern Arizona Univ. Revs. Participating VRDN Series Solar 07 14, 0.04% 12/5/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(f)	4,600,000	4,600,000
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Participating VRDN Series Putters 3458, 0.05% 12/5/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,000,000	4,000,000
Phoenix Gen. Oblig. Participating VRDN Series BBT 2012, 0.04% 12/5/14 (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	10,745,000	10,745,000
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev. (Del Mar Terrace Apts. Proj.) Series 1999 A, 0.05% 12/5/14, LOC Freddie Mac, VRDN (b)	2,500,000	2,500,000
Phoenix Indl. Dev. Auth. Rev.:
(Desert Botanical Garden Proj.) Series 2000, 0.04% 12/5/14, LOC JPMorgan Chase Bank, VRDN (b)	600,000	600,000
(Independent Newspaper, Inc. Proj.) Series 2000, 0.24% 12/5/14, LOC Wells Fargo Bank NA, VRDN (b)(e)	595,000	595,000
Pima County Indl. Dev. Auth. Indl. Rev. (Tucson Elec. Pwr. Co. Proj.) Series 1982 A, 0.07% 12/5/14, LOC Wells Fargo Bank NA, VRDN (b)	9,600,000	9,600,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Arizona - continued
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(River Point Proj.) Series 2001, 0.07% 12/5/14, LOC Fannie Mae, VRDN (b)(e)	$ 5,635,000	$ 5,635,000
Series A, 0.07% 12/5/14, LOC Fannie Mae, VRDN (b)(e)	3,200,000	3,200,000
Pima County Indl. Dev. Auth. Rev. (Broadway Proper Congregate Proj.) Series 2000 A, 0.06% 12/5/14, LOC Fed. Home Ln. Bank, San Francisco, VRDN (b)	3,160,000	3,160,000
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN:
Series BC 10 21W, 0.06% 12/5/14 (Liquidity Facility Barclays Bank PLC) (b)(f)	5,000,000	5,000,000
Series EGL 06 14 Class A, 0.01% 12/5/14 (Liquidity Facility Citibank NA) (b)(f)	1,300,000	1,300,000
Series MS 3078, 0.04% 12/5/14 (Liquidity Facility Cr. Suisse AG) (b)(f)	1,500,000	1,500,000
Series ROC II R 11980 X, 0.06% 12/5/14 (Liquidity Facility Citibank NA) (b)(f)	700,000	700,000
Scottsdale Gen. Oblig. Participating VRDN Series BBT 08 20, 0.04% 12/5/14 (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	10,975,000	10,975,000
Tempe Indl. Dev. Auth. Rev. (ASUF Brickyard Proj.) Series 2004 A, 0.06% 12/5/14, LOC Bank of America NA, VRDN (b)	11,950,000	11,950,000
Tucson Indl. Dev. Auth. Multi-family Hsg. Rev. (Family Hsg. Resources Proj.) Series 2002 A, 0.05% 12/5/14, LOC Fannie Mae, VRDN (b)	3,800,000	3,800,000
Yavapai County Indl. Dev. Auth. (Northern Arizona Healthcare Sys. Proj.) Series 2008 B, 0.04% 12/5/14, LOC Wells Fargo Bank NA, VRDN (b)	3,900,000	3,900,000
		272,614,675
Delaware - 0.2%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1987, 0.12% 12/1/14, VRDN (b)(e)	100,000	100,000
Series 1988, 0.12% 12/1/14, VRDN (b)(e)	300,000	300,000
Series 1994, 0.12% 12/1/14, VRDN (b)(e)	200,000	200,000
Series 1999 A, 0.19% 12/5/14, VRDN (b)	400,000	400,000
		1,000,000
Louisiana - 0.1%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 A1, 0.2% 12/5/14, VRDN (b)	360,000	360,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Missouri - 0.4%
Missouri Health & Edl. Facilities Series 2013 B, 0.06% 12/1/14, LOC Bank of America NA, VRDN (b)	$ 1,500,000	$ 1,500,000
Nebraska - 0.0%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 0.23% 12/5/14, VRDN (b)(e)	200,000	200,000
Nevada - 0.1%
Clark County Arpt. Rev.:
Series 2008 C2, 0.04% 12/5/14, LOC Landesbank Baden-Wurttemberg, VRDN (b)(e)	300,000	300,000
Series 2008 C3, 0.05% 12/5/14, LOC Landesbank Baden-Wurttemberg, VRDN (b)(e)	200,000	200,000
		500,000
New Jersey - 0.3%
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.):
Series 2003 B1, 0.18% 12/5/14, VRDN (b)	900,000	900,000
Series 2012 A, 0.19% 12/5/14, VRDN (b)(e)	200,000	200,000
		1,100,000
North Carolina - 0.1%
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.06% 12/5/14, LOC Cr. Industriel et Commercial, VRDN (b)	600,000	600,000
South Carolina - 0.1%
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series 1999 A, 0.1% 12/1/14, VRDN (b)	400,000	400,000
Tennessee - 0.2%
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.) Series 2002, 0.08% 12/1/14, LOC Bank of America NA, VRDN (b)	800,000	800,000
Texas - 0.3%
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.08% 12/5/14, LOC JPMorgan Chase Bank, VRDN (b)(e)	200,000	200,000
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.16% 12/1/14, VRDN (b)	850,000	850,000
Series 2004, 0.16% 12/5/14, VRDN (b)(e)	200,000	200,000
		1,250,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Wyoming - 0.1%
Lincoln County Envir. (PacifiCorp Proj.) Series 1995, 0.2% 12/5/14, VRDN (b)(e)	$ 250,000	$ 250,000
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1984, 0.2% 12/1/14, VRDN (b)	100,000	100,000
		350,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $280,874,675)		280,874,675
Other Municipal Debt - 23.9%

Arizona - 23.2%
Arizona Board of Regents Arizona State Univ. Rev. Bonds Series 2012 A, 4% 7/1/15	4,690,000	4,795,804
Arizona Health Facilities Auth. Rev. Bonds Series 2008 D, 5% 1/1/15	1,500,000	1,506,134
Arizona School Facilities Board Ctfs. of Prtn. Bonds Series 2005 A1, 5% 9/1/15	2,130,000	2,206,406
Arizona State Lottery Rev. Bonds Series 2010 A, 5% 7/1/15	3,755,000	3,861,320
Arizona Trans. Board Excise Tax Rev. Bonds Series 2014, 4% 7/1/15 (a)	4,770,000	4,868,882
Chandler Gen. Oblig. Bonds Series 2014, 2% 7/1/15	3,415,000	3,452,292
Chandler Street & Hwy. User Rev. Bonds Series 2014, 2% 7/1/15	3,225,000	3,259,425
Maricopa County Phoenix Union High School District #210 Bonds:
(School Impt. Proj.) Series 2014 C, 1% 7/1/15	3,900,000	3,919,012
Series 2014, 1% 7/1/15	170,000	170,769
Mesa Gen. Oblig. Bonds Series 2014, 4% 7/1/15	1,800,000	1,838,604
Phoenix Civic Impt. Corp. Series 2014 A2, 0.08% 1/6/15, LOC Barclays Bank PLC, CP	15,000,000	15,000,000
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev.:
Series 2012 A, 0.06% 12/17/14, LOC Royal Bank of Canada, CP	4,200,000	4,200,000
Series 2012 B, 0.13% 12/10/14, LOC Wells Fargo Bank NA, CP	3,800,000	3,800,000
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Bonds:
Series 2005, 5% 7/1/15	4,100,000	4,214,382
Series 2011, 4% 7/1/15	1,500,000	1,533,692
Phoenix Gen. Oblig. Bonds Series 2007 A, 5% 7/1/15	1,750,000	1,799,416
Pima County Ctfs. of Prtn. Bonds Series 2014, 2% 12/1/14	775,000	775,000
Pima County Gen. Oblig. Bonds Series 2013 B, 3% 7/1/15	1,125,000	1,143,830
Other Municipal Debt - continued
	Principal Amount	Value
Arizona - continued
Pima County Reg'l. Trans. Auth. Excise Tax Rev. Bonds Series 2014, 4% 6/1/15	$ 4,000,000	$ 4,077,202
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Bonds Series 2009 B, 4% 1/1/15	5,205,000	5,221,997
Series C:
0.06% 12/10/14, CP	4,200,000	4,200,000
0.06% 12/11/14, CP	4,200,000	4,200,000
0.09% 3/18/15, CP	4,200,000	4,200,000
0.1% 12/1/14, CP	8,000,000	8,000,000
Scottsdale Gen. Oblig. Bonds Series 2014, 2% 7/1/15	3,845,000	3,886,273
Tempe Gen. Oblig. Bonds Series 2014 C, 1% 7/1/15 (a)	1,095,000	1,100,070
		97,230,510
Kentucky - 0.2%
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 0.23% tender 1/8/15, CP mode	100,000	100,000
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 B, 0.32% tender 12/15/14, CP mode (e)	500,000	500,000
		600,000
Massachusetts - 0.2%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1992, 0.25% tender 12/12/14, CP mode	1,000,000	1,000,000
New Hampshire - 0.2%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1990 A1, 0.32% tender 12/15/14, CP mode (e)	500,000	500,000
Series 1990 A2, 0.32% tender 12/12/14, CP mode (e)	400,000	400,000
		900,000
Virginia - 0.1%
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1992, 0.45% tender 12/16/14, CP mode (e)	300,000	300,000
West Virginia - 0.0%
Grant County Cmnty. Solid Waste Disp. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1996, 0.32% tender 12/11/14, CP mode (e)	100,000	100,000
TOTAL OTHER MUNICIPAL DEBT (Cost $100,130,510)		100,130,510
Investment Company - 9.5%
	Shares	Value
Fidelity Municipal Cash Central Fund, 0.05% (c)(d) (Cost $39,668,000)	39,668,000	$ 39,668,000
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $420,673,185)		420,673,185
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(1,884,189)
NET ASSETS - 100%		$ 418,788,996
Security Type Abbreviations
CP	-	COMMERCIAL PAPER
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 6,394
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At November 30, 2014, the cost of investment securities for income tax purposes was $420,673,185.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Municipal
Money Market Fund

November 30, 2014

1.810714.110

TEM-QTLY-0115

Investments November 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 57.7%
	Principal Amount (000s)	Value (000s)
Alabama - 0.8%
Auburn Univ. Gen. Fee Rev. Participating VRDN Series WF 08 55C, 0.05% 12/5/14 (Liquidity Facility Wells Fargo & Co.) (b)(f)	$ 23,460	$ 23,460
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.23% 12/5/14, VRDN (b)(e)	39,215	39,215
Mobile Indl. Dev. Board Dock & Wharf Rev. (Holnam, Inc. Proj.) Series 1999 A, 0.09% 12/5/14, LOC Bayerische Landesbank Girozentrale, VRDN (b)	21,000	21,000
Mobile Indl. Dev. Board Exempt Facilities Rev. Series 1997, 0.06% 12/5/14 (Kimberly-Clark Corp. Guaranteed), VRDN (b)	14,800	14,800
Mobile Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Second Series 2009, 0.06% 12/1/14, VRDN (b)	15,300	15,300
Univ. of Alabama at Birmingham Hosp. Rev. Series 2012 C, 0.05% 12/5/14, LOC PNC Bank NA, VRDN (b)	31,300	31,300
Washington County Indl. Dev. Auth. Rev. (Sempra Energy Proj.) Series 2007, 0.04% 12/5/14, LOC UBS AG, VRDN (b)	43,160	43,160
West Jefferson Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Miller Plant Proj.) Series 2008, 0.06% 12/1/14, VRDN (b)(e)	31,800	31,800
		220,035
Alaska - 0.5%
Alaska Indl. Dev. & Export Auth. Rev.:
(Greater Fairbanks Cmnty. Hosp. Foundation Proj.) Series 2009 A, 0.04% 12/5/14, LOC MUFG Union Bank NA, VRDN (b)	19,725	19,725
Participating VRDN Series Putters 4722, 0.04% 12/5/14 (Liquidity Facility Bank of America NA) (b)(f)	16,665	16,665
Alaska Int'l. Arpts. Revs. Series 2009 A, 0.05% 12/5/14, LOC State Street Bank & Trust Co., Boston, VRDN (b)	8,900	8,900
Valdez Marine Term. Rev.:
(ConocoPhillips Proj.) Series 1994 A, 0.04% 12/5/14 (ConocoPhillips Co. Guaranteed), VRDN (b)	60,100	60,100
(Phillips Trans. Alaska, Inc. Proj.):
Series 1994 B, 0.05% 12/5/14 (ConocoPhillips Co. Guaranteed), VRDN (b)	26,000	26,000
Series 1994 C, 0.05% 12/5/14 (ConocoPhillips Co. Guaranteed), VRDN (b)	3,000	3,000
Series 2002, 0.04% 12/5/14, VRDN (b)	15,700	15,700
		150,090
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Arizona - 1.4%
Arizona Board of Regents Arizona State Univ. Rev. Series 2008 A, 0.04% 12/5/14, LOC JPMorgan Chase Bank, VRDN (b)	$ 10,865	$ 10,865
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.):
Series 2008 F, 0.04% 12/5/14, LOC JPMorgan Chase Bank, VRDN (b)	30,610	30,610
Series 2008 G, 0.04% 12/5/14, LOC Wells Fargo Bank NA, VRDN (b)	19,440	19,440
(Catholic Healthcare West Proj.):
Series 2005 B, 0.05% 12/5/14, LOC JPMorgan Chase Bank, VRDN (b)	13,930	13,930
Series 2008 A, 0.04% 12/5/14, LOC JPMorgan Chase Bank, VRDN (b)	33,500	33,500
Series 2008 B, 0.04% 12/5/14, LOC PNC Bank NA, VRDN (b)	23,800	23,800
Series 2009 F, 0.05% 12/5/14, LOC Mizuho Corporate Bank Ltd., VRDN (b)	39,750	39,750
(Southwest Behavioral Health Svcs., Inc. Proj.) Series 2004, 0.04% 12/5/14, LOC JPMorgan Chase Bank, VRDN (b)	3,395	3,395
Coconino County Poll. Cont. Corp. Rev.:
(Arizona Pub. Svc. Co. Navajo Proj.) Series 2009 A, 0.24% 12/5/14, VRDN (b)	4,000	4,000
(Tucson Elec. Pwr. Co. Navajo Proj.) Series 2010 A, 0.09% 12/5/14, LOC JPMorgan Chase Bank, VRDN (b)(e)	14,900	14,900
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Ranchwood Apts. Proj.) Series 2001 A, 0.07% 12/5/14, LOC Fannie Mae, VRDN (b)(e)	2,295	2,295
(San Angelin Apts. Proj.) Series 2004, 0.07% 12/5/14, LOC Fannie Mae, VRDN (b)(e)	14,900	14,900
(San Clemente Apts. Proj.) Series 2004, 0.07% 12/5/14, LOC Fannie Mae, VRDN (b)(e)	10,600	10,600
(San Fernando Apts. Proj.) Series 2004, 0.07% 12/5/14, LOC Fannie Mae, VRDN (b)(e)	14,500	14,500
(San Lucas Apts. Proj.) Series 2003, 0.07% 12/5/14, LOC Fannie Mae, VRDN (b)(e)	13,700	13,700
(San Martin Apts. Proj.):
Series A1, 0.07% 12/5/14, LOC Fannie Mae, VRDN (b)(e)	5,700	5,700
Series A2, 0.08% 12/5/14, LOC Fannie Mae, VRDN (b)(e)	4,300	4,300
(San Miguel Apts. Proj.) Series 2003, 0.07% 12/5/14, LOC Fannie Mae, VRDN (b)(e)	14,900	14,900
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.: - continued
(San Remo Apts. Proj.) Series 2002, 0.07% 12/5/14, LOC Fannie Mae, VRDN (b)(e)	$ 4,100	$ 4,100
(Sands Apts. Proj.) Series 2001 A, 0.07% 12/5/14, LOC Fannie Mae, VRDN (b)(e)	2,595	2,595
(Village Square Apts. Proj.) Series 2004, 0.09% 12/5/14, LOC Fannie Mae, VRDN (b)(e)	2,500	2,500
Maricopa County Indl. Dev. Auth. Rev. (Clayton Homes, Inc. Proj.) Series 1998, 0.09% 12/5/14, LOC U.S. Bank NA, Cincinnati, VRDN (b)(e)	4,200	4,200
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 0.27% 12/5/14, VRDN (b)	1,500	1,500
Northern Arizona Univ. Revs. Participating VRDN Series Solar 07 14, 0.04% 12/5/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(f)	16,425	16,425
Pima County Indl. Dev. Auth. Indl. Rev. (Tucson Elec. Pwr. Co. Proj.) Series 1982 A, 0.07% 12/5/14, LOC Wells Fargo Bank NA, VRDN (b)	2,500	2,500
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Cimarron Place Apts. Proj.) 0.07% 12/5/14, LOC Fannie Mae, VRDN (b)(e)	4,500	4,500
Series A, 0.07% 12/5/14, LOC Fannie Mae, VRDN (b)(e)	2,525	2,525
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN:
Series BC 10 21W, 0.06% 12/5/14 (Liquidity Facility Barclays Bank PLC) (b)(f)	5,200	5,200
Series EGL 06 0141, 0.01% 12/5/14 (Liquidity Facility Citibank NA) (b)(f)	28,800	28,800
Series EGL 07 0012, 0.04% 12/5/14 (Liquidity Facility Citibank NA) (b)(f)	14,850	14,850
Series Putters 3307, 0.05% 12/5/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	6,395	6,395
Series Putters 3467, 0.05% 12/5/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,000	4,000
Series ROC II R 14060, 0.01% 12/5/14 (Liquidity Facility Citibank NA) (b)(f)	4,000	4,000
Tempe Indl. Dev. Auth. Rev. (ASUF Brickyard Proj.) Series 2004 A, 0.06% 12/5/14, LOC Bank of America NA, VRDN (b)	1,000	1,000
Yavapai County Indl. Dev. Auth. (Northern Arizona Healthcare Sys. Proj.) Series 2008 B, 0.04% 12/5/14, LOC Wells Fargo Bank NA, VRDN (b)	14,800	14,800
		394,975
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Arkansas - 0.5%
Arkansas Dev. Fin. Auth. Multi-family Hsg. Rev. (Kiehl Partners LP Proj.) Series 2004 A, 0.08% 12/5/14, LOC Fannie Mae, VRDN (b)	$ 6,915	$ 6,915
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.) Series 2002, 0.23% 12/5/14, VRDN (b)(e)	34,400	34,400
Fort Smith Gen. Oblig. (Mitsubishi Pwr. Systems Americas Proj.) Series 2010, 0.07% 12/5/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (b)	2,310	2,310
Osceola Solid Waste Disp. Rev. (Plum Point Energy Associates, LLC Proj.) Series 2006, 0.06% 12/5/14, LOC Royal Bank of Scotland PLC, VRDN (b)(e)	100,000	100,000
		143,625
California - 1.6%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.) Series 2009 C, 0.05% 12/5/14, LOC Citibank NA, VRDN (b)	41,800	41,800
Anaheim Hsg. Auth. Multi-family Hsg. Rev. (Park Vista Apt. Proj.) Series 2000 D, 0.06% 12/5/14, LOC Freddie Mac, VRDN (b)(e)	3,600	3,600
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Participating VRDN:
Series EGL 06 83 Class A, 0.05% 12/5/14 (Liquidity Facility Citibank NA) (b)(f)	35,600	35,600
Series II R 11901, 0.02% 12/5/14 (Liquidity Facility Citibank NA) (b)(f)	2,100	2,100
California Edl. Facilities Auth. Rev. Participating VRDN:
Series BA 08 1207, 0.09% 12/5/14 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(f)	11,110	11,110
Series ROC II R 11974, 0.04% 12/5/14 (Liquidity Facility Citibank NA) (b)(f)	4,555	4,555
California Gen. Oblig. Series 2003 C1, 0.05% 12/5/14, LOC Bank of America NA, VRDN (b)	6,200	6,200
California Health Facilities Fing. Auth. Rev. Participating VRDN Series DB 3294, 0.07% 12/5/14 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(f)	10,125	10,125
California Hsg. Fin. Agcy. Rev. (Home Mtg. Prog.):
Series 2000 N, 0.05% 12/5/14 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(e)	11,715	11,715
Series 2002 J, 0.05% 12/5/14 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(e)	900	900
Series 2003 H, 0.05% 12/5/14 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(e)	9,600	9,600
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Hsg. Fin. Agcy. Rev. (Home Mtg. Prog.): - continued
Series 2003 M:
0.05% 12/5/14 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(e)	$ 3,500	$ 3,500
0.05% 12/5/14 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(e)	18,435	18,435
Series 2006 C, 0.03% 12/5/14 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(e)	54,000	54,000
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. (Maple Square Apt. Proj.) Series AA, 0.07% 12/5/14, LOC Citibank NA, VRDN (b)(e)	5,555	5,555
El Dorado Irrigation District Rev. Ctfs. of Prtn. Series 2008 A, 0.05% 12/5/14, LOC Citibank NA, VRDN (b)	61,745	61,745
Los Angeles Cmnty. College District Participating VRDN:
Series MS 3096, 0.07% 12/5/14 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(f)	1,500	1,500
Series ROC II R 11728, 0.04% 12/5/14 (Liquidity Facility Citibank NA) (b)(f)	7,040	7,040
Los Angeles Dept. of Wtr. & Pwr. Rev. Participating VRDN Series Putters 3902 Z, 0.05% 12/5/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,380	3,380
Los Angeles Multi-family Hsg. Rev. (Tri-City Hsg. Proj.) Series 1, 0.04% 12/5/14, LOC Citibank NA, VRDN (b)(e)	1,800	1,800
Milpitas Multi-family Rev. (Crossing at Montague Proj.) Series A, 0.05% 12/5/14, LOC Fannie Mae, VRDN (b)(e)	29,000	29,000
Modesto Pub. Fing. Auth. Lease Rev. Series 2008 B, 0.08% 12/5/14, LOC Bank of America NA, VRDN (b)	15,915	15,915
Orange County Sanitation District Ctfs. of Prtn. Participating VRDN Series MS 06 2222, 0.04% 12/5/14 (Liquidity Facility Wells Fargo & Co.) (b)(f)	16,575	16,575
Riverside Ctfs. of Prtn. (Riverside Renaissance Proj.) Series 2008, 0.05% 12/5/14, LOC Bank of America NA, VRDN (b)	63,950	63,950
San Jose Multi-family Hsg. Rev. (Las Ventanas Apts. Proj.) Series 2008 B, 0.06% 12/5/14, LOC Freddie Mac, VRDN (b)	5,000	5,000
San Juan Capistrano Gen. Oblig. Participating VRDN Series Putters 3646, 0.05% 12/5/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	10,050	10,050
Stanislaus County Cap. Impts. Fing. Auth. Rev. Series 2004, 0.06% 12/5/14, LOC Bank of America NA, VRDN (b)	8,850	8,850
		443,600
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Colorado - 1.5%
Adams County Hsg. Auth. (Semper Village Apts. Proj.) Series 2004 A, 0.08% 12/5/14, LOC Fannie Mae, VRDN (b)(e)	$ 14,000	$ 14,000
Aurora Hsg. Auth. Multi-family Hsg. Rev. (Liberty Creek Proj.) Series 2008, 0.07% 12/5/14, LOC Fannie Mae, VRDN (b)(e)	27,580	27,580
Aurora Multi-family Hsg. Rev. (Aurora Meadows Apts. Proj.) Series 1996, 0.08% 12/5/14, LOC Fannie Mae, VRDN (b)(e)	13,400	13,400
Colorado Edl. & Cultural Facilities Auth. Rev. (Clyfford Still Museum Proj.) Series 2008, 0.04% 12/5/14, LOC Wells Fargo Bank NA, VRDN (b)	1,265	1,265
Colorado Health Facilities Auth. Retirement Hsg. Rev. Participating VRDN Series Putters 1390, 0.05% 12/5/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	39,335	39,335
Colorado Health Facilities Auth. Rev. (Boulder Cmnty. Hosp. Proj.) Series 2000, 0.05% 12/5/14, LOC JPMorgan Chase Bank, VRDN (b)	49,140	49,140
Colorado Hsg. & Fin. Auth. Solid Waste Rev.:
(Waste Mgmt., Inc. Proj.) 0.08% 12/5/14, LOC Wells Fargo Bank NA, VRDN (b)(e)	7,000	7,000
(Waste Mgmt., Inc. Proj.) 0.08% 12/5/14, LOC JPMorgan Chase Bank, VRDN (b)(e)	14,160	14,160
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN:
Series EGL 14 0020, 0.01% 12/5/14 (Liquidity Facility Citibank NA) (b)(f)	30,610	30,610
Series EGL 14 0022, 0.01% 12/5/14 (Liquidity Facility Citibank NA) (b)(f)	36,165	36,165
Series EGL 14 0023, 0.01% 12/5/14 (Liquidity Facility Citibank NA) (b)(f)	16,830	16,830
Series EGL 14 0024, 0.01% 12/5/14 (Liquidity Facility Citibank NA) (b)(f)	29,700	29,700
Colorado State Univ. Board of Governors Enterprise Sys. Rev. Participating VRDN:
Series MS 3316, 0.04% 12/5/14 (Liquidity Facility Cr. Suisse AG) (b)(f)	14,030	14,030
Series Putters 4386, 0.05% 12/5/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	7,500	7,500
Colorado Univ. Co. Hosp. Auth. Rev. Series 2011 A, 0.04% 12/5/14, LOC Wells Fargo Bank NA, VRDN (b)	26,760	26,760
Eclipse Fdg. Trust Various States Participating VRDN Series Solar 12 11, 0.04% 12/5/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(f)	14,685	14,685
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Lakewood Hsg. Auth. Multi-family Rev.:
(Ridgemoor Apts. Proj.) Series 2003 A, 0.08% 12/5/14, LOC Fannie Mae, VRDN (b)(e)	$ 13,325	$ 13,325
(Timberleaf Apts. Proj.) 0.08% 12/5/14, LOC Fannie Mae, VRDN (b)(e)	11,165	11,165
Moffat County Poll. Cont. Rev. (Tri-State Generation and Transmission Assoc., Inc. Proj.) Series 2009, 0.04% 12/5/14, LOC Bank of America NA, VRDN (b)	35,075	35,075
Univ. of Colorado Enterprise Sys. Rev. Participating VRDN Series Putters 4477, 0.05% 12/5/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,600	5,600
Westminster County Multi-family Hsg. Rev. (Lakeview Apts. Proj.) Series 1997, 0.08% 12/5/14, LOC Fannie Mae, VRDN (b)(e)	7,110	7,110
		414,435
Connecticut - 0.0%
Connecticut Health & Edl. Facilities Auth. Rev. Series 2014 D, 0.05% 12/5/14, LOC Bank of America NA, VRDN (b)	8,130	8,130
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1988, 0.12% 12/1/14, VRDN (b)(e)	1,900	1,900
Series 1993 C, 0.2% 12/5/14, VRDN (b)	5,450	5,450
Series 1994, 0.12% 12/1/14, VRDN (b)(e)	14,000	14,000
Series 1999 A, 0.19% 12/5/14, VRDN (b)	2,300	2,300
Series 1999 B, 0.2% 12/5/14, VRDN (b)(e)	9,900	9,900
		33,550
District Of Columbia - 0.8%
District of Columbia Gen. Oblig. Participating VRDN Series MS 4301, 0.06% 12/5/14 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)	9,000	9,000
District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev.:
(Pentacle Apts. Proj.) Series 2008, 0.06% 12/5/14, LOC Freddie Mac, VRDN (b)	3,500	3,500
(Trenton Park Apts. Proj.) Series 2001, 0.11% 12/5/14, LOC Bank of America NA, VRDN (b)(e)	5,555	5,555
District of Columbia Income Tax Rev. Participating VRDN:
Series EGL 14 0039, 0.01% 12/5/14 (Liquidity Facility Citibank NA) (b)(f)	6,200	6,200
Series Putters 3369, 0.05% 12/5/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	1,000	1,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - continued
District of Columbia Income Tax Rev. Participating VRDN: - continued
Series Putters 4020, 0.05% 12/5/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	$ 7,250	$ 7,250
District of Columbia Rev.:
(American Univ. Proj.) Series 2008, 0.04% 12/1/14, LOC JPMorgan Chase Bank, VRDN (b)	7,550	7,550
(Fort Lincoln New Town/Premium Distributors LLC Proj.) Series 2000, 0.19% 12/5/14, LOC Wells Fargo Bank NA, VRDN (b)(e)	6,005	6,005
(Medlantic/Helix Proj.) Series 1998 A Tranche II, 0.06% 12/5/14, LOC JPMorgan Chase Bank, VRDN (b)	31,750	31,750
(The AARP Foundation Proj.) Series 2004, 0.06% 12/5/14, LOC Bank of America NA, VRDN (b)	11,900	11,900
(Washington Drama Society, Inc. Proj.) Series 2008, 0.04% 12/5/14, LOC JPMorgan Chase Bank, VRDN (b)	60,155	60,155
(World Wildlife Fund Proj.) Series 2010, 0.04% 12/5/14, LOC JPMorgan Chase Bank, VRDN (b)	9,400	9,400
District of Columbia Univ. Rev.:
(American Univ. Proj.):
Series 2003, 0.04% 12/5/14, LOC Wells Fargo Bank NA, VRDN (b)	6,025	6,025
Series 2006 A, 0.04% 12/5/14, LOC JPMorgan Chase Bank, VRDN (b)	28,225	28,225
Series 2006 B, 0.04% 12/5/14, LOC JPMorgan Chase Bank, VRDN (b)	31,100	31,100
(Georgetown Univ. Proj.) Series 2007 C2, 0.04% 12/5/14, LOC JPMorgan Chase Bank, VRDN (b)	2,000	2,000
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 2009 D1, 0.04% 12/5/14, LOC TD Banknorth, NA, VRDN (b)	8,770	8,770
		235,385
Florida - 2.5%
Brevard County Hsg. Fin. Auth. (Manatee Cove Apts. Proj.) 0.06% 12/5/14, LOC Citibank NA, VRDN (b)(e)	10,145	10,145
Broward County Fin. Auth. Multi-family Hsg. Rev.:
(Pinnacle Village Apts. Proj.) Series 2004, 0.06% 12/5/14, LOC Citibank NA, VRDN (b)(e)	6,200	6,200
(Sanctuary Apts Proj.) Series A, 0.06% 12/5/14, LOC Fannie Mae, VRDN (b)(e)	15,720	15,720
Broward County Port Facilities Rev. (Port Everglades Proj.) Series 2008, 0.06% 12/5/14, LOC Royal Bank of Canada, VRDN (b)(e)	7,820	7,820
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Collier County Health Facilities Auth. Health Facilities Rev. (Moorings, Inc. Proj.) Series 2008, 0.04% 12/5/14, LOC JPMorgan Chase Bank, VRDN (b)	$ 16,065	$ 16,065
Collier County Hsg. Fin. Auth. Multi-family Rev.:
(Sawgrass Pines Apts. Proj.) 0.06% 12/5/14, LOC Fannie Mae, VRDN (b)(e)	6,800	6,800
(Summer Lakes Phase II Apts. Proj.) 0.06% 12/5/14, LOC Citibank NA, VRDN (b)(e)	17,625	17,625
Florida Board of Ed. Pub. Ed. Cap. Outlay Participating VRDN:
Series BA 08 1059, 0.06% 12/5/14 (Liquidity Facility Bank of America NA) (b)(f)	4,165	4,165
Series EGL 14 0007, 0.01% 12/5/14 (Liquidity Facility Citibank NA) (b)(f)	21,445	21,445
Series Putters 3834 Z, 0.05% 12/5/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	9,000	9,000
Series ROC II R 11884X, 0.04% 12/5/14 (Liquidity Facility Citibank NA) (b)(f)	13,600	13,600
Florida Dept. of Trans. Tpk. Rev. Participating VRDN Series Solar 07 30, 0.04% 12/5/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(f)	22,000	22,000
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.:
(Avalon Reserve Apts. Proj.) Series 2003 R1, 0.06% 12/5/14, LOC Fannie Mae, VRDN (b)(e)	14,170	14,170
(Clarcona Groves Apts. Proj.) Series A, 0.08% 12/5/14, LOC Citibank NA, VRDN (b)(e)	8,600	8,600
(Collins Cove Sr. Apts. Proj.) Series 2003 W, 0.08% 12/5/14, LOC Citibank NA, VRDN (b)(e)	5,100	5,100
(Grande Court at North Port Apts. Proj.) Series 2004 E, 0.06% 12/5/14, LOC Fannie Mae, VRDN (b)(e)	5,400	5,400
(Hunters Run Apts. Proj.) Series G, 0.07% 12/5/14, LOC Fannie Mae, VRDN (b)(e)	7,225	7,225
(Lynn Lake Apts. Proj.) Series B1, 0.06% 12/5/14, LOC Freddie Mac, VRDN (b)(e)	20,210	20,210
(Mill Creek Apts. Proj.) Series 2004 K, 0.06% 12/5/14, LOC Fannie Mae, VRDN (b)(e)	14,100	14,100
(Pinnacle Grove Apts. Proj.) Series 2003 A, 0.06% 12/5/14, LOC Fannie Mae, VRDN (b)(e)	7,250	7,250
(Riverwalk I Apts. Proj.) Series 2008 E, 0.06% 12/5/14, LOC Freddie Mac, VRDN (b)(e)	4,955	4,955
(Savannah Springs Apts. Proj.) Series G, 0.07% 12/5/14, LOC Citibank NA, VRDN (b)(e)	6,870	6,870
(Sterling Palms Apts. Proj.) Series F, 0.06% 12/5/14, LOC Fannie Mae, VRDN (b)(e)	13,970	13,970
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Hsg. Fin. Corp. Rev.:
(Tuscany Lakes Apts. Proj.) Series 2002 K1, 0.05% 12/5/14, LOC Fannie Mae, VRDN (b)(e)	$ 4,000	$ 4,000
(Valencia Village Apts. Proj.) Series G, 0.07% 12/5/14, LOC Fannie Mae, VRDN (b)(e)	11,150	11,150
(Waterford Pointe Apts. Proj.) Series 2000 E1, 0.06% 12/5/14, LOC Fannie Mae, VRDN (b)(e)	8,155	8,155
Florida Keys Aqueduct Auth. Wtr. Rev. Series 2008, 0.04% 12/5/14, LOC TD Banknorth, NA, VRDN (b)	10,500	10,500
Highlands County Health Facilities Auth. Rev. Participating VRDN Series ROC II R 11830, 0.06% 12/5/14 (Liquidity Facility Citibank NA) (b)(f)	10,875	10,875
Hillsborough County Hsg. Fin. Auth. Multi-family Rev.:
(Claymore Crossings Apt. Proj.) Series 2005, 0.05% 12/5/14, LOC Citibank NA, VRDN (b)(e)	10,420	10,420
(Grande Oaks Apts. Proj.) Series A, 0.06% 12/5/14, LOC Fannie Mae, VRDN (b)(e)	7,000	7,000
(Hunters Run Apts. Proj.) Series 2002 A, 0.07% 12/5/14, LOC Fannie Mae, VRDN (b)(e)	8,075	8,075
(Meridian Pointe Apts. Proj.) Series 2005, 0.06% 12/5/14, LOC Citibank NA, VRDN (b)(e)	11,300	11,300
(Mobley Park Apts. Proj.) Series A, 0.06% 12/5/14, LOC Freddie Mac, VRDN (b)(e)	7,090	7,090
(Morgan Creek Apts. Proj.) Series 2003, 0.06% 12/5/14, LOC Fannie Mae, VRDN (b)(e)	12,700	12,700
(Royal Palm Key Apts. Proj.) Series 2002, 0.07% 12/5/14, LOC Fannie Mae, VRDN (b)(e)	8,780	8,780
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev. (Vigo Importing Co. Proj.) Series 1996, 0.4% 12/5/14, LOC Bank of America NA, VRDN (b)(e)	305	305
Jacksonville Elec. Auth. Elec. Sys. Rev. Participating VRDN Series BA 09 1209X, 0.09% 12/5/14 (Liquidity Facility Bank of America NA) (b)(f)	5,310	5,310
Jacksonville Hsg. Fin. Auth. Multi-family Hsg. Rev. (Brookwood Forest Apts. Proj.) 0.07% 12/5/14, LOC Fannie Mae, VRDN (b)(e)	8,785	8,785
Jacksonville Port Auth. Rev. (Mitsui O.S.K. Lines Ltd. Proj.) 0.07% 12/5/14, LOC Sumitomo Mitsui Banking Corp., VRDN (b)(e)	63,100	63,100
Lee County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Univ. Club Apts. Proj.) Series A, 0.06% 12/5/14, LOC Fannie Mae, VRDN (b)(e)	7,500	7,500
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Miami-Dade County:
Series 2014 A, 0.04% 12/5/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (b)	$ 42,300	$ 42,300
Series 2014 B, 0.05% 12/5/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (b)(e)	6,150	6,150
Miami-Dade County Hsg. Fin. Auth. Multi-family Mtg. Rev. (22nd Avenue Apts., 183rd Street Apts. & 187th Street Apts. Proj.) Series 2003 3, 0.06% 12/5/14, LOC Citibank NA, VRDN (b)(e)	14,980	14,980
Miami-Dade County Indl. Dev. Auth. Rev. (Tarmac America Proj.) Series 2004, 0.06% 12/5/14, LOC HSBC Bank U.S.A., NA, VRDN (b)(e)	9,700	9,700
Ocean Hwy. & Port Auth. Rev. 0.09% 12/5/14, LOC Wells Fargo Bank NA, VRDN (b)(e)	3,000	3,000
Orange County Health Facilities Auth. Rev. (The Nemours Foundation Proj.):
Series 2009 C1, 0.04% 12/5/14, LOC Wells Fargo Bank NA, VRDN (b)	3,975	3,975
Series 2009 C2, 0.04% 12/5/14, LOC Wells Fargo Bank NA, VRDN (b)	22,920	22,920
Orange County Hsg. Fin. Auth. Multi-family Rev.:
(Alta Westgate Apts. Proj.) Series C, 0.06% 12/5/14, LOC Citibank NA, VRDN (b)(e)	12,460	12,460
(Glenn Millenia Proj.) Series 2001 C, 0.07% 12/5/14, LOC Fannie Mae, VRDN (b)(e)	3,400	3,400
(Osprey Ridge Apts. Proj.) Series 2000 H, 0.06% 12/5/14, LOC Fannie Mae, VRDN (b)(e)	7,060	7,060
Osceola County Hsg. Fin. Auth. Multi-family Rev. (Regatta Bay Apts. Proj.) Series A, 0.07% 12/5/14, LOC Fannie Mae, VRDN (b)(e)	12,920	12,920
Palm Beach County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Renaissance Apts. Proj.) 0.07% 12/5/14, LOC Fannie Mae, VRDN (b)(e)	20,200	20,200
Palm Beach County Rev.:
(Benjamin Private School Proj.) 0.06% 12/5/14, LOC Northern Trust Co., VRDN (b)	5,350	5,350
(Hospice of Palm Beach Proj.) Series 2001, 0.05% 12/5/14, LOC Northern Trust Co., VRDN (b)	3,000	3,000
(Raymond F. Kravis Ctr. Proj.) Series 2002, 0.04% 12/5/14, LOC Northern Trust Co., VRDN (b)	5,045	5,045
(The Norton Gallery and School of Arts, Inc. Proj.) Series 2000, 0.05% 12/5/14, LOC Bank of America NA, VRDN (b)	11,400	11,400
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Palm Beach County Solid Waste Auth. Rev. Participating VRDN Series ROC II 14003, 0.04% 12/5/14 (Liquidity Facility Citibank NA) (b)(f)	$ 6,400	$ 6,400
Palm Beach County Wtr. & Swr. Rev. Participating VRDN Series Putters 2622, 0.05% 12/5/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	405	405
Pinellas County Health Facilities Auth. Rev.:
(BayCare Health Sys. Proj.) Series 2009 A3, 0.04% 12/5/14, LOC Wells Fargo Bank NA, VRDN (b)	25,850	25,850
(Suncoast Hospice Proj.) Series 2004, 0.04% 12/5/14, LOC Wells Fargo Bank NA, VRDN (b)	12,650	12,650
Polk County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Cambridge Cove Apts. Proj.) Series 2001, 0.07% 12/5/14, LOC Fannie Mae, VRDN (b)(e)	7,500	7,500
Sunshine State Govt. Fing. Commission Rev. (Miami-Dade County Prog.) Series 2010 A, 0.04% 12/5/14, LOC Bank of New York, New York, VRDN (b)	16,105	16,105
		706,250
Georgia - 1.5%
Atlanta Urban Residential Fin. Auth. Multi-family Hsg. Rev. (Collegetown at Harris Homes Phase I Proj.) Series 2003, 0.06% 12/5/14, LOC Fannie Mae, VRDN (b)(e)	7,230	7,230
Bulloch County Dev. Auth. Indl. Dev. Rev. (Gold Kist, Inc. Proj.) Series 1995, 0.19% 12/5/14, LOC Wells Fargo Bank NA, VRDN (b)(e)	4,000	4,000
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Oglethorpe Pwr. Corp. Proj.):
Series 2010 A, 0.06% 12/5/14, LOC Bank of America NA, VRDN (b)	47,400	47,400
Series 2010 B, 0.06% 12/5/14, LOC Bank of America NA, VRDN (b)	10,105	10,105
Canton Hsg. Auth. Multi-family Hsg. Rev. (Alta Ridgewalk Apts. Proj.) Series 2003, 0.06% 12/5/14, LOC Freddie Mac, VRDN (b)(e)	20,450	20,450
Clarke County Indl. Dev. Auth. Hosp. Facilities Rev. Participating VRDN Series Solar 07 31, 0.04% 12/5/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(f)	15,915	15,915
Cobb County Kennestone Hosp. Auth. Rev. (WellStar Health Sys. Proj.) Series 2005 A, 0.04% 12/5/14, LOC Bank of America NA, VRDN (b)	44,400	44,400
DeKalb County Hsg. Auth. Multi-family Hsg. Rev. (Eagles Trace Apts. Proj.) Series 1996, 0.07% 12/5/14, LOC Fannie Mae, VRDN (b)(e)	6,850	6,850
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Georgia Muni. Elec. Auth. Pwr. Rev. Series 1985 B, 0.04% 12/5/14, LOC Barclays Bank PLC, VRDN (b)	$ 10,000	$ 10,000
Gwinnett County Dev. Auth. Indl. Dev. Rev. (Curtis 1000, Inc. Proj.) Series 1996, 0.07% 12/5/14, LOC Wells Fargo Bank NA, VRDN (b)(e)	6,460	6,460
Gwinnett County Hsg. Auth. Multi-family Hsg. Rev. (Herrington Woods Apt. Proj.) Series 1996 A, 0.07% 12/5/14, LOC Fannie Mae, VRDN (b)(e)	9,635	9,635
Gwinnett County Wtr. & Swr. Auth. Rev. Participating VRDN Series ROC II R 11910, 0.05% 12/5/14 (Liquidity Facility Citibank NA) (b)(f)	4,075	4,075
Heard County Dev. Auth. Poll. Cont. Rev. (Oglethorpe Pwr. Corp. Scherer Proj.) Series 2009 A, 0.04% 12/5/14, LOC JPMorgan Chase Bank, VRDN (b)	3,600	3,600
Kennesaw Dev. Auth. Multi-family Hsg. Rev. (Alta Ridenour Apts. Proj.) Series 2008, 0.06% 12/5/14, LOC Freddie Mac, VRDN (b)(e)	7,350	7,350
Loganville Hsg. Auth. Multi-family Hsg. Rev. (Alexander Crossing Apt. Proj.) 0.05% 12/5/14, LOC Freddie Mac, VRDN (b)(e)	15,555	15,555
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2010 A, 0.04% 12/5/14 (Liquidity Facility Royal Bank of Canada), VRDN (b)	83,095	83,095
Monroe County Dev. Auth. Poll. Cont. Rev.:
(Oglethorpe Pwr. Corp. Proj.) Series 2009 B, 0.03% 12/5/14, LOC JPMorgan Chase Bank, VRDN (b)	25,000	25,000
(Oglethorpe Pwr. Corp. Scherer Proj.) Series 2009 A, 0.03% 12/5/14, LOC JPMorgan Chase Bank, VRDN (b)	10,940	10,940
Newnan Dev. Auth. Multi-family Hsg. Rev. (The Club at Newnan Crossing Proj.) 0.07% 12/5/14, LOC Fannie Mae, VRDN (b)(e)	9,400	9,400
Private Colleges & Univs. Auth. Rev. Participating VRDN Series BC 13 20U, 0.06% 12/5/14 (Liquidity Facility Barclays Bank PLC) (b)(f)	4,000	4,000
Roswell Hsg. Auth. Multi-family Hsg. Rev. (Azalea Park Apts. Proj.) Series 1996, 0.05% 12/5/14, LOC Fannie Mae, VRDN (b)	6,900	6,900
Savannah Econ. Dev. Auth. Rev. (Home Depot, Inc. Proj.) Series 1995 A, 0.07% 12/5/14, VRDN (b)(e)	57,400	57,400
Sugar Hill Hsg. Auth. Multi-family Rev. (Level Creek Apts. Proj.) Series 1997, 0.08% 12/5/14, LOC Citibank NA, VRDN (b)(e)	11,290	11,290
		421,050
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Hawaii - 0.2%
Eclipse Fdg. Trust Various States Participating VRDN Series Solar 12 14, 0.04% 12/5/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(f)	$ 14,040	$ 14,040
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. (Queen's Health Sys. Proj.):
Series 2009 A, 0.06% 12/5/14, LOC Bank of America NA, VRDN (b)	21,195	21,195
Series 2009 B, 0.06% 12/5/14, LOC Bank of America NA, VRDN (b)	12,135	12,135
Hawaii Gen. Oblig. Participating VRDN Series Putters 4007, 0.05% 12/5/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	6,665	6,665
Hawaii State Hsg. Fin. & Dev. Corp. Rev. (Lokahi Kau Apts. Proj.) Series 2008, 0.05% 12/5/14, LOC Freddie Mac, VRDN (b)	6,755	6,755
Honolulu City and County Wastewtr. Sys. Participating VRDN Series ROC II R 11989, 0.04% 12/5/14 (Liquidity Facility Citibank NA) (b)(f)	4,005	4,005
		64,795
Illinois - 4.1%
Carol Stream Multi-family Rev. (Saint Charles Square Proj.) Series 1997, 0.07% 12/5/14, LOC Fannie Mae, VRDN (b)(e)	1,800	1,800
Chicago Board of Ed. Series 2000 B, 0.04% 12/5/14, LOC Wells Fargo Bank NA, VRDN (b)	22,500	22,500
Chicago Gen. Oblig.:
Letter of Cr. Enhanced Participating VRDN Series Solar 06 38, 0.07% 12/5/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(f)	7,290	7,290
Series 2003 B1, 0.05% 12/5/14, LOC JPMorgan Chase Bank, VRDN (b)	5,000	5,000
Chicago Metropolitan Wtr. Reclamation District Greater Chicago Participating VRDN Series Putters 4360, 0.05% 12/5/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,000	5,000
Chicago Midway Arpt. Rev. Series 2014 C, 0.05% 12/5/14, LOC JPMorgan Chase Bank, VRDN (b)(e)	34,870	34,870
Chicago O'Hare Int'l. Arpt. Rev. Series 2005 D, 0.06% 12/5/14, LOC Barclays Bank PLC, VRDN (b)	60,900	60,900
Chicago Park District Gen. Oblig. Participating VRDN Series ROC II R 11935, 0.04% 12/5/14 (Liquidity Facility Citibank NA) (b)(f)	9,375	9,375
Chicago Wtr. Rev.:
Series 2000, 0.06% 12/5/14, LOC JPMorgan Chase Bank, VRDN (b)	19,000	19,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Wtr. Rev.: - continued
Series 2000-1, 0.06% 12/5/14, LOC JPMorgan Chase Bank, VRDN (b)	$ 11,200	$ 11,200
Series 2004 A1, 0.05% 12/5/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (b)	64,665	64,665
Series 2004 A2, 0.05% 12/5/14, LOC State Street Bank & Trust Co., Boston, VRDN (b)	41,265	41,265
Series 2004 A3, 0.05% 12/5/14, LOC State Street Bank & Trust Co., Boston, VRDN (b)	20,000	20,000
Illinois Dev. Fin. Auth. Indl. Dev. Rev.:
(Delta-Unibus Corp. Proj.) Series 2001, 0.2% 12/5/14, LOC Bank of America NA, VRDN (b)(e)	2,800	2,800
(R&R Enterprises 2nd Proj.) Series 1999 A, 0.16% 12/5/14, LOC BMO Harris Bank NA, VRDN (b)(e)	1,825	1,825
Illinois Dev. Fin. Auth. Rev. (Rich Prods. Corp. Proj.) Series 1998, 0.07% 12/5/14, LOC HSBC Bank U.S.A., NA, VRDN (b)(e)	7,825	7,825
Illinois Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 0.08% 12/5/14, LOC JPMorgan Chase Bank, VRDN (b)(e)	16,900	16,900
Illinois Edl. Facilities Auth. Rev. (Field Museum of Natural History Proj.) Series 2000, 0.04% 12/5/14, LOC JPMorgan Chase Bank, VRDN (b)	14,900	14,900
Illinois Fin. Auth. Multi-family Rev. (Hidden Glen Apts. Proj.) Series 2007, 0.05% 12/5/14, LOC U.S. Bank NA, Cincinnati, VRDN (b)(e)	6,965	6,965
Illinois Fin. Auth. Rev.:
(Edward Hosp. Obligated Group Proj.):
Series 2008 B1, 0.04% 12/5/14, LOC JPMorgan Chase Bank, VRDN (b)	38,335	38,335
Series 2008 B2, 0.06% 12/5/14, LOC JPMorgan Chase Bank, VRDN (b)	37,535	37,535
(Little Co. of Mary Hosp. Proj.):
Series 2008 A, 0.04% 12/5/14, LOC JPMorgan Chase Bank, VRDN (b)	37,640	37,640
Series 2008 B, 0.04% 12/5/14, LOC JPMorgan Chase Bank, VRDN (b)	26,315	26,315
(Museum of Science & Industry Proj.):
Series 2009 A, 0.05% 12/5/14, LOC Bank of America NA, VRDN (b)	15,500	15,500
Series 2009 C, 0.05% 12/5/14, LOC PNC Bank NA, VRDN (b)	12,870	12,870
Series 2009 D, 0.05% 12/5/14, LOC Northern Trust Co., VRDN (b)	15,500	15,500
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(OSF Healthcare Sys. Proj.) Series 2009 C, 0.04% 12/5/14, LOC Wells Fargo Bank NA, VRDN (b)	$ 34,600	$ 34,600
(Rockford Mem. Hosp. Proj.) 0.05% 12/5/14, LOC JPMorgan Chase Bank, VRDN (b)	60,800	60,800
(Saint Xavier Univ. Proj.) Series 2008, 0.06% 12/5/14, LOC Bank of America NA, VRDN (b)	9,170	9,170
Participating VRDN:
Series BA 08 1137, 0.06% 12/5/14 (Liquidity Facility Bank of America NA) (b)(f)	12,855	12,855
Series EGL 06 115, 0.04% 12/5/14 (Liquidity Facility Citibank NA) (b)(f)	5,445	5,445
Series Floaters 3342, 0.05% 12/5/14 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)	3,300	3,300
Series MS 3332, 0.04% 12/5/14 (Liquidity Facility Cr. Suisse AG) (b)(f)	5,700	5,700
Series Putters 3378, 0.05% 12/5/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	11,200	11,200
Series Putters 3435, 0.05% 12/5/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	2,105	2,105
0.02% 12/5/14 (Liquidity Facility Citibank NA) (b)(f)	3,000	3,000
Series 2009 A, 0.04% 12/5/14, LOC BMO Harris Bank NA, VRDN (b)	21,685	21,685
Series 2009 B, 0.05% 12/5/14, LOC JPMorgan Chase Bank, VRDN (b)	15,500	15,500
Series 2011 B, 0.05% 12/5/14, LOC PNC Bank NA, VRDN (b)	12,720	12,720
Illinois Gen. Oblig.:
Series 2003 B, 0.03% 12/5/14, LOC JPMorgan Chase Bank, VRDN (b)	51,600	51,600
Series 2003 B2:
0.04% 12/5/14, LOC PNC Bank NA, VRDN (b)	57,500	57,500
0.04% 12/5/14, LOC Royal Bank of Canada, VRDN (b)	14,200	14,200
Series 2003 B3, 0.04% 12/5/14, LOC Wells Fargo Bank NA, VRDN (b)	39,000	39,000
Illinois Health Facilities Auth. Rev. (Herman M. Finch Univ. of Health Sciences/The Chicago Med. School Proj.) Series 2003, 0.04% 12/5/14, LOC JPMorgan Chase Bank, VRDN (b)	25,100	25,100
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev.:
(Prairie Station Apts. Proj.) 0.07% 12/5/14, LOC Fannie Mae, VRDN (b)(e)	17,900	17,900
(Valley View Apts. Proj.) 0.07% 12/5/14, LOC U.S. Bank NA, Cincinnati, VRDN (b)(e)	10,950	10,950
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev.: - continued
0.05% 12/5/14, LOC Freddie Mac, VRDN (b)	$ 11,600	$ 11,600
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2007 A 2D, 0.05% 12/5/14, LOC Royal Bank of Canada, VRDN (b)	10,000	10,000
Series 2007 A-2A, 0.05% 12/5/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (b)	17,000	17,000
Series 2007 A1, 0.05% 12/5/14, LOC Citibank NA, VRDN (b)	117,900	117,900
Lake County Multi-family Hsg. Rev. (Whispering Oaks Apts. Proj.) Series 2008, 0.04% 12/5/14, LOC Freddie Mac, VRDN (b)	19,900	19,900
Lake County Solid Waste Disp. Facilities Rev. (Countryside Landfill, Inc. Proj.) Series B, 0.11% 12/5/14, LOC JPMorgan Chase Bank, VRDN (b)(e)	4,320	4,320
Lisle Village Multi-family Hsg. Rev. (Devonshire of Lisle Proj.) Series 1991, 0.07% 12/5/14, LOC Freddie Mac, VRDN (b)(e)	6,000	6,000
Palos Hills Multi-family Hsg. Rev. (Green Oaks Proj.) Series 1998, 0.09% 12/5/14, LOC Fannie Mae, VRDN (b)(e)	14,100	14,100
		1,152,925
Indiana - 1.5%
Dearborn County Econ. Dev. Rev. (Dearborn County Hosp. Proj.) Series 2006, 0.15% 12/5/14, LOC Fifth Third Bank, Cincinnati, VRDN (b)	6,000	6,000
Eclipse Fdg. Trust Custody Rpt. Various States Participating VRDN Series Solar 07 26, 0.04% 12/5/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(f)	13,435	13,435
Elkhart County Hosp. Auth. Rev. (Elkhart Gen. Hosp. Proj.) Series 2008, 0.06% 12/5/14, LOC JPMorgan Chase Bank, VRDN (b)	20,970	20,970
Elkhart County Multi-family Hsg. Rev. (Pedcor Investments Proj.) Series 2000, 0.07% 12/5/14, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (b)(e)	7,197	7,197
Hammond Swr. & Solid Waste Disp. Rev. (Cargill, Inc. Proj.) 0.05% 12/5/14, VRDN (b)(e)	39,000	39,000
Indiana Dev. Fin. Auth. Econ. (Archer-Daniels-Midland Co. Proj.) Series 2012, 0.05% 12/5/14 (Archer Daniels Midland Co. Guaranteed), VRDN (b)	17,300	17,300
Indiana Dev. Fin. Auth. Envir. Rev. (Duke Energy Indiana, Inc. Proj.) Series 2009 A3, 0.06% 12/5/14, LOC Mizuho Corporate Bank Ltd., VRDN (b)	32,450	32,450
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2002 B, 0.05% 12/5/14, LOC JPMorgan Chase Bank, VRDN (b)(e)	$ 14,000	$ 14,000
Indiana Edl. Facilities Auth. Rev. (Franklin College Proj.) Series 2003, 0.04% 12/5/14, LOC JPMorgan Chase Bank, VRDN (b)	6,725	6,725
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.):
Series 2008 A, 0.05% 12/5/14, LOC JPMorgan Chase Bank, VRDN (b)	52,695	52,695
Series 2008 B, 0.05% 12/5/14, LOC JPMorgan Chase Bank, VRDN (b)	40,590	40,590
Series 2008 G, 0.04% 12/5/14, LOC Wells Fargo Bank NA, VRDN (b)	8,650	8,650
Series 2008 H, 0.04% 12/5/14, LOC JPMorgan Chase Bank, VRDN (b)	50,695	50,695
Series 2008 I, 0.05% 12/5/14, LOC Wells Fargo Bank NA, VRDN (b)	8,000	8,000
Series 2008 J, 0.04% 12/5/14, LOC Wells Fargo Bank NA, VRDN (b)	3,300	3,300
Indiana Fin. Auth. Hosp. Rev. Series 2011 A, 0.04% 12/5/14, LOC JPMorgan Chase Bank, VRDN (b)	14,980	14,980
Indiana Fin. Auth. Rev.:
(Ascension Health Subordinate Cr. Proj.) Series 2008 E5, 0.04% 12/5/14, VRDN (b)	5,000	5,000
Series 2008, 0.04% 12/5/14, LOC JPMorgan Chase Bank, VRDN (b)	13,635	13,635
Indiana Health & Edl. Facilities Fing. Auth. Rev. Participating VRDN Series Solar 07 63, 0.04% 12/5/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(f)	14,910	14,910
Indianapolis Econ. Dev. Rev. (Pine Glen Apts. Proj.) 0.07% 12/5/14, LOC Fed. Home Ln. Bank, Cincinnati, VRDN (b)(e)	6,035	6,035
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.) Series 2008 H, 0.04% 12/5/14, LOC Bank of Nova Scotia, VRDN (b)	5,500	5,500
Marion Econ. Dev. Rev. (Indiana Wesleyan Univ. Proj.) Series 2006, 0.06% 12/5/14, LOC Bank of America NA, VRDN (b)	15,000	15,000
Saint Joseph County Hosp. Auth. Health Sys. Rev. (Memorial Health Sys. Proj.) Series 2008 A, 0.06% 12/5/14, LOC JPMorgan Chase Bank, VRDN (b)	31,565	31,565
		427,632
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Iowa - 0.2%
Iowa Fin. Auth. Series 2005 C, 0.05% 12/5/14 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)(e)	$ 2,770	$ 2,770
Iowa Fin. Auth. Health Facilities Rev.:
Series 2013 B1, 0.03% 12/5/14, LOC MUFG Union Bank NA, VRDN (b)	21,695	21,695
Series 2013 B2, 0.05% 12/5/14, LOC MUFG Union Bank NA, VRDN (b)	11,010	11,010
Iowa Fin. Auth. Poll. Cont. Facility Rev. (MidAmerican Energy Proj.) Series 2008 B, 0.08% 12/5/14, VRDN (b)	14,000	14,000
Iowa Fin. Auth. Solid Disp. Waste Rev. (MidAmerican Energy Proj.) Series 2008 A, 0.09% 12/5/14, VRDN (b)(e)	3,100	3,100
Iowa Fin. Auth. Wellness Facilities Rev. (Cmnty. Y of Marshalltown Proj.) Series 2001, 0.06% 12/5/14, LOC Northern Trust Co., VRDN (b)	5,400	5,400
Iowa Higher Ed. Ln. Auth. Rev. (Univ. of Dubuque Proj.):
Series 2004, 0.07% 12/1/14, LOC Fifth Third Bank, Cincinnati, VRDN (b)	2,160	2,160
Series 2007, 0.07% 12/1/14, LOC Fifth Third Bank, Cincinnati, VRDN (b)	4,000	4,000
		64,135
Kansas - 0.1%
Chanute Indl. Dev. Rev. (Ash Grove Cement Co. Proj.) Series 2000, 0.12% 12/5/14, LOC Bank of America NA, VRDN (b)(e)	25,100	25,100
Lenexa Multi-family Hsg. Rev. (Meadows Apts. Proj.) Series A, 0.06% 12/5/14, LOC Fannie Mae, VRDN (b)(e)	14,230	14,230
		39,330
Kentucky - 1.2%
Boyd County Sewage & Solid Waste Rev. (Air Products and Chemicals, Inc. Proj.) Series 2003, 0.05% 12/5/14, VRDN (b)(e)	8,500	8,500
Carroll County Envir. Facilities Rev. (Kentucky Utils. Co. Proj.):
Series 2004 A, 0.05% 12/5/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (b)(e)	16,800	16,800
Series 2006 B, 0.05% 12/5/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (b)(e)	28,500	28,500
Series 2008 A, 0.05% 12/5/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (b)(e)	48,600	48,600
Daviess County Exempt Facilities Rev. (Kimberly-Clark Tissue Co. Proj.) Series 1999, 0.07% 12/5/14 (Kimberly-Clark Corp. Guaranteed), VRDN (b)(e)	4,870	4,870
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Kentucky - continued
Daviess County Solid Waste Disp. Facilities Rev. (Scott Paper Co. Proj.):
Series 1993 A, 0.07% 12/5/14 (Kimberly-Clark Corp. Guaranteed), VRDN (b)(e)	$ 67,250	$ 67,250
Series 1993 B, 0.07% 12/5/14 (Kimberly-Clark Corp. Guaranteed), VRDN (b)(e)	37,700	37,700
Elizabethtown Indl. Bldg. Rev. (Altec Industries, Inc. Proj.) Series 1997, 0.08% 12/5/14, LOC Wells Fargo Bank NA, VRDN (b)(e)	5,000	5,000
Henderson County Indl. Dev. Auth. (Pittsburg Tank & Tower Co. Proj.) 0.06% 12/5/14, LOC U.S. Bank NA, Cincinnati, VRDN (b)(e)	100	100
Kentucky Higher Ed. Student Ln. Corp. Rev. Series 2008 A1, 0.06% 12/5/14, LOC State Street Bank & Trust Co., Boston, VRDN (b)(e)	18,100	18,100
Kentucky Hsg. Corp. Conduit Multi-family Mtg. Rev. (Gleneagles Apts. Proj.) 0.07% 12/5/14, LOC Fannie Mae, VRDN (b)(e)	9,300	9,300
Kentucky Hsg. Corp. Multi-family Rev. (Canterbury Southgate Hsg. Proj.) 0.07% 12/5/14, LOC Freddie Mac, VRDN (b)(e)	12,565	12,565
Kentucky Muni. Pwr. Agcy. Pwr. Sys. Rev. Participating VRDN Series Solar 07 107, 0.04% 12/5/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(f)	20,315	20,315
Logan County Solid Waste Disp. (Waste Mgmt. of Kentucky LLC Proj.) 0.06% 12/5/14, LOC PNC Bank NA, VRDN (b)(e)	7,450	7,450
Louisville & Jefferson County Series 2011 A, 0.06% 12/5/14, LOC JPMorgan Chase Bank, VRDN (b)	19,400	19,400
Mercer County Solid Waste Disp. Facility Rev. (Kentucky Utils. Co. Proj.) Series 2000 A, 0.05% 12/5/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (b)(e)	10,800	10,800
Minor Lane Heights Solid Waste Disp. Rev. (Waste Mgmt. of Kentucky, LLC Proj. D) Series 2003, 0.06% 12/5/14, LOC PNC Bank NA, VRDN (b)(e)	11,000	11,000
		326,250
Louisiana - 1.2%
Ascension Parish Indl. Dev. Board Rev. (IMTT-Geismar Proj.) Series 2007, 0.05% 12/5/14, LOC Fed. Home Ln. Bank Atlanta, VRDN (b)	6,000	6,000
East Baton Rouge Parish Pub. Impt. Sales Tax Rev. Series 2008 A, 0.06% 12/5/14, LOC JPMorgan Chase Bank, VRDN (b)	63,640	63,640
Louisiana Gas & Fuel Tax Rev. Participating VRDN Series Putters 3806, 0.05% 12/5/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	9,990	9,990
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Louisiana - continued
Louisiana Hsg. Fin. Agcy. Rev. (Canterbury House Apts. Proj.) Series 2007, 0.04% 12/5/14, LOC Fannie Mae, VRDN (b)	$ 10,670	$ 10,670
Louisiana Hsg. Fin. Auth. Multi-family Hsg. Rev. (The Reserve at Jefferson Proj.) Series 2008, 0.07% 12/5/14, LOC Freddie Mac, VRDN (b)	4,095	4,095
Louisiana Offshore Term. Auth. Deepwater Port Rev. (LOOP LLC Proj.) Series 2013 B, 0.04% 12/5/14, LOC JPMorgan Chase Bank, VRDN (b)	23,300	23,300
Louisiana Pub. Facilities Auth. Gulf Opportunity Zone Rev. (Celtic Mgmt. Corp. Proj.) Series 2008, 0.04% 12/5/14, LOC JPMorgan Chase Bank, VRDN (b)	13,695	13,695
Louisiana Pub. Facilities Auth. Rev.:
(Air Products & Chemicals, Inc. Proj.):
Series 2002, 0.05% 12/5/14, VRDN (b)(e)	1,000	1,000
Series 2003, 0.05% 12/5/14, VRDN (b)(e)	15,650	15,650
Series 2004, 0.04% 12/5/14, VRDN (b)	5,900	5,900
Series 2009 A, 0.04% 12/5/14, VRDN (b)	30,735	30,735
(C-Port LLC Proj.) Series 2008, 0.08% 12/5/14, LOC Bank of America NA, VRDN (b)	5,900	5,900
(Christus Health Proj.) Series 2009 B3, 0.04% 12/5/14, LOC Bank of New York, New York, VRDN (b)	9,470	9,470
Saint James Parish Gen. Oblig.:
(Nucor Steel Louisiana LLC Proj.) Series 2010 B1, 0.22% 12/5/14, VRDN (b)	36,800	36,800
(NuStar Logistics, L.P. Proj.):
Series 2010 A, 0.06% 12/5/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (b)	34,300	34,300
Series 2010 B, 0.06% 12/5/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (b)	51,400	51,400
		322,545
Maine - 0.2%
Maine Fin. Auth. Solid Waste Disposable Rev. (Casella Waste Systems, Inc. Proj.) 0.12% 12/5/14, LOC Bank of America NA, VRDN (b)(e)	3,600	3,600
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 A, 0.04% 12/5/14, LOC JPMorgan Chase Bank, VRDN (b)	27,875	27,875
Maine Hsg. Auth. Multi-family Dev. Rev. (Park Village Apts. Proj.) 0.06% 12/5/14, LOC Fannie Mae, VRDN (b)(e)	24,000	24,000
		55,475
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Maryland - 0.5%
Maryland Cmnty. Dev. Administration Dept. of Hsg. & Cmnty. Dev.:
(Barrington Apts. Proj.) Series A, 0.06% 12/5/14, LOC Fannie Mae, VRDN (b)(e)	$ 12,190	$ 12,190
(Parlane Apts. Proj.) Series 2001 C, 0.03% 12/5/14, LOC Fannie Mae, VRDN (b)(e)	3,400	3,400
Maryland Cmnty. Dev. Administration Multi-family Dev. Rev. (Avalon Lea Apt. Proj.) Series 1997, 0.05% 12/5/14, LOC Fannie Mae, VRDN (b)	3,200	3,200
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Adventist Healthcare Proj.) Series 2005 A, 0.04% 12/5/14, LOC MUFG Union Bank NA, VRDN (b)	25,000	25,000
(Anne Arundel Health Sys. Proj.) Series 2009 B, 0.06% 12/5/14, LOC Bank of America NA, VRDN (b)	28,900	28,900
Maryland Trans. Auth. Passenger Facility Charge Rev. Series 2012 C, 0.07% 12/5/14, LOC Wells Fargo Bank NA, VRDN (b)(e)	20,500	20,500
Maryland Trans. Auth. Trans. Facility Projects Rev. Participating VRDN:
Series BA 08 1077, 0.09% 12/5/14 (Liquidity Facility Bank of America NA) (b)(f)	5,055	5,055
Series ROC II R 11437, 0.06% 12/5/14 (Liquidity Facility Citibank NA) (b)(f)	10,000	10,000
Montgomery County Hsg. Opportunities Commission Multi-family Hsg. Rev. (Oak Mill II Apts. Proj.) Series 2010 B, 0.04% 12/5/14, LOC Bank of America NA, VRDN (b)	5,100	5,100
Montgomery County Hsg. Opportunity Commission Single Family Mtg. Rev.:
Series 2007 F, 0.05% 12/5/14, LOC PNC Bank NA, VRDN (b)(e)	10,000	10,000
Series 2008 C, 0.05% 12/5/14, LOC PNC Bank NA, VRDN (b)(e)	8,450	8,450
		131,795
Massachusetts - 0.4%
Massachusetts Gen. Oblig. Participating VRDN:
Series Clipper 07 39, 0.04% 12/5/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(f)	2,675	2,675
Series Clipper 07 41, 0.07% 12/5/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(f)	39,000	39,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN Series Putters 3990, 0.05% 12/5/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	2,000	2,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Wtr. Poll. Abatement Trust Participating VRDN:
Series Clipper 05 36, 0.04% 12/5/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(f)	$ 9,970	$ 9,970
Series Clipper 06 11, 0.07% 12/5/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(f)	59,605	59,605
		113,250
Michigan - 0.4%
Michigan Bldg. Auth. Rev.:
Participating VRDN Series EGL 14 0028, 0.02% 12/5/14 (Liquidity Facility Citibank NA) (b)(f)	36,990	36,990
Series 2007 I, 0.03% 12/5/14, LOC JPMorgan Chase Bank, VRDN (b)	2,050	2,050
Series 2011 IIB, 0.03% 12/5/14, LOC JPMorgan Chase Bank, VRDN (b)	2,500	2,500
Michigan Fin. Auth. Rev.:
Participating VRDN Series Putters 4286, 0.05% 12/5/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,890	4,890
Series 22 A, 0.06% 12/5/14, LOC State Street Bank & Trust Co., Boston, VRDN (b)(e)	22,300	22,300
Michigan Hosp. Fin. Auth. Rev. (McLaren Health Care Corp. Proj.) Series 2008 B3, 0.06% 12/5/14, LOC JPMorgan Chase Bank, VRDN (b)	10,300	10,300
Michigan Strategic Fund Ltd. Oblig. Rev. (Consumers Energy Co. Proj.):
0.04% 12/5/14, LOC JPMorgan Chase Bank, VRDN (b)	6,000	6,000
0.05% 12/5/14, LOC JPMorgan Chase Bank, VRDN (b)(e)	33,100	33,100
		118,130
Minnesota - 0.4%
Eagan Multi-family Rev. (Thomas Lake Place Apts. Proj.) Series 2003 A1, 0.07% 12/5/14, LOC Fannie Mae, VRDN (b)(e)	6,525	6,525
Hennepin County Gen. Oblig. Series 2013 C, 0.04% 12/5/14 (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (b)	32,800	32,800
Hennepin County Hsg. & Redev. Auth. Multi-family Rev. (Stone Arch Apts. Proj.) 0.07% 12/5/14, LOC Fannie Mae, VRDN (b)(e)	9,800	9,800
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Allina Health Sys. Proj.):
Series 2007 C1, 0.03% 12/5/14, LOC Wells Fargo Bank NA, VRDN (b)	35,250	35,250
Series 2007 C2, 0.04% 12/5/14, LOC Wells Fargo Bank NA, VRDN (b)	5,000	5,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
Minneapolis Multi-family Rev. (Stone Arch Apt. Proj.) Series 2002, 0.07% 12/5/14, LOC Fannie Mae, VRDN (b)(e)	$ 3,600	$ 3,600
Minnesota State Gen. Fdg. Rev. Participating VRDN Series Putters 4469Z, 0.05% 12/5/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,335	3,335
Oak Park Heights Multi-family Rev. 0.04% 12/5/14, LOC Freddie Mac, VRDN (b)	7,985	7,985
		104,295
Mississippi - 0.1%
Mississippi Bus. Fin. Corp. Rev. (Jackson Med. Mall Foundation Prog.) Series 2008 A, 0.05% 12/5/14, LOC JPMorgan Chase Bank, VRDN (b)	7,000	7,000
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 0.05% 12/5/14, LOC Bank of America NA, VRDN (b)(e)	10,000	10,000
Mississippi Dev. Bank Spl. Oblig. (Harrison County Proj.) Series 2008 A2, 0.06% 12/5/14, LOC Bank of America NA, VRDN (b)	14,000	14,000
Mississippi Home Corp. Multi-family Hsg. Rev. (Bristol Park Apts. Proj.) Series 2001 1, 0.08% 12/5/14, LOC Wells Fargo Bank NA, VRDN (b)(e)	7,600	7,600
		38,600
Missouri - 0.7%
Grandview Indl. Dev. Auth. Multi-family Hsg. Rev. (Briarwood Apts. Proj.) 0.08% 12/5/14, LOC Fannie Mae, VRDN (b)(e)	11,600	11,600
Missouri Health & Edl. Facilities Series 2013 B, 0.06% 12/1/14, LOC Bank of America NA, VRDN (b)	14,290	14,290
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev.:
(Saint Louis Univ. Proj.) Series 2008 B1, 0.04% 12/1/14, LOC Barclays Bank PLC, VRDN (b)	6,700	6,700
Participating VRDN:
Series EGL 07 0001, 0.01% 12/5/14 (Liquidity Facility Citibank NA) (b)(f)	6,000	6,000
Series Putters 3546, 0.05% 12/5/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	11,300	11,300
Series Putters 3929, 0.05% 12/5/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	2,785	2,785
Missouri Health & Edl. Facilities Auth. Rev.:
(Ascension Health Cr. Group Proj.) Series 2003 C2, 0.05% 12/5/14, VRDN (b)	24,500	24,500
(Ascension Health Proj.):
Series 2003 C3, 0.05% 12/5/14, VRDN (b)	18,400	18,400
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Missouri - continued
Missouri Health & Edl. Facilities Auth. Rev.: - continued
(Ascension Health Proj.): - continued
Series 2008 C4, 0.05% 12/5/14, VRDN (b)	$ 23,200	$ 23,200
Saint Louis Indl. Dev. Auth.:
(Metropolitan Lofts Apts. Proj.) Series 2003 A, 0.07% 12/5/14, LOC Fannie Mae, VRDN (b)(e)	27,200	27,200
(Saint Luke's Plaza Apts. Proj.) Series 2009, 0.04% 12/5/14 (Liquidity Facility Freddie Mac), VRDN (b)	1,900	1,900
Springfield Pub. Util. Rev. Participating VRDN Series Solar 06 156, 0.04% 12/5/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(f)	30,035	30,035
St. Charles County Pub. Wtr. Sup Series 2011, 0.04% 12/5/14, LOC U.S. Bank NA, Cincinnati, VRDN (b)	3,000	3,000
St. Louis Indl. Dev. Auth. (The St. Louis Art Museum Proj.) Series 2009 B, 0.04% 12/5/14, LOC U.S. Bank NA, Cincinnati, VRDN (b)	1,100	1,100
		182,010
Montana - 0.0%
Forsyth Poll. Cont. Rev. Series 2008 A, 0.2% 12/5/14, VRDN (b)(e)	450	450
Nebraska - 0.7%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2009, 0.06% 12/1/14 (Liquidity Facility Royal Bank of Canada), VRDN (b)	48,050	48,050
Douglas County Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.08% 12/5/14, LOC Bank of America NA, VRDN (b)(e)	10,000	10,000
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Series 2010 C, 0.04% 12/5/14 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(e)	99,130	99,130
Series 2013 F, 0.04% 12/5/14 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(e)	22,600	22,600
Series 2014 B, 0.04% 12/5/14 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(e)	8,800	8,800
Washington County Indl. Dev. Rev. (Cargill Dow Polymers LLC Proj.) Series 2000, 0.06% 12/5/14 (Cargill, Inc. Guaranteed) (The Dow Chemical Co. Guaranteed), LOC Wells Fargo Bank NA, VRDN (b)(e)	10,000	10,000
		198,580
Nevada - 2.7%
Clark County Arpt. Rev.:
Series 2008 A2, 0.04% 12/5/14, LOC State Street Bank & Trust Co., Boston, VRDN (b)(e)	38,000	38,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Clark County Arpt. Rev.: - continued
Series 2008 B2, 0.05% 12/5/14, LOC State Street Bank & Trust Co., Boston, VRDN (b)(e)	$ 50,000	$ 50,000
Series 2008 C1, 0.05% 12/5/14, LOC JPMorgan Chase Bank, VRDN (b)(e)	122,900	122,900
Series 2008 C2, 0.04% 12/5/14, LOC Landesbank Baden-Wurttemberg, VRDN (b)(e)	46,550	46,550
Series 2008 C3, 0.05% 12/5/14, LOC Landesbank Baden-Wurttemberg, VRDN (b)(e)	45,650	45,650
Series 2008 D 2A, 0.05% 12/5/14, LOC Wells Fargo Bank NA, VRDN (b)	4,500	4,500
Series 2008 D 2B, 0.04% 12/5/14, LOC Royal Bank of Canada, VRDN (b)	3,855	3,855
Series 2008 D3, 0.05% 12/5/14, LOC Bank of America NA, VRDN (b)	80,365	80,365
Series 2011 B1, 0.05% 12/5/14, LOC Citibank NA, VRDN (b)(e)	88,700	88,700
Series 2011 B2, 0.05% 12/5/14, LOC Royal Bank of Canada, VRDN (b)(e)	59,000	59,000
Clark County Fuel Tax Participating VRDN:
ROC II R 11836, 0.04% 12/5/14 (Liquidity Facility Citibank NA) (b)(f)	7,500	7,500
Series Putters 3158, 0.05% 12/5/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	32,110	32,110
Series ROC II R 11507, 0.04% 12/5/14 (Liquidity Facility Citibank NA) (b)(f)	2,400	2,400
Clark County Indl. Dev. Rev.:
(Southwest Gas Corp. Proj.):
Series 2009 A, 0.06% 12/5/14, LOC JPMorgan Chase Bank, VRDN (b)	16,000	16,000
0.05% 12/5/14, LOC Wells Fargo Bank NA, VRDN (b)(e)	16,700	16,700
Series 2008 A, 0.06% 12/5/14, LOC MUFG Union Bank NA, VRDN (b)(e)	29,900	29,900
Clark County McCarran Int'l. Arpt. Passenger Facility Charge Rev. Series 2010 F2, 0.05% 12/5/14, LOC MUFG Union Bank NA, VRDN (b)	69,850	69,850
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Participating VRDN Series Solar 06 93, 0.04% 12/5/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(f)	14,000	14,000
Nevada Hsg. Division (Horizon Apt. Hsg. Proj.) Series 2000 A, 0.04% 12/5/14, LOC Fannie Mae, VRDN (b)(e)	7,410	7,410
Reno Hosp. Rev. (Renown Reg'l. Med. Ctr. Proj.):
Series 2008 A, 0.05% 12/5/14, LOC MUFG Union Bank NA, VRDN (b)	7,900	7,900
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Reno Hosp. Rev. (Renown Reg'l. Med. Ctr. Proj.): - continued
Series 2009 A, 0.05% 12/5/14, LOC Wells Fargo Bank NA, VRDN (b)	$ 18,000	$ 18,000
Series 2009 B, 0.04% 12/5/14, LOC Wells Fargo Bank NA, VRDN (b)	6,935	6,935
		768,225
New Hampshire - 0.1%
New Hampshire Bus. Fin. Auth. Ind. Dev. Rev. (Wiggins Airways Proj.) Series 1998, 0.23% 12/5/14, LOC Bank of America NA, VRDN (b)(e)	2,700	2,700
New Hampshire Health & Ed. Facilities Auth. Rev. (Exeter Hosp. Obligated Group Proj.) Series 2001 B, 0.04% 12/5/14, LOC Bank of America NA, VRDN (b)	8,370	8,370
New Hampshire Hsg. Fin. Auth. Multi-family Rev. (Pheasant Run Proj.) 0.07% 12/5/14, LOC Fannie Mae, VRDN (b)(e)	16,400	16,400
		27,470
New Jersey - 0.7%
JPMorgan Chase:
NA Letter of Credit Participating VRDN:
Series Putters 4459, 0.05% 12/1/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	62,600	62,600
Series Putters 4462, 0.05% 12/1/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	46,300	46,300
Participating VRDN Series Putters 4464, 0.05% 12/1/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	45,800	45,800
New Jersey Health Care Facilities Fing. Auth. Rev. (AHS Hosp. Corp. Proj.) Series 2008 C, 0.03% 12/5/14, LOC JPMorgan Chase Bank, VRDN (b)	9,000	9,000
New Jersey Hsg. & Mtg. Fin. Agcy. Multi-family Rev. Series 2008 F, 0.06% 12/5/14, LOC Bank of America NA, VRDN (b)(e)	7,600	7,600
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.):
Series 2003 B1, 0.18% 12/5/14, VRDN (b)	7,900	7,900
Series 2012 A, 0.19% 12/5/14, VRDN (b)(e)	16,100	16,100
		195,300
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New Mexico - 0.1%
New Mexico Fin. Auth. Trans. Rev. Series 2008 A1, 0.04% 12/5/14, LOC State Street Bank & Trust Co., Boston, VRDN (b)	$ 5,175	$ 5,175
Rio Rancho Wtr. & Wastewtr. Sys. Rev. Participating VRDN Series Solar 2007 19, 0.04% 12/5/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(f)	9,485	9,485
		14,660
New York - 13.3%
Dutchess County Indl. Dev. Agcy. Civic Facility Rev. (Lutheran Ctr. at Poughkeepsie, Inc. Proj.) 0.12% 12/5/14, LOC KeyBank NA, VRDN (b)	4,500	4,500
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2012 C, 0.04% 12/5/14, LOC Barclays Bank PLC, VRDN (b)	18,300	18,300
Subseries 2001 3A, 0.04% 12/5/14, LOC JPMorgan Chase Bank, VRDN (b)	24,800	24,800
Nassau Health Care Corp. Rev. Series 2009 D1, 0.03% 12/5/14, LOC JPMorgan Chase Bank, VRDN (b)	15,760	15,760
New York City Gen. Oblig.:
Participating VRDN:
Series Putters 3196, 0.05% 12/5/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	6,750	6,750
Series Putters 3282, 0.05% 12/5/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	6,650	6,650
Series ROC II R 14045, 0.06% 12/5/14 (Liquidity Facility Citibank NA) (b)(f)	5,400	5,400
Series 1996 J3, 0.03% 12/5/14, LOC JPMorgan Chase Bank, VRDN (b)	12,100	12,100
Series 2004 H2 0.05% 12/5/14, LOC California Pub. Employees Retirement Sys., VRDN (b)	26,450	26,450
Series 2004 H3, 0.05% 12/5/14, LOC California Pub. Employees Retirement Sys., VRDN (b)	8,875	8,875
Series 2004 H6, 0.05% 12/5/14, LOC Bank of America NA, VRDN (b)	15,105	15,105
Series 2004 H8, 0.05% 12/5/14 (Liquidity Facility Bank of America NA), VRDN (b)	11,635	11,635
Series 2006 E3, 0.05% 12/5/14, LOC Bank of America NA, VRDN (b)	4,600	4,600
Series 2006 E4, 0.05% 12/5/14, LOC Bank of America NA, VRDN (b)	44,600	44,600
Series 2006 I7, 0.05% 12/5/14, LOC Bank of America NA, VRDN (b)	20,900	20,900
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Gen. Oblig.: - continued
Series 2008 J10, 0.03% 12/5/14 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (b)	$ 31,465	$ 31,465
Series 2011 A4, 0.04% 12/5/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (b)	32,500	32,500
Series 2012 G3, 0.05% 12/5/14 (Liquidity Facility Citibank NA), VRDN (b)	115,850	115,850
Series 2013 A5, 0.04% 12/5/14 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (b)	13,605	13,605
New York City Health & Hosp. Corp. Rev.:
Series 2008 D, 0.04% 12/5/14, LOC JPMorgan Chase Bank, VRDN (b)	20,695	20,695
Series 2008 E, 0.05% 12/5/14, LOC JPMorgan Chase Bank, VRDN (b)	18,270	18,270
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.:
(245 East 124th Street Proj.) Series 2008 A, 0.05% 12/5/14, LOC Freddie Mac, VRDN (b)	16,100	16,100
(270 East Burnside Avenue Apts.) Series A, 0.03% 12/5/14, LOC Fannie Mae, VRDN (b)(e)	6,400	6,400
(89 Murray St. Proj.) Series A, 0.05% 12/5/14, LOC Fannie Mae, VRDN (b)(e)	34,000	34,000
(941 Hoe Avenue Apts. Proj.) Series A, 0.07% 12/5/14, LOC Fannie Mae, VRDN (b)(e)	6,660	6,660
(Beacon Mews Dev. Proj.) Series 2006 A, 0.05% 12/5/14, LOC Citibank NA, VRDN (b)(e)	8,000	8,000
(Cook Street Apts. Proj.) Series A, 0.05% 12/5/14, LOC JPMorgan Chase Bank, VRDN (b)(e)	4,480	4,480
(Courtland Avenue Apts. Proj.) Series A, 0.03% 12/5/14, LOC Fannie Mae, VRDN (b)(e)	7,905	7,905
(East 165th Street Proj.) Series A, 0.07% 12/5/14, LOC Citibank NA, VRDN (b)(e)	7,665	7,665
(First Avenue Dev. Proj.) Series 2002 A, 0.04% 12/5/14, LOC Fannie Mae, VRDN (b)(e)	14,000	14,000
(Intervale Gardens Apts.) Series A, 0.07% 12/5/14, LOC Citibank NA, VRDN (b)(e)	3,115	3,115
(Louis Nine Boulevard Apts. Proj.) Series A, 0.04% 12/5/14, LOC Fannie Mae, VRDN (b)(e)	7,300	7,300
(Manhattan Court Dev. Proj.) Series A, 0.07% 12/5/14, LOC Citibank NA, VRDN (b)(e)	16,500	16,500
(Morris Ave. Apts. Proj.) Series A, 0.07% 12/5/14, LOC Fannie Mae, VRDN (b)(e)	14,700	14,700
(Peter Cintron Apts. Proj.) Series C, 0.07% 12/5/14, LOC Fannie Mae, VRDN (b)(e)	4,140	4,140
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.: - continued
(State Renaissance Court Proj.) Series A, 0.07% 12/5/14, LOC Freddie Mac, VRDN (b)(e)	$ 28,700	$ 28,700
(Villa Avenue Apts. Proj.) Series 2006 A, 0.07% 12/5/14, LOC Fannie Mae, VRDN (b)(e)	5,990	5,990
(West 48th Street Dev. Proj.) Series 2001 A, 0.04% 12/5/14, LOC Fannie Mae, VRDN (b)(e)	2,000	2,000
Series 2011 A, 0.05% 12/5/14, LOC Freddie Mac, VRDN (b)(e)	9,350	9,350
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.:
(155 West 21st Street Dev. Proj.) Series 2007 A, 0.03% 12/5/14, LOC Fannie Mae, VRDN (b)(e)	16,900	16,900
(255 West 9th Street Proj.) Series 2001 A, 0.04% 12/5/14, LOC Fannie Mae, VRDN (b)(e)	66,935	66,935
(Brittany Dev. Proj.) Series A, 0.04% 12/5/14, LOC Fannie Mae, VRDN (b)(e)	45,300	45,300
(James Tower Dev. Proj.) Series 2002 A, 0.04% 12/5/14, LOC Fannie Mae, VRDN (b)	3,510	3,510
(Linden Plaza Proj.) Series 2008 A, 0.07% 12/5/14, LOC Freddie Mac, VRDN (b)(e)	65,250	65,250
(Morris Avenue Apts. Proj.) Series A, 0.04% 12/5/14, LOC Fannie Mae, VRDN (b)(e)	26,000	26,000
(One Columbus Place Dev. Proj.) Series A, 0.04% 12/5/14, LOC Fannie Mae, VRDN (b)(e)	71,015	71,015
(Related-Tribeca Tower Proj.) Series 1997 A, 0.07% 12/5/14, LOC Fannie Mae, VRDN (b)(e)	15,000	15,000
(Rivereast Apts. Proj.) Series A, 0.07% 12/5/14, LOC Freddie Mac, VRDN (b)(e)	4,150	4,150
(West 61st Street Apts. Proj.) Series 2007 A, 0.03% 12/5/14, LOC Fannie Mae, VRDN (b)(e)	1,500	1,500
(Westport Dev. Proj.) Series 2004 A, 0.04% 12/5/14, LOC Fannie Mae, VRDN (b)(e)	61,000	61,000
Series 2002 A, 0.04% 12/5/14, LOC Fannie Mae, VRDN (b)(e)	51,500	51,500
Series 2009 A:
0.05% 12/5/14, LOC Freddie Mac, VRDN (b)	7,500	7,500
0.05% 12/5/14, LOC Freddie Mac, VRDN (b)	9,100	9,100
New York City Indl. Dev. Agcy. Civic Facility Rev. (Casa Proj.) Series 2000, 0.04% 12/5/14, LOC JPMorgan Chase Bank, VRDN (b)	13,800	13,800
New York City Indl. Dev. Agcy. Rev. (FC Hanson Office Associates LLC Proj.) Series 2004, 0.05% 12/5/14, LOC Lloyds Bank PLC, VRDN (b)	26,400	26,400
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN:
Series EGL 06 69 Class A, 0.04% 12/5/14 (Liquidity Facility Citibank NA) (b)(f)	$ 16,400	$ 16,400
Series EGL 06 74 Class A, 0.04% 12/5/14 (Liquidity Facility Citibank NA) (b)(f)	7,045	7,045
Series EGL 07 0157, 0.01% 12/5/14 (Liquidity Facility Citibank NA) (b)(f)	19,800	19,800
Series EGL 09 46A, 0.04% 12/5/14 (Liquidity Facility Citibank NA) (b)(f)	19,130	19,130
Series Putters 2559, 0.05% 12/5/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	1,775	1,775
Series Putters 3384, 0.05% 12/5/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,750	3,750
Series Putters 3496Z, 0.05% 12/5/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	7,025	7,025
Series ROC II R 11931, 0.04% 12/5/14 (Liquidity Facility Citibank NA) (b)(f)	3,750	3,750
Series 2000 C, 0.05% 12/5/14 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (b)	3,300	3,300
Series 2008 B1:
0.03% 12/5/14 (Liquidity Facility Royal Bank of Canada), VRDN (b)	5,000	5,000
0.03% 12/5/14 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (b)	30,600	30,600
Series 2009 BB2, 0.06% 12/1/14 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	35,900	35,900
Series 2014 AA, 0.04% 12/1/14 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (b)	2,890	2,890
Series 2015 BB3, 0.05% 12/5/14 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (b)	38,465	38,465
New York City Transitional Fin. Auth. Rev.:
Participating VRDN:
Series EGL 14 0015, 0.01% 12/5/14 (Liquidity Facility Citibank NA) (b)(f)	8,865	8,865
Series Putters 4084Z, 0.05% 12/5/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,850	3,850
Series ROC II R 11994, 0.05% 12/5/14 (Liquidity Facility Citibank NA) (b)(f)	4,500	4,500
Series 2001 A, 0.04% 12/5/14 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	78,250	78,250
Series 2003 1E, 0.06% 12/5/14 (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (b)	10,710	10,710
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Transitional Fin. Auth. Rev.: - continued
Series 2003 A2, 0.06% 12/1/14 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (b)	$ 36,100	$ 36,100
New York City Trust Cultural Resources Rev.:
(The New York Botanical Garden Proj.) Series 2009 A, 0.04% 12/5/14, LOC JPMorgan Chase Bank, VRDN (b)	20,900	20,900
(The Pierpont Morgan Library Proj.) Series 2004, 0.03% 12/5/14, LOC JPMorgan Chase Bank, VRDN (b)	12,300	12,300
New York Dorm. Auth. Personal Income Tax Rev. Participating VRDN:
Series EGL 14 0031, 0.02% 12/5/14 (Liquidity Facility Citibank NA) (b)(f)	6,775	6,775
Series Putters 3518, 0.05% 12/5/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	2,640	2,640
Series ROC II R 14005, 0.04% 12/5/14 (Liquidity Facility Citibank NA) (b)(f)	14,030	14,030
New York Dorm. Auth. Revs.:
(City Univ. Proj.) Series 2008 C, 0.04% 12/5/14, LOC Bank of America NA, VRDN (b)	135,300	135,300
(Fordham Univ. Proj.) Series 2008 A1, 0.05% 12/5/14, LOC Bank of America NA, VRDN (b)	19,900	19,900
(Rockefeller Univ. Proj.) Series 2009 B, 0.03% 12/5/14 (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (b)	2,275	2,275
(Univ. of Rochester Proj.):
Series 2003 C, 0.04% 12/5/14, LOC JPMorgan Chase Bank, VRDN (b)	36,550	36,550
Series 2008 A1, 0.04% 12/5/14, LOC Wells Fargo Bank NA, VRDN (b)	13,165	13,165
Participating VRDN:
ROC II R 11944, 0.04% 12/5/14 (Liquidity Facility Citibank NA) (b)(f)	5,150	5,150
Series EGL 06 47 Class A, 0.02% 12/5/14 (Liquidity Facility Citibank NA) (b)(f)	8,720	8,720
Series EGL 07 0002, 0.04% 12/5/14 (Liquidity Facility Citibank NA) (b)(f)	18,000	18,000
Series EGL 07 0066, 0.04% 12/5/14 (Liquidity Facility Citibank NA) (b)(f)	31,025	31,025
Series ROC II R 11535, 0.05% 12/5/14 (Liquidity Facility Citibank NA) (b)(f)	3,590	3,590
Series ROC II R 11722, 0.01% 12/5/14 (Liquidity Facility Citibank NA) (b)(f)	2,935	2,935
Series ROC II R 11943, 0.04% 12/5/14 (Liquidity Facility Citibank NA) (b)(f)	5,580	5,580
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
Series 2006 A2, 0.03% 12/5/14, LOC TD Banknorth, NA, VRDN (b)	$ 8,300	$ 8,300
New York Hsg. Fin. Agcy. Rev.:
(10 Barclay Street Hsg. Proj.) Series 2004 A, 0.04% 12/5/14, LOC Fannie Mae, VRDN (b)	22,800	22,800
(101 West End Hsg. Proj.):
Series 1998 A, 0.05% 12/5/14, LOC Fannie Mae, VRDN (b)(e)	30,800	30,800
Series 1999 A, 0.05% 12/5/14, LOC Fannie Mae, VRDN (b)(e)	52,850	52,850
(125 West 31st Street Proj.) Series 2005 A, 0.03% 12/5/14, LOC Fannie Mae, VRDN (b)(e)	72,600	72,600
(150 East 44th Street Hsg. Proj.):
Series 2000 A, 0.05% 12/5/14, LOC Fannie Mae, VRDN (b)(e)	28,500	28,500
Series 2001 A, 0.05% 12/5/14, LOC Fannie Mae, VRDN (b)(e)	6,900	6,900
(1500 Lexington Avenue Proj.) Series A, 0.05% 12/5/14, LOC Fannie Mae, VRDN (b)(e)	4,400	4,400
(240 East 39th Street Hsg. Proj.) Series 1997 A, 0.04% 12/5/14, LOC Fannie Mae, VRDN (b)(e)	111,800	111,800
(250 West 50th Street Hsg. Proj.) Series 1997 A, 0.04% 12/5/14, LOC Fannie Mae, VRDN (b)(e)	13,495	13,495
(29 Flatbush Ave. Hsg. Proj.) Series 2010 A, 0.04% 12/5/14, LOC Bank of America NA, VRDN (b)	55,800	55,800
(316 Eleventh Ave. Hsg. Proj.) Series 2007 A, 0.03% 12/5/14, LOC Fannie Mae, VRDN (b)(e)	31,000	31,000
(360 West 43rd Street Hsg. Proj.) Series A, 0.03% 12/5/14, LOC Fannie Mae, VRDN (b)(e)	9,900	9,900
(55 West 25th Street Hsg. Proj.) Series 2005 A, 0.04% 12/5/14, LOC Fannie Mae, VRDN (b)(e)	105,400	105,400
(600 West and 42nd St. Hsg. Proj.) Series 2007 A:
0.04% 12/5/14, LOC Freddie Mac, VRDN (b)(e)	5,300	5,300
0.07% 12/5/14, LOC Fannie Mae, VRDN (b)(e)	62,100	62,100
(66 West 38th Street Hsg. Proj.) Series A:
0.05% 12/5/14, LOC Fannie Mae, VRDN (b)(e)	4,000	4,000
0.05% 12/5/14, LOC Fannie Mae, VRDN (b)(e)	44,300	44,300
(750 Sixth Avenue Hsg. Proj.) Series 1998 A, 0.03% 12/5/14, LOC Fannie Mae, VRDN (b)(e)	5,000	5,000
(8 East 102nd Street Hsg. Proj.) Series 2010 A, 0.04% 12/5/14, LOC TD Banknorth, NA, VRDN (b)	3,700	3,700
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Hsg. Fin. Agcy. Rev.: - continued
(900 Eighth Avenue Hsg. Proj.) Series 2002 A, 0.07% 12/5/14, LOC Fannie Mae, VRDN (b)(e)	$ 59,000	$ 59,000
(Biltmore Tower Hsg. Proj.) Series A, 0.03% 12/5/14, LOC Fannie Mae, VRDN (b)(e)	43,300	43,300
(Chelsea Apts. Proj.) Series 2003 A, 0.05% 12/5/14, LOC Fannie Mae, VRDN (b)(e)	40,500	40,500
(Chelsea Arms Hsg. Proj.) Series 1998 A, 0.03% 12/5/14, LOC Fannie Mae, VRDN (b)(e)	7,000	7,000
(Clinton Green South Hsg. Proj.) Series 2005 A, 0.03% 12/5/14, LOC Freddie Mac, VRDN (b)(e)	68,800	68,800
(Clinton Park Phase II Hsg. Proj.) Series 2011 A2, 0.05% 12/5/14, LOC Wells Fargo Bank NA, VRDN (b)	34,400	34,400
(East 39th Street Hsg. Proj.) Series 1999 A, 0.03% 12/5/14, LOC Fannie Mae, VRDN (b)(e)	21,700	21,700
(Helena Hsg. Proj.) Series 2003 A, 0.07% 12/5/14, LOC Fannie Mae, VRDN (b)(e)	9,000	9,000
(Kew Garden Hills Apts. Hsg. Proj.) Series 2003 A, 0.04% 12/5/14, LOC Fannie Mae, VRDN (b)(e)	11,170	11,170
(Reverend Polite Ave. Apt. Hsg. Proj.) Series 2005 A, 0.06% 12/5/14, LOC Fannie Mae, VRDN (b)(e)	7,435	7,435
(Sea Park West Hsg. Proj.) Series 2004 A, 0.06% 12/5/14, LOC Freddie Mac, VRDN (b)(e)	11,500	11,500
(South Cove Plaza Proj.) Series A, 0.05% 12/5/14, LOC Freddie Mac, VRDN (b)(e)	28,000	28,000
(Taconic West 17th St. Proj.) Series 2009 A, 0.04% 12/5/14, LOC Fannie Mae, VRDN (b)	9,050	9,050
(Theatre Row Tower Hsg. Proj.):
Series 2001 A, 0.03% 12/5/14, LOC Freddie Mac, VRDN (b)(e)	10,000	10,000
Series 2002 A, 0.03% 12/5/14, LOC Freddie Mac, VRDN (b)(e)	3,500	3,500
(Tower 31 Hsg. Proj.) Series 2005 A, 0.03% 12/5/14, LOC Freddie Mac, VRDN (b)(e)	51,400	51,400
(Tribeca Park Proj.) Series 1997 A, 0.03% 12/5/14, LOC Fannie Mae, VRDN (b)(e)	74,100	74,100
(West 20th Street Proj.) Series 2001 A:
0.07% 12/5/14, LOC Fannie Mae, VRDN (b)(e)	28,875	28,875
0.07% 12/5/14, LOC Fannie Mae, VRDN (b)(e)	51,000	51,000
(West 23rd Street Hsg. Proj.):
Series 2001 A, 0.05% 12/5/14, LOC Fannie Mae, VRDN (b)(e)	26,000	26,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Hsg. Fin. Agcy. Rev.: - continued
(West 23rd Street Hsg. Proj.) : - continued
Series 2002 A, 0.05% 12/5/14, LOC Fannie Mae, VRDN (b)(e)	$ 62,600	$ 62,600
(West 33rd Street Hsg. Proj.) Series 2003 A, 0.04% 12/5/14, LOC Fannie Mae, VRDN (b)(e)	26,700	26,700
(West 38th Street Hsg. Proj.) Series 2002 A, 0.05% 12/5/14, LOC Fannie Mae, VRDN (b)(e)	16,000	16,000
(Worth Street Hsg. Proj.) Series A, 0.03% 12/5/14, LOC Fannie Mae, VRDN (b)(e)	47,600	47,600
Series 2000 A, 0.03% 12/5/14, LOC Freddie Mac, VRDN (b)(e)	14,500	14,500
Series 2001 A, 0.03% 12/5/14, LOC Freddie Mac, VRDN (b)(e)	5,000	5,000
Series 2004 A, 0.07% 12/5/14, LOC Fannie Mae, VRDN (b)(e)	52,950	52,950
Series 2008 A, 0.06% 12/5/14, LOC Fannie Mae, VRDN (b)(e)	40,600	40,600
Series 2009 B, 0.05% 12/5/14, LOC Freddie Mac, VRDN (b)	10,700	10,700
Series 2010 A, 0.05% 12/5/14, LOC Freddie Mac, VRDN (b)	27,800	27,800
Series 2012 A, 0.04% 12/5/14, LOC Wells Fargo Bank NA, VRDN (b)	19,300	19,300
Series 2012 A1, 0.04% 12/5/14, LOC Wells Fargo Bank NA, VRDN (b)	4,800	4,800
Series 2013 A:
0.03% 12/5/14, LOC Wells Fargo Bank NA, VRDN (b)	12,000	12,000
0.04% 12/5/14, LOC Wells Fargo Bank NA, VRDN (b)	29,500	29,500
0.05% 12/5/14, LOC Wells Fargo Bank NA, VRDN (b)	13,000	13,000
Series 2013 A3, 0.04% 12/5/14, LOC Bank of America NA, VRDN (b)	27,675	27,675
Series 2014 A:
0.04% 12/5/14, LOC Wells Fargo Bank NA, VRDN (b)	13,000	13,000
0.05% 12/5/14, LOC Wells Fargo Bank NA, VRDN (b)	27,100	27,100
Series A, 0.04% 12/5/14, LOC Freddie Mac, VRDN (b)	2,400	2,400
New York Hsg. Fin. Svc. Contract Rev.:
Series 2003 L, 0.05% 12/5/14, LOC Bank of America NA, VRDN (b)	24,200	24,200
Series 2003 M1, 0.05% 12/5/14, LOC Bank of America NA, VRDN (b)	12,385	12,385
New York Liberty Dev. Corp. Participating VRDN Series Putters 4083, 0.05% 12/5/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,910	5,910
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Local Govt. Assistance Corp. Series 2008 BAV, 0.04% 12/5/14 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	$ 33,330	$ 33,330
New York State Energy Research & Dev. Auth. Facilities Rev.:
(Consolidated Edison Co. of New York, Inc. Proj.):
Series 2004 C1, 0.05% 12/5/14, LOC Mizuho Corporate Bank Ltd., VRDN (b)(e)	17,800	17,800
Series 2004 C2, 0.05% 12/5/14, LOC Mizuho Corporate Bank Ltd., VRDN (b)(e)	4,000	4,000
Series 2005 A1, 0.04% 12/5/14, LOC Mizuho Corporate Bank Ltd., VRDN (b)	4,150	4,150
Series 2010 A4, 0.04% 12/5/14, LOC Bank of Nova Scotia, VRDN (b)(e)	16,500	16,500
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Participating VRDN Series ROC II R 11997, 0.05% 12/5/14 (Liquidity Facility Citibank NA) (b)(f)	4,800	4,800
Syracuse Indl. Dev. Agcy. Civic Facility Rev. (Syracuse Univ. Proj.) Series 2005 B, 0.04% 12/5/14, LOC JPMorgan Chase Bank, VRDN (b)	22,180	22,180
Triborough Bridge & Tunnel Auth. Revs. Series 2005 B3, 0.05% 12/5/14 (Liquidity Facility Bank of America NA), VRDN (b)	28,500	28,500
Westchester County Indl. Agcy. Rev. Series 2005 B, 0.04% 12/5/14, LOC TD Banknorth, NA, VRDN (b)	5,160	5,160
Yonkers Indl. Dev. Agcy. Civic Facility Rev. (Consumers Union of United States, Inc. Proj.) Series 2005, 0.06% 12/5/14, LOC JPMorgan Chase Bank, VRDN (b)	16,275	16,275
		3,739,705
New York And New Jersey - 0.5%
Port Auth. of New York & New Jersey Participating VRDN Series EGL 06 107 Class A, 0.05% 12/5/14 (Liquidity Facility Citibank NA) (b)(e)(f)	151,450	151,450
North Carolina - 1.2%
Charlotte Ctfs. of Prtn. Participating VRDN Series Putters 4724, 0.04% 12/5/14 (Liquidity Facility Bank of America NA) (b)(f)	11,680	11,680
Charlotte Int'l. Arpt. Rev. (Charlotte Douglas Int'l. Arpt. Proj.) Series 2008 D, 0.05% 12/5/14, LOC Bank of America NA, VRDN (b)	25,480	25,480
Charlotte Wtr. & Swr. Sys. Rev.:
Participating VRDN Series BC 09 43W, 0.06% 12/5/14 (Liquidity Facility Barclays Bank PLC) (b)(f)	5,000	5,000
Series 2002 B, 0.04% 12/5/14 (Liquidity Facility Wells Fargo Bank NA), VRDN (b)	10,800	10,800
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
Charlotte Wtr. & Swr. Sys. Rev.: - continued
Series 2002 C, 0.05% 12/5/14 (Liquidity Facility Bank of America NA), VRDN (b)	$ 3,550	$ 3,550
Greensboro Combined Enterprise Sys. Rev. Series 2014 A, 0.06% 12/5/14 (Liquidity Facility Bank of America NA), VRDN (b)	15,635	15,635
Hertford County Indl. Facilities Poll. Cont. Fing. Auth. (Nucor Corp. Proj.) Series 2000 A, 0.23% 12/5/14, VRDN (b)(e)	2,100	2,100
Lower Cape Fear Wtr. & Swr. Auth. Rev. (Bladen Bluffs Proj.) Series 2010, 0.04% 12/5/14, LOC Rabobank Nederland New York Branch, VRDN (b)	8,715	8,715
North Carolina Cap. Facilities Fin. Agcy. Edl. Facilities Rev. (Greensboro College Proj.) 0.07% 12/5/14, LOC Bank of America NA, VRDN (b)	1,800	1,800
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN Series ROC II R 11850, 0.04% 12/5/14 (Liquidity Facility Citibank NA) (b)(f)	12,600	12,600
North Carolina Cap. Impt. Ltd. Participating VRDN Series WF 11 136C, 0.15% 12/5/14 (Liquidity Facility Wells Fargo Bank NA) (b)(f)	8,030	8,030
North Carolina Med. Care Commission Health Care Facilities Rev.:
(Cape Fear Valley Health Sys. Proj.) Series 2008 A1, 0.05% 12/5/14, LOC Branch Banking & Trust Co., VRDN (b)	2,875	2,875
(WakeMed Proj.):
Series 2009 B, 0.04% 12/5/14, LOC Wells Fargo Bank NA, VRDN (b)	26,200	26,200
Series 2009 C, 0.04% 12/5/14, LOC Wells Fargo Bank NA, VRDN (b)	35,000	35,000
Participating VRDN:
Series BC 10 31W, 0.07% 12/5/14 (Liquidity Facility Barclays Bank PLC) (b)(f)	3,625	3,625
Series ROC II R 11808, 0.04% 12/5/14 (Liquidity Facility Citibank NA) (b)(f)	9,365	9,365
North Carolina Med. Care Commission Hosp. Rev. (CaroMont Health Proj.) Series 2003 A, 0.04% 12/5/14, LOC Wells Fargo Bank NA, VRDN (b)	38,815	38,815
Orange Wtr. & Swr. Auth. Series 2004 B, 0.04% 12/5/14 (Liquidity Facility Wells Fargo Bank NA), VRDN (b)	2,500	2,500
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.06% 12/5/14, LOC Cr. Industriel et Commercial, VRDN (b)	34,730	34,730
Piedmont Triad Arpt. Auth. Series 2008 B, 0.08% 12/5/14, LOC Branch Banking & Trust Co., VRDN (b)(e)	19,800	19,800
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
Raleigh Combined Enterprise Sys. Rev. Participating VRDN Series EGL 07 0010, 0.01% 12/5/14 (Liquidity Facility Citibank NA) (b)(f)	$ 4,950	$ 4,950
Sampson County Indl. Facilities & Poll. Cont. Fing. Auth. Envir. Facilities Rev. (Sampson County Disp., Inc. Proj.):
0.08% 12/5/14, LOC Bank of America NA, VRDN (b)(e)	15,855	15,855
0.08% 12/5/14, LOC Bank of America NA, VRDN (b)(e)	4,750	4,750
Union County Indl. Facilities & Poll. Cont. Fing. Auth. Indl. Dev. Rev. (Greiner Vacuette NA Proj.) 0.19% 12/5/14, LOC Wells Fargo Bank NA, VRDN (b)(e)	300	300
Univ. of North Carolina at Chapel Hill Rev. Participating VRDN Series EGL 05 3014 Class A, 0.04% 12/5/14 (Liquidity Facility Citibank NA) (b)(f)	28,900	28,900
		333,055
North Dakota - 0.1%
Cass County Solid Waste Disp. Rev. (Tharaldson Ethanol Plant I, LLC Proj.) Series 2007, 0.35% 12/5/14, LOC Bank of America NA, VRDN (b)(e)	33,300	33,300
Hebron Indl. Dev. Rev. (Dacco, Inc. Proj.) 0.13% 12/5/14, LOC U.S. Bank NA, Cincinnati, VRDN (b)(e)	590	590
		33,890
Ohio - 0.7%
Akron Bath Copley Hosp. District Rev. (Akron Gen. Health Systems Proj.) Series 2008, 0.07% 12/5/14, LOC JPMorgan Chase Bank, VRDN (b)	6,500	6,500
Allen County Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.) Series 2010 C, 0.06% 12/1/14, LOC MUFG Union Bank NA, VRDN (b)	2,845	2,845
Columbus Gen. Oblig. Participating VRDN Series Clipper 08 2, 0.04% 12/5/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(f)	7,985	7,985
Hamilton County Hosp. Facilities Rev. (Children's Hosp. Med. Ctr. Proj.):
Series 1997 A, 0.04% 12/5/14, LOC PNC Bank NA, VRDN (b)	13,200	13,200
Series 2000, 0.04% 12/5/14, LOC JPMorgan Chase Bank, VRDN (b)	36,900	36,900
Series 2007 M, 0.04% 12/5/14, LOC JPMorgan Chase Bank, VRDN (b)	5,000	5,000
Hamilton County Student Hsg. Rev. (Block 3 Proj.) Series 2004, 0.2% 12/5/14, LOC Bank of New York, New York, LOC Citizens Bank of Pennsylvania, VRDN (b)	33,500	33,500
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Middletown Hosp. Facilities Rev. Series 2008 A, 0.03% 12/5/14, LOC PNC Bank NA, VRDN (b)	$ 11,800	$ 11,800
Ohio Air Quality Dev. Auth. Rev. (Dayton Pwr. & Lt. Co. Proj.):
Series 2008 A, 0.05% 12/5/14, LOC JPMorgan Chase Bank, VRDN (b)(e)	16,700	16,700
Series 2008 B, 0.04% 12/5/14, LOC JPMorgan Chase Bank, VRDN (b)(e)	21,100	21,100
Ohio Higher Edl. Facility Commission Rev.:
(Case Western Reserve Univ. Proj.) Series 2008 A, 0.04% 12/5/14, LOC PNC Bank NA, VRDN (b)	5,100	5,100
(Marietta College Proj.) 0.05% 12/5/14, LOC JPMorgan Chase Bank, VRDN (b)	4,590	4,590
Ohio Hosp. Facilities Rev. Participating VRDN:
Series Putters 3552, 0.05% 12/5/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,500	3,500
Series Putters 3558, 0.05% 12/5/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,800	4,800
Ohio Hsg. Fin. Agcy. Mtg. Rev.:
(Mtg.-Backed Securities Prog.) Series B, 0.05% 12/5/14 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (b)(e)	12,635	12,635
Series 2004 D, 0.07% 12/5/14 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (b)(e)	1,400	1,400
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. Series 2008 B, 0.05% 12/5/14 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (b)(e)	6,500	6,500
Ohio State Univ. Gen. Receipts Series 2014 B2, 0.03% 12/5/14, VRDN (b)	1,500	1,500
Ohio Wtr. Dev. Auth. (Waste Mgmt., Inc. Proj.) Series B, 0.06% 12/5/14, LOC Bank of America NA, VRDN (b)(e)	2,900	2,900
		198,455
Oklahoma - 0.0%
Tulsa Arpts. Impt. Trust Spl. Facility Rev. 0.1% 12/5/14, LOC Landesbank Hessen-Thuringen, VRDN (b)(e)	10,120	10,120
Oregon - 0.6%
Clackamas County Hosp. Facility Auth. (Legacy Health Sys. Proj.):
Series 2008 A, 0.03% 12/5/14, LOC U.S. Bank NA, Cincinnati, VRDN (b)	10,300	10,300
Series 2008 C, 0.04% 12/5/14, LOC U.S. Bank NA, Cincinnati, VRDN (b)	16,500	16,500
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Oregon - continued
Eclipse Fdg. Trust Various States Participating VRDN Series Solar 06 90, 0.04% 12/5/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(f)	$ 10,330	$ 10,330
Oregon Gen. Oblig. Participating VRDN Series ROC II R 11949, 0.05% 12/5/14 (Liquidity Facility Citibank NA) (b)(f)	3,615	3,615
Oregon State Dept. of Administrative Svcs. Lottery Rev. Participating VRDN Series BC 11 5W, 0.06% 12/5/14 (Liquidity Facility Barclays Bank PLC) (b)(f)	6,555	6,555
Port of Portland Arpt. Rev.:
Series Eighteen A, 0.05% 12/5/14, LOC U.S. Bank NA, Cincinnati, VRDN (b)(e)	38,395	38,395
Series Eighteen B, 0.07% 12/5/14, LOC Wells Fargo Bank NA, VRDN (b)(e)	51,205	51,205
Portland Hsg. Auth. Rev.:
(New Columbia - Cecelia Proj.) Series 2004, 0.07% 12/5/14, LOC Bank of America NA, VRDN (b)(e)	3,490	3,490
(New Columbia - Trouton Proj.) Series 2005, 0.07% 12/5/14, LOC Bank of America NA, VRDN (b)(e)	5,655	5,655
Portland Multi-family Hsg. Rev. (The Village at Lovejoy Fountain Proj.) Series 2009, 0.08% 12/5/14, LOC Freddie Mac, VRDN (b)(e)	15,000	15,000
Salem Hosp. Facility Auth. Rev. (Salem Hosp. Proj.) Series 2008 B, 0.05% 12/5/14, LOC U.S. Bank NA, Cincinnati, VRDN (b)	9,500	9,500
		170,545
Pennsylvania - 0.8%
Allegheny County Hosp. Dev. Auth. Rev. (Children's Institute Pittsburgh Proj.):
Series 2005 A, 0.05% 12/5/14, LOC PNC Bank NA, VRDN (b)	8,900	8,900
Series 2005 B, 0.05% 12/5/14, LOC PNC Bank NA, VRDN (b)	7,155	7,155
BB&T Muni. Trust Participating VRDN Series BBT 08 1, 0.05% 12/5/14 (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	1,500	1,500
Bucks County Indl. Dev. Auth. Hosp. Rev. (Grand View Hosp. Proj.) Series 2008 A, 0.04% 12/5/14, LOC PNC Bank NA, VRDN (b)	13,560	13,560
Bucks County Indl. Dev. Auth. Rev. (Lutheran Cmnty. at Telford Healthcare Ctr., Inc. Proj.) Series 2007 B, 0.24% 12/5/14, LOC Citizens Bank of Pennsylvania, VRDN (b)	2,250	2,250
Butler County Gen. Auth. Rev. (Erie School District Proj.) Series 2011, 0.05% 12/5/14, LOC PNC Bank NA, VRDN (b)	11,015	11,015
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Chester County Health & Ed. Auth. Rev. (Jenner's Pond Proj.) Series 2006, 0.04% 12/5/14, LOC Citizens Bank of Pennsylvania, VRDN (b)	$ 10,025	$ 10,025
Erie County Hosp. Auth. Rev. (Saint Vincent Health Ctr. Proj.) Series 2010 B, 0.06% 12/5/14, LOC Manufacturers & Traders Trust Co., VRDN (b)	11,340	11,340
Geisinger Auth. Health Sys. Rev. Participating VRDN Series Putters 3490Z, 0.05% 12/5/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,505	4,505
Lackawanna Hotel Room Rental Tax Rev. Series 2013, 0.05% 12/5/14, LOC PNC Bank NA, VRDN (b)	8,990	8,990
Lawrence County Gen. Oblig. Indl. Dev. Auth. 0.05% 12/5/14, LOC PNC Bank NA, VRDN (b)	7,520	7,520
Luzerne County Convention Ctr. Series 2012, 0.05% 12/5/14, LOC PNC Bank NA, VRDN (b)	6,200	6,200
Montgomery County Indl. Dev. Auth. Rev. (Foulkeways at Gwynedd Proj.) Series 2006 B, 0.04% 12/5/14, LOC Citizens Bank of Pennsylvania, VRDN (b)	9,900	9,900
Northeastern Pennsylvania Hosp. and Ed. Auth. Rev. (The Commonwealth Med. College Proj.) Series 2009, 0.04% 12/5/14, LOC PNC Bank NA, VRDN (b)	7,760	7,760
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev. Series 1996 D5, 0.19% 12/5/14, LOC PNC Bank NA, VRDN (b)(e)	500	500
Pennsylvania Econ. Dev. Fing. Auth. Manufacturing Facility Rev. (Dodge Realty Partners Proj.) Series 2007, 0.1% 12/5/14, LOC Citibank NA, VRDN (b)(e)	2,200	2,200
Pennsylvania Gen. Oblig. Participating VRDN Series Putters 3352Z, 0.05% 12/5/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,590	3,590
Pennsylvania State Pub. School Participating VRDN Series Solar 06 161, 0.04% 12/5/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(f)	26,400	26,400
Philadelphia Arpt. Rev.:
Series 2005 C1, 0.04% 12/5/14, LOC TD Banknorth, NA, VRDN (b)(e)	20,005	20,005
Series 2005 C2, 0.04% 12/5/14, LOC Royal Bank of Canada, VRDN (b)(e)	11,555	11,555
Philadelphia Auth. for Indl. Dev. Rev.:
(Spl. People in Northeast, Inc. Proj.) Series 2006, 0.4% 12/5/14, LOC Citizens Bank of Pennsylvania, VRDN (b)	1,000	1,000
(William Penn Charter School Proj.) Series 2008, 0.05% 12/5/14, LOC PNC Bank NA, VRDN (b)	7,700	7,700
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) Eighth Series E, 0.04% 12/5/14, LOC PNC Bank NA, VRDN (b)	$ 4,000	$ 4,000
Washington County Hosp. Auth. Rev.:
(Monongahela Valley Hosp. Proj.):
Series 2011 A, 0.05% 12/5/14, LOC PNC Bank NA, VRDN (b)	2,540	2,540
Series 2011 B, 0.05% 12/5/14, LOC PNC Bank NA, VRDN (b)	10,175	10,175
(Washington Hosp. Proj.) Series 2007 B, 0.05% 12/5/14, LOC PNC Bank NA, VRDN (b)	16,500	16,500
Westmoreland County Indl. Dev. Auth. Rev. (Excela Health Proj.) Series 2010 B, 0.05% 12/5/14, LOC PNC Bank NA, VRDN (b)	2,765	2,765
		219,550
Rhode Island - 0.4%
Narragansett Bay Commission Wastewtr. Sys. Rev. Series 2008 A, 0.04% 12/5/14, LOC U.S. Bank NA, Cincinnati, VRDN (b)	23,100	23,100
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev.:
(Bryant Univ. Proj.) Series 2008, 0.04% 12/5/14, LOC TD Banknorth, NA, VRDN (b)	22,400	22,400
(Rhode Island School of Design Proj.):
Series 2008 A, 0.05% 12/5/14, LOC JPMorgan Chase Bank, VRDN (b)	50,295	50,295
Series 2008 B, 0.03% 12/5/14, LOC TD Banknorth, NA, VRDN (b)	7,510	7,510
(Roger Williams Univ. Proj.) Series 2008 B, 0.04% 12/5/14, LOC U.S. Bank NA, Cincinnati, VRDN (b)	15,170	15,170
		118,475
South Carolina - 0.4%
Anderson County School District #5 Gen. Oblig. Participating VRDN Series BA 08 1181, 0.06% 12/5/14 (Liquidity Facility Bank of America NA) (b)(f)	14,650	14,650
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.):
Series 1999 A, 0.1% 12/1/14, VRDN (b)	1,000	1,000
Series 1999 B, 0.11% 12/1/14, VRDN (b)(e)	2,300	2,300
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev.:
(Bon Secours Health Sys. Proj.):
Series 2008 D, 0.06% 12/5/14, LOC Bank of New York, New York, VRDN (b)	9,670	9,670
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev.: - continued
(Bon Secours Health Sys. Proj.): - continued
0.04% 12/5/14, LOC JPMorgan Chase Bank, VRDN (b)	$ 50,000	$ 50,000
(Chambers Richland Co. Landfill Proj.) Series 1997, 0.08% 12/5/14, LOC Bank of America NA, VRDN (b)(e)	10,000	10,000
(Waste Mgmt. of South Carolina, Inc. Proj.) Series 2003 A, 0.05% 12/5/14, LOC Wells Fargo Bank NA, VRDN (b)(e)	15,000	15,000
South Carolina Jobs-Econ. Dev. Auth. Indl. Rev. (South Carolina Generating Co., Inc. Proj.) Series 2008, 0.07% 12/5/14, LOC Branch Banking & Trust Co., VRDN (b)(e)	18,600	18,600
		121,220
South Dakota - 0.0%
South Dakota Hsg. Dev. Auth. (Harmony Heights Proj.) Series 2001, 0.07% 12/5/14, LOC Fannie Mae, VRDN (b)(e)	6,500	6,500
Tennessee - 1.7%
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.):
Series 2001, 0.08% 12/1/14, LOC Bank of America NA, VRDN (b)	16,800	16,800
Series 2003, 0.08% 12/1/14, LOC Bank of America NA, VRDN (b)	11,800	11,800
Series 2004, 0.08% 12/1/14, LOC Bank of America NA, VRDN (b)	12,300	12,300
Series 2005, 0.08% 12/1/14, LOC Bank of America NA, VRDN (b)	37,200	37,200
Series 2008, 0.08% 12/1/14, LOC Bank of America NA, VRDN (b)	52,905	52,905
Henderson TN IDB Rev. (Arvin Sango, Inc. Proj.) Series 2012, 0.07% 12/5/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (b)(e)	5,000	5,000
Johnson City Health & Edl. Hosp. Rev.:
(Mountain States Health Alliance Proj.):
Series 2011 A, 0.05% 12/5/14, LOC U.S. Bank NA, Cincinnati, VRDN (b)	32,935	32,935
Series 2011 B, 0.05% 12/5/14, LOC PNC Bank NA, VRDN (b)	4,260	4,260
Series 2013 A, 0.04% 12/5/14, LOC U.S. Bank NA, Cincinnati, VRDN (b)	4,075	4,075
Lewisburg Indl. Dev. Board (Waste Mgmt., Inc., Proj.) 0.06% 12/5/14, LOC PNC Bank NA, VRDN (b)(e)	25,000	25,000
Loudon County Indl. Dev. Board Exempt Facilities Rev. (Kimberly-Clark Corp. Proj.) 0.07% 12/5/14, VRDN (b)(e)	11,600	11,600
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Loudon Indl. Dev. Board Solid Waste Disp. Rev. (Tate & Lyle Ingredients Americas, Inc. Proj.) Series 2006, 0.07% 12/5/14, LOC Rabobank Nederland, VRDN (b)(e)	$ 29,700	$ 29,700
Memphis Health, Edl. & Hsg. Facilities Board:
(Ashland Lakes Apts. Proj.) Series A, 0.07% 12/5/14, LOC U.S. Bank NA, Cincinnati, VRDN (b)(e)	10,000	10,000
(Watergrove Apts. Proj.) Series 2004, 0.04% 12/5/14, LOC Freddie Mac, VRDN (b)	18,170	18,170
Metropolitan Govt. Nashville & Davidson County Health & Edl. Facilities Board (Whispering Oaks Apts. Proj.) 0.06% 12/5/14, LOC Fannie Mae, VRDN (b)(e)	15,000	15,000
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.):
Series 1999, 0.06% 12/5/14, LOC Bank of America NA, VRDN (b)	16,900	16,900
Series 2002, 0.08% 12/1/14, LOC Bank of America NA, VRDN (b)	5,000	5,000
Series 2004, 0.08% 12/1/14, LOC Bank of America NA, VRDN (b)	24,040	24,040
Series 2006, 0.08% 12/1/14, LOC Bank of America NA, VRDN (b)	70,930	70,930
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Participating VRDN Series Putters 2631, 0.05% 12/5/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	67,475	67,475
Rutherford County Health & Edl. Facilities Board Rev. Participating VRDN Series 2UX, 0.06% 12/5/14 (Liquidity Facility Barclays Bank PLC) (b)(f)	2,500	2,500
		473,590
Texas - 5.7%
Austin Arpt. Sys. Rev.:
Series 2005 1, 0.08% 12/5/14, LOC Sumitomo Mitsui Banking Corp., VRDN (b)(e)	53,725	53,725
Series 2005 2, 0.08% 12/5/14, LOC Sumitomo Mitsui Banking Corp., VRDN (b)(e)	53,650	53,650
Series 2005 3, 0.08% 12/5/14, LOC Sumitomo Mitsui Banking Corp., VRDN (b)(e)	30,200	30,200
Austin Wtr. & Wastewtr. Sys. Rev. Participating VRDN Series ROC II R 11992, 0.05% 12/5/14 (Liquidity Facility Citibank NA) (b)(f)	3,825	3,825
Brazos River Hbr. Navigation District of Brazoria County Envir. Facilities Rev. (Merey Sweeny LP Proj.):
Series 2000 A, 0.06% 12/1/14, LOC JPMorgan Chase Bank, VRDN (b)(e)	3,800	3,800
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Brazos River Hbr. Navigation District of Brazoria County Envir. Facilities Rev. (Merey Sweeny LP Proj.): - continued
Series 2002 A, 0.06% 12/1/14, LOC Bank of America NA, VRDN (b)(e)	$ 2,100	$ 2,100
Brownsville Indl. Dev. Corp. Rev. (Rich-Seapak Corp. Proj.) Series 1997, 0.07% 12/5/14, LOC HSBC Bank U.S.A., NA, VRDN (b)(e)	6,250	6,250
Calhoun County Navigation District Envir. Facilities Rev. (Formosa Plastics Corp. Proj.) 0.08% 12/5/14, LOC Citibank NA, VRDN (b)(e)	13,775	13,775
Calhoun County Navigation District Poll. Cont. Rev. (Formosa Plastics Corp., Texas Proj.) Series 2002, 0.08% 12/5/14, LOC Citibank NA, VRDN (b)(e)	10,000	10,000
Calhoun County Navigation District Port Rev. (Formosa Plastics Corp. Proj.) Series 2000, 0.07% 12/5/14, LOC Bank of America NA, VRDN (b)(e)	5,500	5,500
Calhoun County Solid Waste Disp. Rev. (Formosa Plastics Corp. Proj.):
Series 2000, 0.06% 12/5/14, LOC JPMorgan Chase Bank, VRDN (b)(e)	12,500	12,500
Series 2001, 0.06% 12/5/14, LOC JPMorgan Chase Bank, VRDN (b)(e)	12,500	12,500
Calhoun Port Auth. Envir. Facilities Rev. (Formosa Plastics Corp. Texas Proj.):
Series 2007 A, 0.07% 12/5/14, LOC PNC Bank NA, VRDN (b)(e)	47,300	47,300
Series 2008, 0.07% 12/5/14, LOC Bank of America NA, VRDN (b)(e)	40,000	40,000
Cap. Area Hsg. Fin. Corp. Multi-family Hsg. Rev. (Marble Falls Vistas Apts. Proj.) 0.09% 12/5/14, LOC Fannie Mae, VRDN (b)(e)	5,495	5,495
Dallas Area Rapid Transit Sales Tax Rev. Participating VRDN:
Series ROC II R 12317, 0.04% 12/5/14 (Liquidity Facility Citibank NA) (b)(f)	4,000	4,000
Series WF 09 60C, 0.05% 12/5/14 (Liquidity Facility Wells Fargo & Co.) (b)(f)	20,540	20,540
Dallas Hsg. Fin. Corp. Multi-family Hsg. Rev. (The Masters Apts. Proj.) 0.09% 12/5/14, LOC Fannie Mae, VRDN (b)(e)	7,080	7,080
El Paso County Hosp. District Combination Tax and Rev. Participating VRDN Series Solar 06 32, 0.04% 12/5/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(f)	19,865	19,865
Frisco Independent School District Participating VRDN Series ROC II R 11960, 0.04% 12/5/14 (Liquidity Facility Citibank NA) (b)(f)	6,310	6,310
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Gilmer Indl. Dev. Corp. (Duoline Technologies LP Proj.) Series 2008 A, 0.09% 12/5/14, LOC Wells Fargo Bank NA, VRDN (b)(e)	$ 8,695	$ 8,695
Gulf Coast Waste Disp. Auth. Envir. Facilities Rev. (Air Products Proj.) Series 2004, 0.04% 12/5/14 (Air Products & Chemicals, Inc. Guaranteed), VRDN (b)	4,000	4,000
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.08% 12/5/14, LOC JPMorgan Chase Bank, VRDN (b)(e)	14,100	14,100
Harris County Cultural Ed. Facilities Fin. Corp. Rev.:
(Mermann Health Sys. Proj.) Series 2013 C, 0.03% 12/5/14, VRDN (b)	31,100	31,100
(YMCA of the Greater Houston Area Proj.) Series 2013 B, 0.04% 12/5/14, LOC JPMorgan Chase Bank, VRDN (b)	27,905	27,905
Harris County Health Facilities Dev. Corp. Rev. (Saint Dominic Village Proj.) Series 2000, 0.04% 12/5/14, LOC JPMorgan Chase Bank, VRDN (b)	2,365	2,365
Harris County Hsg. Fin. Corp. Multi-family Hsg. Rev.:
(Lafayette Village Apts. Proj.) Series 2006, 0.07% 12/5/14, LOC Fannie Mae, VRDN (b)(e)	6,515	6,515
(Louetta Village Apts. Proj.) Series 2005, 0.07% 12/5/14, LOC Fannie Mae, VRDN (b)(e)	6,380	6,380
(Primrose Aldine Bender Apt. Proj.) Series 2004, 0.06% 12/5/14, LOC Fannie Mae, VRDN (b)(e)	7,410	7,410
(Primrose at Bammel Apts. Proj.) Series 2005, 0.06% 12/5/14, LOC Fannie Mae, VRDN (b)(e)	7,980	7,980
(Quail Chase Apts. Proj.) Series 1999, 0.07% 12/5/14, LOC Gen. Elec. Cap. Corp., VRDN (b)(e)	11,110	11,110
(Wellington Park Apts. Proj.) Series 2004, 0.07% 12/5/14, LOC Fannie Mae, VRDN (b)(e)	11,750	11,750
Houston Arpt. Sys. Rev. Series 2010, 0.06% 12/5/14, LOC Barclays Bank PLC, VRDN (b)	43,955	43,955
Houston Gen. Oblig. Participating VRDN Series Putters 4338, 0.08% 12/5/14 (Liquidity Facility JPMorgan Chase & Co.) (b)(f)	6,360	6,360
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Participating VRDN Series ROC II R 11860, 0.04% 12/5/14 (Liquidity Facility Citibank NA) (b)(f)	6,000	6,000
Houston Hsg. Fin. Corp. Multi-family Hsg. Rev.:
(Fairlake Cove Apts. Proj.) Series 2005, 0.08% 12/5/14, LOC Citibank NA, VRDN (b)(e)	8,950	8,950
(Little Nell Apts. Proj.) Series 2003, 0.07% 12/5/14, LOC Fannie Mae, VRDN (b)(e)	12,100	12,100
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Houston Hsg. Fin. Corp. Multi-family Hsg. Rev.: - continued
(Mayfair Park Apts. Proj.) Series 2004, 0.07% 12/5/14, LOC Fannie Mae, VRDN (b)(e)	$ 5,600	$ 5,600
Houston Util. Sys. Rev.:
Participating VRDN:
Series Putters 4719, 0.04% 12/5/14 (Liquidity Facility Bank of America NA) (b)(f)	14,400	14,400
Series ROC II R 11411, 0.04% 12/5/14 (Liquidity Facility Citibank NA) (b)(f)	9,290	9,290
Series ROC II R 12267, 0.05% 12/5/14 (Liquidity Facility Citibank NA) (b)(f)	16,795	16,795
Series 2004 B3, 0.03% 12/5/14, LOC Sumitomo Mitsui Banking Corp., VRDN (b)	10,600	10,600
Humble Independent School District Participating VRDN Series Solar 06 20, 0.04% 12/5/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(f)	28,160	28,160
Jewett Econ. Dev. Corp. Indl. Dev. Rev. (Nucor Corp. Proj.) 0.23% 12/5/14, VRDN (b)(e)	12,600	12,600
Judson Independent School District Participating VRDN Series MS 06 1859, 0.04% 12/5/14 (Liquidity Facility Wells Fargo & Co.) (b)(f)	7,890	7,890
Klein Independent School District Participating VRDN Series ROCS II R 11942, 0.05% 12/5/14 (Liquidity Facility Citibank NA) (b)(f)	5,145	5,145
Lamar Consolidated Independent School District Participating VRDN Series DB 512, 0.08% 12/5/14 (Liquidity Facility Deutsche Bank AG) (b)(f)	12,845	12,845
Leander Independent School District Participating VRDN Series BC 10 28W, 0.06% 12/5/14 (Liquidity Facility Barclays Bank PLC) (b)(f)	2,050	2,050
Lovejoy Independent School District Participating VRDN Series DB 514, 0.09% 12/5/14 (Liquidity Facility Deutsche Bank AG) (b)(f)	26,850	26,850
Lower Neches Valley Auth. Indl. Dev. Corp. Exempt Facilities Rev.:
(ExxonMobil Proj.) Series 2001 B2, 0.05% 12/1/14 (Exxon Mobil Corp. Guaranteed), VRDN (b)(e)	5,000	5,000
(Onyx Envir. Svcs. Proj.) Series 2003, 0.12% 12/5/14, LOC Bank of America NA, VRDN (b)(e)	11,950	11,950
Montgomery County Hsg. Fin. Corp. Multi-family Hsg. Rev. (Conroe Lodge at Silverdale Apt. Homes Proj.) 0.07% 12/5/14, LOC Freddie Mac, VRDN (b)(e)	7,470	7,470
North East Texas Independent School District Participating VRDN Series EGL 14 0018, 0.01% 12/5/14 (Liquidity Facility Citibank NA) (b)(f)	22,305	22,305
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Northside Independent School District Participating VRDN Series ROC II R 11965, 0.04% 12/5/14 (Liquidity Facility Citibank NA) (b)(f)	$ 3,505	$ 3,505
Plano Gen. Oblig. Participating VRDN Series MS 06 1862, 0.04% 12/5/14 (Liquidity Facility Wells Fargo & Co.) (b)(f)	11,665	11,665
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.16% 12/1/14, VRDN (b)	14,200	14,200
Series 2004, 0.16% 12/5/14, VRDN (b)(e)	97,850	97,850
Series 2009 A, 0.16% 12/1/14, VRDN (b)	1,300	1,300
Series 2009 C, 0.16% 12/1/14, VRDN (b)	5,800	5,800
Series 2010 B, 0.16% 12/1/14, VRDN (b)	2,385	2,385
Series 2010 D, 0.16% 12/1/14, VRDN (b)	5,800	5,800
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev.:
(Air Products Proj.):
Series 2000, 0.05% 12/5/14, VRDN (b)(e)	24,000	24,000
Series 2001, 0.05% 12/5/14, VRDN (b)(e)	25,000	25,000
Series 2002, 0.05% 12/5/14, VRDN (b)(e)	14,500	14,500
Series 2010 A, 0.06% 12/5/14 (Total SA Guaranteed), VRDN (b)	1,000	1,000
Series 2012, 0.06% 12/5/14 (Total SA Guaranteed), VRDN (b)	10,000	10,000
(Total Petrochemicals and Refining U.S.A., Inc. Proj.) Series 2012 A, 0.06% 12/5/14 (Total SA Guaranteed), VRDN (b)	34,200	34,200
Riesel Indl. Dev. Corp. (Sandy Creek Energy Assoc. Proj.):
0.04% 12/5/14, LOC BNP Paribas SA, VRDN (b)(e)	50,000	50,000
0.04% 12/5/14, LOC MUFG Union Bank NA, VRDN (b)(e)	50,000	50,000
San Antonio Elec. & Gas Sys. Rev. Participating VRDN:
Series Putters 3344, 0.05% 12/5/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	1,700	1,700
Series Putters 3560, 0.05% 12/5/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	9,015	9,015
Series Putters 3688Z, 0.05% 12/5/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,570	4,570
Series Putters 4356, 0.05% 12/5/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	17,750	17,750
San Antonio Indl. Dev. Auth. Indl. Dev. Rev. (Tindall Corp. Proj.) Series 2008 A, 0.09% 12/5/14, LOC Wells Fargo Bank NA, VRDN (b)(e)	6,500	6,500
San Antonio Pub. Facilities Corp. and Rfdg. Lease Participating VRDN Series CTE 12 3AX, 0.04% 12/5/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(f)	7,465	7,465
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
San Antonio Wtr. Sys. Rev. Participating VRDN Series EGL 05 3005 Class A, 0.01% 12/5/14 (Liquidity Facility Citibank NA) (b)(f)	$ 27,500	$ 27,500
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Baylor Health Care Sys. Proj.):
Series 2011 D, 0.04% 12/5/14, LOC JPMorgan Chase Bank, VRDN (b)	12,870	12,870
Series 2011 E, 0.05% 12/5/14, LOC Wells Fargo Bank NA, VRDN (b)	18,940	18,940
(Methodist Hospitals of Dallas Proj.) Series 2008, 0.07% 12/5/14, LOC JPMorgan Chase Bank, VRDN (b)	87,000	87,000
(Scott and White Memorial Hosp. and Scott, Sherwood and Brindley Foundation Proj.) Series 2008 1, 0.05% 12/5/14, LOC Wells Fargo Bank NA, VRDN (b)	22,430	22,430
Participating VRDN Series Putters 4363, 0.05% 12/5/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	11,625	11,625
Tarrant County Health Facilities Dev. Corp. Hosp. Rev. Participating VRDN Series Putters 3894, 0.05% 12/5/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	6,750	6,750
Tarrant County Health Facilities Dev. Corp. Rev. (Carter Blood Care Proj.) Series 1998, 0.04% 12/5/14, LOC JPMorgan Chase Bank, VRDN (b)	2,200	2,200
Texas City Indl. Dev. Corp.:
(Del Papa Realty Hldgs. LP Proj.) Series 2011, 0.06% 12/5/14, LOC Bank of America NA, VRDN (b)	12,400	12,400
(NRG Energy, Inc. Proj.) Series 2012, 0.06% 12/5/14, LOC Bank of America NA, VRDN (b)	10,025	10,025
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev.:
(Bristol Apts. Proj.) Series 2004, 0.07% 12/5/14, LOC Fannie Mae, VRDN (b)(e)	11,600	11,600
(Chisholm Trail Proj.) Series 2004, 0.07% 12/5/14, LOC Fannie Mae, VRDN (b)(e)	5,100	5,100
(Pinnacle Apts. Proj.) Series 2004, 0.07% 12/5/14, LOC Fannie Mae, VRDN (b)(e)	13,465	13,465
(Residences at Sunset Pointe Proj.) Series 2006, 0.08% 12/5/14, LOC Fannie Mae, VRDN (b)(e)	15,000	15,000
(St. Augustine Estate Proj.) Series 2005, 0.07% 12/5/14, LOC Fannie Mae, VRDN (b)(e)	6,080	6,080
(Windshire Apts. Proj.) Series 2007, 0.07% 12/5/14, LOC Fannie Mae, VRDN (b)(e)	13,400	13,400
Series 2004, 0.07% 12/5/14, LOC Fannie Mae, VRDN (b)(e)	11,200	11,200
Series 2006, 0.07% 12/5/14, LOC Fannie Mae, VRDN (b)(e)	13,690	13,690
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Gen. Oblig.:
(Veterans' Hsg. Assistance Prog.):
Fund II Series 2005 B, 0.04% 12/5/14 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)(e)	$ 21,200	$ 21,200
Fund II Series 2007 A, 0.04% 12/5/14 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)(e)	35,745	35,745
Participating VRDN:
Series DB 448, 0.1% 12/5/14 (Liquidity Facility Deutsche Bank AG) (b)(e)(f)	5,605	5,605
Series MS 3404, 0.05% 12/5/14 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)	11,550	11,550
Series Putters 3478, 0.05% 12/5/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,995	4,995
Series Putters 3479, 0.05% 12/5/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	11,910	11,910
Series Putters 3480, 0.05% 12/5/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	7,495	7,495
Series 2012 A, 0.03% 12/5/14 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	17,500	17,500
Texas State Univ. Sys. Fing. Rev. Participating VRDN Series WF 11 79C, 0.05% 12/5/14 (Liquidity Facility Wells Fargo Bank NA) (b)(f)	6,340	6,340
Travis County Hsg. Fin. Corp. (Rosemont at Old Manor Apts.) Series 2004, 0.06% 12/5/14, LOC Fannie Mae, VRDN (b)(e)	9,285	9,285
Univ. of Texas Board of Regents Sys. Rev. Participating VRDN Series Putters 1646, 0.05% 12/5/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	2,180	2,180
		1,607,325
Utah - 0.3%
Carbon County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.05% 12/5/14, LOC Wells Fargo Bank NA, VRDN (b)	7,565	7,565
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.04% 12/5/14, LOC Wells Fargo Bank NA, VRDN (b)	49,510	49,510
Utah Hsg. Corp. Multi-family Hsg. Rev. (Springwood Apts. Proj.) Series 2005 A, 0.05% 12/5/14, LOC Fannie Mae, VRDN (b)(e)	8,485	8,485
Utah State Board of Regents Rev. Participating VRDN Series Solar 06 140, 0.04% 12/5/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(f)	30,450	30,450
		96,010
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Virginia - 0.6%
Alexandria Redev. & Hsg. Auth. Multi-family Hsg. Rev. (Fairfield Village Square Proj.) Series A, 0.07% 12/5/14, LOC Fannie Mae, VRDN (b)(e)	$ 21,720	$ 21,720
Arlington County Indl. Dev. Auth. Multi-family Hsg. Rev. Series A, 0.06% 12/5/14, LOC Freddie Mac, VRDN (b)(e)	4,000	4,000
Fairfax County Indl. Dev. Auth.:
(Inova Health Sys. Proj.) Series 2005 A2, 0.05% 12/5/14, VRDN (b)	28,270	28,270
Participating VRDN Series MS 3309, 0.04% 12/5/14 (Liquidity Facility Cr. Suisse AG) (b)(f)	2,300	2,300
Hampton Indl. Dev. Auth. Exempt Facilities Rev. (U.S.A. Waste of Virginia Landfills, Inc. Proj.) Series 2000, 0.09% 12/5/14, LOC Wells Fargo Bank NA, VRDN (b)(e)	10,000	10,000
Hampton Redev. & Hsg. Auth. Multi-family Hsg. Rev. (Avalon Pointe Proj.) Series 1996, 0.07% 12/5/14, LOC Fannie Mae, VRDN (b)(e)	6,387	6,387
Hanover County Econ. Dev. Auth. Rev. (Bon Secours Health Sys. Proj.) Series 2008 D1, 0.05% 12/5/14, LOC Bank of New York, New York, VRDN (b)	1,000	1,000
Loudoun County Indl. Dev. Auth. (Howard Hughes Med. Institute Proj.) Series 2003 C, 0.04% 12/5/14, VRDN (b)	15,000	15,000
Newport News Indl. Dev. Auth. (CNU Warwick LLC Student Apts. Proj.) 0.11% 12/5/14, LOC Bank of America NA, VRDN (b)	3,530	3,530
Prince William County Indl. Dev. Auth. Sewage Disp. Facilities Rev. (Dale Svc. Corp. Proj.):
Series 2000, 0.09% 12/5/14, LOC Wells Fargo Bank NA, VRDN (b)(e)	3,240	3,240
Series 2001, 0.09% 12/5/14, LOC Wells Fargo Bank NA, VRDN (b)(e)	3,400	3,400
Series 2006, 0.09% 12/5/14, LOC Wells Fargo Bank NA, VRDN (b)(e)	4,200	4,200
Sussex County Indl. Dev. Auth. Solid Waste Disp. Rev. (Atlantic Waste Disp. Proj.) 0.06% 12/5/14, LOC JPMorgan Chase Bank, VRDN (b)(e)	10,000	10,000
Univ. of Virginia Gen. Rev. Participating VRDN Series EGL 14 0048, 0.02% 12/5/14 (Liquidity Facility Citibank NA) (b)(f)	18,290	18,290
Virginia Commonwealth Trans. Board Rev. Participating VRDN Series RBC O 67, 0.04% 12/5/14 (Liquidity Facility Royal Bank of Canada) (b)(f)	6,770	6,770
Virginia Pub. School Auth. Participating VRDN Series CTE 05 38, 0.04% 12/5/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(f)	17,955	17,955
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Virginia Resources Auth. Clean Wtr. Rev. Participating VRDN Series ROC II R 11923, 0.01% 12/5/14 (Liquidity Facility Citibank NA) (b)(f)	$ 3,700	$ 3,700
Virginia Small Bus. Fing. Auth. Health Care Facilities Rev. Participating VRDN Series Putters 3791Z, 0.05% 12/5/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	1,015	1,015
		160,777
Washington - 3.3%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN Series Putters 2866, 0.05% 12/5/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	8,280	8,280
Chelan County Pub. Util. District #1 Rev.:
Participating VRDN Series BC 11 20B, 0.07% 12/5/14 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	8,950	8,950
Series 2008 B, 0.04% 12/5/14 (Liquidity Facility MUFG Union Bank NA), VRDN (b)	12,000	12,000
King County Hsg. Auth. Rev. (Overlake TOD Hsg. Proj.) 0.07% 12/5/14, LOC Bank of America NA, VRDN (b)(e)	16,650	16,650
King County Swr. Rev. Participating VRDN:
Series EGL 14 0047, 0.02% 12/5/14 (Liquidity Facility Citibank NA) (b)(f)	14,775	14,775
Series Putters 3941, 0.05% 12/5/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	6,950	6,950
Series ROC II R 11962, 0.01% 12/5/14 (Liquidity Facility Citibank NA) (b)(f)	2,200	2,200
Port of Seattle Rev.:
Series 1997, 0.06% 12/5/14, LOC Bank of America NA, VRDN (b)(e)	108,830	108,830
Series 2008, 0.06% 12/5/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (b)(e)	128,715	128,715
Port of Vancouver Rev. (United Grain Corp. of Oregon Proj.) Series 2009, 0.07% 12/5/14, LOC Bank of America NA, VRDN (b)	25,000	25,000
Seattle Wtr. Sys. Rev. Participating VRDN Series MS 06 2170, 0.06% 12/5/14 (Liquidity Facility Wells Fargo & Co.) (b)(f)	2,530	2,530
Snohomish County Hsg. Auth. Hsg. Rev. (Ebey Arms Centerhouse Proj.) Series 2003, 0.06% 12/5/14, LOC Bank of America NA, VRDN (b)	7,755	7,755
Univ. of Washington Univ. Revs. Participating VRDN:
Series Solar 07 75, 0.04% 12/5/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(f)	37,625	37,625
Series Solar 07 94, 0.04% 12/5/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(f)	2,682	2,682
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series D, 0.08% 12/5/14, LOC JPMorgan Chase Bank, VRDN (b)(e)	$ 20,000	$ 20,000
Washington Gen. Oblig. Participating VRDN:
Series Clipper 05 39, 0.04% 12/5/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(f)	18,000	18,000
Series DB 599, 0.09% 12/5/14 (Liquidity Facility Deutsche Bank AG) (b)(f)	9,410	9,410
Series DB 606, 0.1% 12/5/14 (Liquidity Facility Deutsche Bank AG) (b)(f)	5,600	5,600
Series GS 06 7T, 0.04% 12/5/14 (Liquidity Facility Wells Fargo & Co.) (b)(f)	15,435	15,435
Series MS 33 864X, 0.05% 12/5/14 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)	2,500	2,500
Series Putters 3501Z, 0.05% 12/5/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	11,660	11,660
Series Putters 3539, 0.05% 12/5/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	10,000	10,000
Series Putters 3854, 0.05% 12/5/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,500	3,500
Series putters 4033, 0.05% 12/5/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,100	5,100
Series ROC 14090, 0.06% 12/5/14 (Liquidity Facility Citibank NA) (b)(f)	4,700	4,700
Series ROC II R 14074, 0.02% 12/5/14 (Liquidity Facility Citibank NA) (b)(f)	8,000	8,000
Series Solar 06 13, 0.04% 12/5/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(f)	41,700	41,700
Series WF 11-16C, 0.05% 12/5/14 (Liquidity Facility Wells Fargo Bank NA) (b)(f)	20,100	20,100
Washington Health Care Facilities Auth. Rev. Participating VRDN:
Series PT 4742, 0.04% 12/5/14 (Liquidity Facility Bank of America NA) (b)(f)	7,485	7,485
Series Putters 4480, 0.05% 12/5/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,345	5,345
Series Solar 07 66, 0.04% 12/5/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(f)	19,570	19,570
Washington Hsg. Fin. Commission Multi-family Hsg. Rev.:
(Affinity at Olympia Apts. Proj.) Series 2012 A, 0.07% 12/5/14, LOC Fed. Home Ln. Bank, San Francisco, VRDN (b)	8,350	8,350
(Avalon Ridge Apts. Proj.) Series 1999, 0.07% 12/5/14, LOC Fannie Mae, VRDN (b)(e)	18,500	18,500
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Hsg. Fin. Commission Multi-family Hsg. Rev.: - continued
(Ballard Landmark Inn Proj.) Series A, 0.08% 12/5/14, LOC Fed. Home Ln. Bank, San Francisco, VRDN (b)(e)	$ 27,290	$ 27,290
(Cedar Ridge Retirement Proj.) Series 2005 A, 0.08% 12/5/14, LOC Fed. Home Ln. Bank, San Francisco, VRDN (b)(e)	8,050	8,050
(Crestview Apts. Proj.) Series 2004, 0.07% 12/5/14, LOC Fannie Mae, VRDN (b)(e)	14,000	14,000
(Discovery Heights Apt. Proj.) Series 2010, 0.04% 12/5/14, LOC Freddie Mac, VRDN (b)	11,900	11,900
(Echo Lake Sr. Apts. Proj.) Series 2006, 0.07% 12/5/14, LOC Fannie Mae, VRDN (b)(e)	17,970	17,970
(Fairwinds Redmond Proj.) Series A, 0.08% 12/5/14, LOC Fed. Home Ln. Bank, San Francisco, VRDN (b)(e)	19,250	19,250
(Gardens Univ. Village Apt. Proj.) Series A, 0.06% 12/5/14, LOC Fannie Mae, VRDN (b)(e)	48,540	48,540
(Highland Park Apts. Proj.) Series A, 0.08% 12/5/14, LOC Fannie Mae, VRDN (b)(e)	9,040	9,040
(Interurban Sr. Living Apts. Proj.) Series 2012, 0.06% 12/5/14, LOC U.S. Bank NA, Cincinnati, VRDN (b)	6,300	6,300
(Merrill Gardens at Renton Centre Proj.) Series A, 0.07% 12/5/14, LOC Fannie Mae, VRDN (b)(e)	20,790	20,790
(Pinehurst Apts. Proj.) Series A, 0.08% 12/5/14, LOC Fannie Mae, VRDN (b)(e)	12,000	12,000
(Reserve at Renton Apts. Proj.) Series 2014, 0.06% 12/5/14, LOC Fed. Home Ln. Bank, San Francisco, VRDN (b)	4,000	4,000
(Silver Creek Apts. Proj.) Series A, 0.08% 12/5/14, LOC Fannie Mae, VRDN (b)(e)	12,250	12,250
(The Cambridge Apts. Proj.) Series 2009, 0.05% 12/5/14, LOC Fannie Mae, VRDN (b)	10,500	10,500
(The Lodge at Eagle Ridge Proj.) Series A, 0.08% 12/5/14, LOC Fed. Home Ln. Bank, San Francisco, VRDN (b)(e)	9,485	9,485
(The Vintage at Everett Sr. Living Proj.) Series 2004 A, 0.07% 12/5/14, LOC Fannie Mae, VRDN (b)(e)	15,750	15,750
(The Vintage at Richland Sr. Living Proj.) Series 2004 A, 0.08% 12/5/14, LOC Fannie Mae, VRDN (b)(e)	7,535	7,535
(Urban Ctr. Apts. Proj.) Series 2012, 0.06% 12/5/14, LOC JPMorgan Chase Bank, VRDN (b)	38,900	38,900
(Vintage Mount Vernon Proj.) Series A, 0.08% 12/5/14, LOC Fannie Mae, VRDN (b)(e)	7,500	7,500
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Hsg. Fin. Commission Multi-family Hsg. Rev.: - continued
(Washington Terrace Sr. Apts. Proj.) Series 2010, 0.05% 12/5/14, LOC Fannie Mae, VRDN (b)	$ 3,750	$ 3,750
(Willow Tree Grove Apts. Proj.) Series 2011, 0.04% 12/5/14, LOC Freddie Mac, VRDN (b)	4,745	4,745
		927,442
West Virginia - 0.8%
Harrison County Commission Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.08% 12/5/14, LOC Bank of America NA, VRDN (b)(e)	8,420	8,420
Marion County Solid Waste Disp. Rev. (Grant Town Cogeneration Proj.):
Series 1990 A, 0.04% 12/5/14, LOC Deutsche Bank AG, VRDN (b)(e)	8,700	8,700
Series 1990 B, 0.04% 12/5/14, LOC Deutsche Bank AG, VRDN (b)(e)	8,700	8,700
Series 1990 C, 0.04% 12/5/14, LOC Deutsche Bank AG, VRDN (b)(e)	4,400	4,400
Series 1990 D, 0.04% 12/5/14, LOC Deutsche Bank AG, VRDN (b)(e)	4,500	4,500
West Virginia Econ. Dev. Auth. Energy (Morgantown Energy Associates Proj.) Series 2011, 0.09% 12/5/14, LOC MUFG Union Bank NA, VRDN (b)(e)	44,600	44,600
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. - Amos Proj.):
Series 2008 B, 0.5% 12/5/14, LOC Mizuho Corporate Bank Ltd., VRDN (b)(e)	45,775	45,775
Series 2009 A, 0.04% 12/5/14, LOC Sumitomo Mitsui Banking Corp., VRDN (b)	25,775	25,775
Series 2009 B, 0.04% 12/5/14, LOC Sumitomo Mitsui Banking Corp., VRDN (b)	1,800	1,800
(Appalachian Pwr. Co. - Mountaineer Proj.) Series 2008 A, 0.04% 12/5/14, LOC Mizuho Corporate Bank Ltd., VRDN (b)(e)	59,700	59,700
West Virginia Hosp. Fin. Auth. Rev.:
(Charleston Area Med. Ctr., Inc. Proj.) Series 2008 A, 0.06% 12/5/14, LOC Branch Banking & Trust Co., VRDN (b)	6,400	6,400
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
West Virginia - continued
West Virginia Hosp. Fin. Auth. Rev.: - continued
(Pallottine Health Svcs. Proj.) 0.13% 12/5/14, LOC Fifth Third Bank, Cincinnati, VRDN (b)	$ 175	$ 175
Wood County Commission Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.08% 12/5/14, LOC Bank of America NA, VRDN (b)(e)	6,580	6,580
		225,525
Wisconsin - 0.5%
Appleton Redev. Auth. Rev. (Fox Cities Performing Arts Ctr. Proj.) Series 2001 B, 0.04% 12/5/14, LOC JPMorgan Chase Bank, VRDN (b)	20,700	20,700
Wisconsin Health & Edl. Facilities Participating VRDN Series MS 3337, 0.04% 12/5/14 (Liquidity Facility Cr. Suisse AG) (b)(f)	5,000	5,000
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Aurora Health Care, Inc. Proj.) Series 1999 C, 0.03% 12/5/14, LOC JPMorgan Chase Bank, VRDN (b)	40,000	40,000
(Oakwood Village Proj.) Series 2005, 0.04% 12/5/14, LOC BMO Harris Bank NA, VRDN (b)	20,440	20,440
(Wausau Hosp., Inc. Proj.) Series 1998 B, 0.04% 12/5/14, LOC JPMorgan Chase Bank, VRDN (b)	8,745	8,745
Participating VRDN Series Floaters 3184, 0.05% 12/5/14 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)	11,860	11,860
Series 2003 B, 0.04% 12/5/14, LOC U.S. Bank NA, Cincinnati, VRDN (b)	4,400	4,400
Wisconsin Hsg. and Econ. Dev. Auth. Multi-family Hsg. Rev.:
Series 2007 A, 0.06% 12/5/14 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(e)	6,980	6,980
Series 2008 A, 0.04% 12/5/14 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)	10,400	10,400
		128,525
Wyoming - 0.1%
Converse County Envir. Impt. Rev. Series 1995, 0.25% 12/5/14, VRDN (b)(e)	1,200	1,200
Laramie County Indl. Dev. Rev. (Cheyenne Lt., Fuel & Pwr. Co. Proj.) Series 2009 A, 0.09% 12/5/14, LOC Wells Fargo Bank NA, VRDN (b)(e)	5,000	5,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Wyoming - continued
Lincoln County Envir. (PacifiCorp Proj.) Series 1995, 0.2% 12/5/14, VRDN (b)(e)	$ 19,500	$ 19,500
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1984, 0.2% 12/1/14, VRDN (b)	6,700	6,700
		32,400
TOTAL VARIABLE RATE DEMAND NOTE (Cost $16,271,536)		16,271,536
Other Municipal Debt - 33.0%

Alabama - 0.1%
Alabama Pub. School & College Auth. Rev. Bonds:
Series 2007, 3.5% 12/1/14	24,700	24,700
Series 2012 B, 4% 3/1/15	3,915	3,953
		28,653
Alaska - 0.1%
Alaska Gen. Oblig. Bonds Series 2012 A, 4% 8/1/15	5,500	5,641
Anchorage Gen. Oblig.:
Bonds:
Series A, 1.25% 9/1/15	1,655	1,669
Series D, 1.25% 9/1/15	7,200	7,260
Series A1, 0.08% 3/17/15, LOC Wells Fargo Bank NA, CP	5,500	5,500
North Slope Borough Gen. Oblig. Bonds:
Series 2011 A, 4% 6/30/15	3,000	3,068
Series 2011 B, 5% 6/30/15	7,000	7,197
Series 2014 A, 2% 6/30/15	12,000	12,130
		42,465
Arizona - 0.4%
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev.:
Series 2012 A, 0.06% 12/17/14, LOC Royal Bank of Canada, CP	35,000	35,000
Series 2012 B, 0.13% 12/10/14, LOC Wells Fargo Bank NA, CP	46,900	46,900
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series C:
0.09% 3/18/15, CP	15,300	15,300
0.1% 12/1/14, CP	6,900	6,900
		104,100
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
California - 5.6%
California Gen. Oblig.:
RAN 1.5% 6/22/15	$ 974,400	$ 981,854
Series 2011 A2:
0.06% 12/4/14, LOC Royal Bank of Canada, CP	16,700	16,700
0.06% 12/16/14, LOC Royal Bank of Canada, CP	12,500	12,500
Los Angeles Cmnty. College District Bonds Series WF 11 36C, 0.15%, tender 7/9/15 (Liquidity Facility Wells Fargo Bank NA) (b)(f)(g)	4,840	4,840
Los Angeles County Gen. Oblig. TRAN 1.5% 6/30/15	147,800	148,977
Los Angeles Dept. of Wtr. & Pwr. Rev.:
0.08% 12/4/14 (Liquidity Facility Wells Fargo Bank NA), CP	12,900	12,900
0.1% 12/22/14 (Liquidity Facility Wells Fargo Bank NA), CP	10,700	10,700
Los Angeles Gen. Oblig. TRAN 1.5% 6/25/15	356,500	359,291
Newport Mesa Unified School District Bonds Series WF 11 70Z, 0.14%, tender 7/9/15 (Liquidity Facility Wells Fargo Bank NA) (b)(f)(g)	15,030	15,030
San Bernardino County Gen. Oblig. TRAN 2% 6/30/15	18,400	18,600
San Diego Unified School District TRAN Series A, 1.5% 6/30/15	10,500	10,584
		1,591,976
Colorado - 0.6%
Colorado Ed. Ln. Prog. TRAN Series 2014 A, 1% 6/29/15	101,500	102,016
Colorado Gen. Fdg. Rev. TRAN Series A, 1.5% 6/26/15	48,300	48,678
Colorado Health Facilities Auth. Rev. Bonds Series 2009 A, 5% 7/1/15	6,300	6,476
		157,170
Connecticut - 1.2%
Bridgeport Gen. Oblig. TAN Series 2014 B, 2% 2/19/15	7,000	7,029
Connecticut Gen. Oblig. Bonds:
(Econ. Recovery Proj.) Series 2009 A, 5% 1/1/15	9,800	9,841
Series 2005 C, 5% 6/1/15	1,250	1,280
Series 2007 C, 5% 6/1/15	1,000	1,024
Series 2012 C, 4% 6/1/15	19,055	19,424
Series 2014 C:
1% 12/15/14	14,900	14,905
2% 6/15/15	43,700	44,139
Series 2014 E, 2% 9/1/15	15,000	15,210
Connecticut Health & Edl. Facilities Auth. Rev. Bonds (Yale Univ. Proj.) Series S2, 0.07% tender 1/9/15, CP mode	14,200	14,200
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Connecticut - continued
Fairfield Gen. Oblig. BAN 1% 7/17/15	$ 7,015	$ 7,053
Guilford Gen. Oblig. BAN 1% 8/11/15	16,400	16,499
Hartford County Metropolitan District Gen. Oblig. BAN:
Series F, 1.125% 12/5/14	15,900	15,902
0.5% 3/23/15 (a)	5,400	5,407
1% 12/5/14	72,800	72,807
1% 3/23/15	65,855	66,030
Univ. of Connecticut Gen. Oblig. Bonds Series 2014 A, 2% 2/15/15	22,355	22,442
		333,192
Delaware - 0.1%
Delaware Gen. Oblig. Bonds:
Series 2009 C, 5% 10/1/15	8,000	8,323
Series 2011, 5% 7/1/15	2,400	2,468
Series 2014 B, 3% 7/1/15	11,845	12,045
5% 3/1/15	4,410	4,463
		27,299
District Of Columbia - 0.5%
District of Columbia Gen. Oblig. Bonds Series 2013 A, 4% 6/1/15	11,675	11,899
District of Columbia Income Tax Rev. Bonds Series 0209 B, 5% 12/1/14	2,975	2,975
District of Columbia Rev. Bonds Series 2000, 0.08% tender 12/4/14, LOC JPMorgan Chase Bank, CP mode	64,000	64,000
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series B, 0.09% 12/8/14, LOC JPMorgan Chase Bank, CP	6,000	6,000
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Series 1:
0.09% 12/5/14, LOC JPMorgan Chase Bank, CP	37,255	37,255
0.09% 4/6/15, LOC JPMorgan Chase Bank, CP	17,100	17,100
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 2A, 0.06% 12/3/14, LOC Sumitomo Mitsui Banking Corp., CP	14,600	14,600
		153,829
Florida - 2.5%
Alachua County Health Facilities Auth. Health Facilities Rev. Bonds (Shands Teaching Hosp. & Clinics, Inc. Proj.) Series 2008 A, 0.09% tender 2/2/15, LOC Bank of America NA, CP mode	21,400	21,400
Charlotte County School District TAN 0.75% 3/31/15	11,800	11,825
Florida Board of Ed. Lottery Rev. Bonds Series 2005 A, 5.25% 7/1/15	2,655	2,733
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Board of Ed. Pub. Ed. Cap. Outlay Bonds:
Series 2005 A, 5% 6/1/15	$ 8,865	$ 9,080
Series 2012 A, 5% 6/1/15	27,220	27,885
Series 2012 D, 5% 6/1/15	5,000	5,122
Series 2013 C, 5% 6/1/15	8,265	8,467
Florida Local Govt. Fin. Cmnty. Series 2011 A1:
0.07% 12/2/14, LOC JPMorgan Chase Bank, CP	19,100	19,100
0.07% 12/2/14, LOC JPMorgan Chase Bank, CP	4,100	4,100
0.08% 1/6/15, LOC JPMorgan Chase Bank, CP	29,456	29,456
Hillsborough County Cap. Impt. Prog. Rev. Series A:
0.08% 12/18/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	14,738	14,738
0.09% 12/4/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	7,000	7,000
0.1% 12/4/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	22,600	22,600
0.1% 1/22/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	17,200	17,200
0.11% 2/26/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	20,400	20,400
Jacksonville Elec. Auth. Elec. Sys. Rev. Series C1, 0.08% 12/2/14, CP	28,000	28,000
Jacksonville Gen. Oblig. Series 2004 A:
0.06% 12/1/14, LOC Barclays Bank PLC, CP	19,185	19,185
0.09% 12/1/14, LOC Barclays Bank PLC, CP	16,525	16,525
JEA Saint Johns River Pwr. Park Sys. Rev. Bonds Series 23, 5% 10/1/15	1,350	1,404
Miami-Dade County School District TAN Series 2014, 1% 2/24/15	229,900	230,384
Orlando Utils. Commission Util. Sys. Rev. Bonds Series 2011 A, 0.15%, tender 6/26/15 (b)	14,500	14,500
Palm Beach County School District TAN 1.25% 1/30/15	55,500	55,606
Pinellas County School District TAN 0.75% 6/30/15	61,600	61,825
Polk County Indl. Dev. Auth. Health Sys. Rev. Bonds:
Series 2014 A, 0.12%, tender 6/26/15 (b)	17,000	17,000
Series 2014 A1, 0.12%, tender 6/26/15 (b)	3,300	3,300
St. Lucie School District TAN Series 2014, 1.5% 3/1/15	18,500	18,565
Tampa Health Sys. Rev. Bonds Series 2012 B, 0.12%, tender 6/26/15 (b)	14,515	14,515
		701,915
Georgia - 0.4%
Atlanta Arpt. Rev. Bonds 2% 1/1/15 (e)	17,080	17,106
Georgia Gen. Oblig. Bonds:
Series 1997 A, 6% 4/1/15	5,000	5,097
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Georgia Gen. Oblig. Bonds: - continued
Series 2008 B, 5% 7/1/15	$ 2,000	$ 2,056
Series 2009 E, 5% 7/1/15	1,150	1,182
Series 2011 E2, 4.5% 9/1/15	3,000	3,098
Series 2013 D, 5% 2/1/15	2,000	2,016
Series 2014 A, 5% 2/1/15	24,355	24,556
4% 1/1/15	1,000	1,003
Georgia Muni. Elec. Auth. Pwr. Rev.:
Bonds (Gen. Resolution Proj.) Series 1985A, 0.09% tender 12/9/14, LOC Barclays Bank PLC, CP mode	15,800	15,800
Series B, 0.06% 12/3/14, LOC TD Banknorth, NA, CP	41,722	41,722
Private Colleges & Univs. Auth. Rev. Bonds Series WF 11 32C, 0.21%, tender 7/9/15 (Liquidity Facility Wells Fargo Bank NA) (b)(f)(g)	5,800	5,800
		119,436
Hawaii - 0.2%
Hawaii Gen. Oblig. Bonds:
Series 2005 DG, 5% 7/1/15	3,690	3,795
Series 2007 DJ, 5% 4/1/15	8,065	8,195
Series 2009 DQ, 5% 6/1/15	7,500	7,682
Series 2013 EJ, 5% 8/1/15	3,950	4,078
Series DR, 5% 6/1/15	17,100	17,517
5.75% 2/1/15	9,300	9,388
		50,655
Idaho - 0.1%
Idaho Gen. Oblig. TAN 2% 6/30/15	11,900	12,030
Idaho Health Facilities Auth. Hosp. Rev. Bonds Series 2013 ID, 0.11%, tender 6/26/15 (b)	13,000	13,000
		25,030
Illinois - 0.8%
Chicago Metropolitan Wtr. Reclamation District Greater Chicago Bonds Series Solar 06 75, 0.11%, tender 2/19/15 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(f)(g)	19,740	19,740
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2011 B1, 0.13% 5/6/15, LOC Wells Fargo Bank NA, CP (e)	8,500	8,500
Series 2011 B2, 0.12% 5/6/15, LOC Wells Fargo Bank NA, CP	4,723	4,723
Series 2011 D1, 0.13% 1/22/15, LOC BMO Harris Bank NA, CP (e)	8,628	8,628
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
DuPage County Gen. Oblig. Bonds Series Merlots 00 A9, 0.15%, tender 7/8/15 (Liquidity Facility Wells Fargo Bank NA) (b)(f)(g)	$ 8,655	$ 8,655
Illinois Fin. Auth. Ed. Rev.:
Series L, 0.06% 12/2/14, LOC PNC Bank NA, CP	25,340	25,340
0.09% 1/14/15, LOC PNC Bank NA, CP	25,300	25,300
Illinois Fin. Auth. Rev. Bonds:
(Advocate Health Care Network Proj.) Series 2011 B, 0.16%, tender 6/26/15 (b)	11,700	11,700
(Hosp. Sister Svcs. Proj.):
Series 2012 H:
0.08% tender 1/16/15, CP mode	17,100	17,100
0.08% tender 2/2/15, CP mode	10,885	10,885
0.09% tender 12/3/14, CP mode	16,900	16,900
Series 2012 I:
0.07% tender 12/1/14, CP mode	13,260	13,260
0.08% tender 2/5/15, CP mode	17,400	17,400
0.09% tender 12/3/14, CP mode	20,000	20,000
Illinois Health Facilities Auth. Rev. Bonds Series 2003 C, 0.17%, tender 5/1/15 (b)	4,830	4,830
Illinois Unemployment Ins. Fund Bldg. Receipts Bonds Series 2012 A, 5% 6/15/15	21,660	22,227
		235,188
Indiana - 0.6%
Indiana Fin. Auth. Rev. Bonds:
(Trinity Health Sys. Proj.) Series 2008 D2:
0.06% tender 12/9/14, CP mode	87,345	87,345
0.09% tender 12/1/14, CP mode	35,600	35,600
2% 2/1/15	9,288	9,317
2% 2/1/15	400	401
Indianapolis Gas Util. Sys. Rev. 0.08% 12/4/14, LOC JPMorgan Chase Bank, CP	34,200	34,200
		166,863
Kansas - 0.0%
City of Lawrence Kansas Gen. Oblig. BAN Series 2014 l, 5% 5/1/15	2,265	2,311
Kentucky - 0.2%
Jefferson County Poll. Cont. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2002 A2, 0.32% tender 12/15/14, CP mode (e)	35,000	35,000
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Kentucky - continued
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 0.23% tender 1/8/15, CP mode	$ 9,400	$ 9,400
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.):
Series 2001 A, 0.23% tender 12/15/14, CP mode	12,000	12,000
Series 2001 B, 0.32% tender 12/15/14, CP mode (e)	1,600	1,600
		58,000
Maine - 0.0%
Maine Gen. Oblig. Bonds Series 2011 B, 5% 6/1/15	7,340	7,519
Maryland - 0.9%
Anne Arundel County Gen. Oblig. Bonds:
Series 2013, 5% 4/1/15	6,300	6,403
5% 4/1/15	7,615	7,738
5% 4/1/15	2,640	2,682
Baltimore County Gen. Oblig.:
0.06% 12/3/14 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	34,800	34,800
0.08% 12/4/14 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	44,400	44,400
0.08% 1/15/15 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	34,200	34,200
0.08% 1/15/15 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	21,500	21,500
Maryland Gen. Oblig. Bonds:
Series 2008 2, 5% 7/15/15	2,750	2,833
Series 2012 B, 5% 3/15/15	18,000	18,250
Series 2014 C, 5% 8/1/15	5,000	5,162
Montgomery County Gen. Oblig. Bonds:
Series 2011 A:
5% 7/1/15	5,000	5,142
5% 7/1/15	6,000	6,170
Series 2013 MD, 0.08%, tender 3/2/15 (b)	34,200	34,200
Series 2014 A, 5% 11/1/15	12,500	13,054
Washington Suburban San. District Bonds:
Series 2014 2, 2% 6/1/15 (a)	4,605	4,648
5% 6/1/15	7,500	7,683
		248,865
Massachusetts - 0.5%
Massachusetts Dev. Fin. Agcy. Electrical Utils. Rev. Bonds (Nantucket Elec. Co. Proj.) 0.32% tender 12/12/14 (Massachusetts Elec. Co. Guaranteed), CP mode (e)	1,000	1,000
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Gen. Oblig. RAN Series 2014 A, 1.5% 4/23/15	$ 83,300	$ 83,760
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992, 0.25% tender 12/12/14, CP mode	13,800	13,800
Series 1993 A, 0.25% tender 12/12/14, CP mode	8,600	8,600
Series 1993 B:
0.35% tender 12/5/14, CP mode	15,000	15,000
0.36% tender 12/12/14, CP mode	8,800	8,800
Massachusetts State Dev. Fin. Agcy. Elec. Util. Rev. Bonds (Nantucket Elec. Co. Proj.) Series 2007, 0.32% tender 12/15/14, CP mode (e)	8,450	8,450
		139,410
Michigan - 0.9%
Michigan Bldg. Auth. Rev. Series 6, 0.07% 12/11/14, LOC State Street Bank & Trust Co., Boston, LOC U.S. Bank NA, Cincinnati, CP	68,900	68,900
Michigan Fin. Auth. Rev. Bonds Series 2013 M1, 0.08%, tender 3/2/15 (b)	31,940	31,940
Michigan Hosp. Fin. Auth. Rev. Bonds:
(Ascension Health Cr. Group Proj.) Series 1999 B4, 0.9%, tender 3/16/15 (b)	1,405	1,408
(Trinity Health Sys. Proj.) Series 2008 C:
0.06% tender 12/1/14, CP mode	20,900	20,900
0.06% tender 12/2/14, CP mode	16,600	16,600
0.06% tender 12/3/14, CP mode	22,200	22,200
0.07% tender 2/5/15, CP mode	36,200	36,200
0.09% tender 12/3/14, CP mode	17,100	17,100
Michigan State Univ. Revs. Bonds Series WF 11 33 C, 0.15%, tender 7/9/15 (Liquidity Facility Wells Fargo Bank NA) (b)(f)(g)	3,000	3,000
Univ. of Michigan Rev.:
Bonds Series 2009 B, 0.05% tender 12/2/14, CP mode	14,200	14,200
Series J1, 0.06% 12/17/14, CP	15,800	15,800
		248,248
Minnesota - 0.4%
Minneapolis Gen. Oblig. Bonds:
Series 2011, 3% 12/1/14	7,675	7,675
Series 2013, 2% 12/1/14	2,080	2,080
Minnesota Gen. Oblig. Bonds:
Series 2007, 5% 8/1/15	11,000	11,356
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
Minnesota Gen. Oblig. Bonds: - continued
Series 2010 D, 5% 8/1/15	$ 6,275	$ 6,478
Series 2014 B, 4% 8/1/15	7,200	7,385
Series 2014 E, 1% 8/1/15	1,505	1,514
5% 8/1/15	4,920	5,079
5% 8/1/15 (Escrowed to Maturity)	80	83
Univ. of Minnesota Gen. Oblig.:
Series 2007 B, 0.08% 12/4/14, CP	13,700	13,700
Series 2009 D, 0.08% 12/3/14, CP	7,700	7,700
Univ. of Minnesota Rev. Series 2005 A:
0.06% 12/2/14, CP	8,000	8,000
0.07% 1/16/15, CP	25,300	25,300
0.07% 2/3/15, CP	18,590	18,590
		114,940
Mississippi - 0.0%
Mississippi Gen. Oblig. Bonds Series 2007 B, 5% 12/1/14	4,750	4,750
Missouri - 0.1%
Curators of the Univ. of Missouri Series A, 0.05% 12/2/14, CP	6,000	6,000
Missouri Health & Edl. Facilities Bonds (BJC Health Sys. Proj.) Series 2013 C, 0.11%, tender 6/26/15 (b)	13,600	13,600
		19,600
Nebraska - 0.5%
Nebraska Pub. Pwr. District Rev.:
Bonds:
Series 2008 B, 5% 1/1/15	950	954
Series 2013 A, 5% 1/1/15	1,190	1,195
Series A:
0.08% 12/4/14, CP	16,400	16,400
0.08% 12/10/14, CP	16,400	16,400
0.08% 2/2/15, CP	5,700	5,700
0.08% 2/9/15, CP	16,400	16,400
0.08% 2/18/15, CP	16,800	16,800
Omaha Pub. Pwr. District Elec. Rev.:
Bonds Series 2011 A:
4% 2/1/15	4,393	4,421
5% 2/1/15	1,350	1,361
Series A:
0.08% 12/1/14, CP	6,000	6,000
0.09% 3/2/15, CP	7,150	7,150
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Nebraska - continued
Omaha Pub. Pwr. District Elec. Rev.: - continued
Series A:
0.09% 3/5/15, CP	$ 13,500	$ 13,500
0.09% 3/9/15, CP	5,200	5,200
0.09% 3/10/15, CP	7,500	7,500
0.09% 3/18/15, CP	15,000	15,000
0.1% 3/4/15, CP	7,000	7,000
		140,981
Nevada - 0.3%
Clark County School District Bonds:
Series 1998 A, 5.5% 6/15/15	1,175	1,208
Series 2005 A, 5.25% 6/15/15	4,475	4,596
Series 2006 A, 5% 6/15/15	7,800	8,001
Series 2007 C, 5% 6/15/15	8,625	8,850
Series 2011 A, 5% 6/15/15	8,780	9,010
Series 2012 A, 5% 6/15/15	2,465	2,529
Series 2013 B, 5% 6/15/15	2,000	2,052
Nevada Unemployment Compensation Fund Spl. Rev. Bonds Series 2013:
2% 12/1/14	9,950	9,950
4% 6/1/15	4,550	4,638
Truckee Meadows Wtr. Auth. Wtr. Rev.:
Series 2006 A, 0.09% 3/5/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	13,200	13,200
Series 2006 B, 0.1% 12/1/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	23,200	23,200
		87,234
New Hampshire - 0.3%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1990 A1, 0.32% tender 12/15/14, CP mode (e)	31,300	31,300
Series 1990 A2:
0.32% tender 12/4/14, CP mode (e)	2,000	2,000
0.32% tender 12/11/14, CP mode (e)	8,300	8,300
0.32% tender 12/12/14, CP mode (e)	25,800	25,800
Series 1990 B, 0.35% tender 12/5/14, CP mode	19,100	19,100
		86,500
New Jersey - 1.4%
Hamilton Township Mercer County BAN Series 2014 B, 1% 6/11/15	20,100	20,186
Hoboken Gen. Oblig. BAN Series 2014 A, 1% 3/18/15	12,924	12,956
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
JPMorgan Chase:
Bonds:
Series Putters 4465, 0.1%, tender 1/22/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	$ 145,095	$ 145,095
Series Putters 4466, 0.13%, tender 12/11/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	82,705	82,705
NA Letter of Credit Bonds:
Series Putters 4460, 0.12%, tender 4/2/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	69,900	69,900
Series Putters 4461, 0.1%, tender 1/8/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	28,000	28,000
North Brunswick Township Gen. Oblig. BAN Series 2014, 1% 8/3/15	10,811	10,874
Parsippany Troy Hills Township Gen. Oblig. BAN 1.25% 9/25/15	9,182	9,262
Passaic County Gen. Oblig. BAN Series 2013 A, 1.25% 12/19/14	15,669	15,677
		394,655
New Mexico - 0.0%
New Mexico Gen. Oblig. Bonds:
Series 2013, 2% 3/1/15	4,690	4,712
5% 3/1/15	4,000	4,049
New Mexico Severance Tax Rev. Bonds Series 2014 A, 2% 7/1/15	3,750	3,790
		12,551
New York - 0.8%
JPMorgan Chase Bonds Series Putters 4410, 0.09%, tender 1/8/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	23,995	23,995
New York City Gen. Oblig. Bonds:
Series 1994 H4, 5% 8/1/15	2,115	2,184
Series 2005 G, 5% 8/1/15	1,635	1,688
Series 2010 E, 5% 8/1/15	7,680	7,928
Series 2012 F, 5% 8/1/15	1,000	1,032
Series 2012 I, 4% 8/1/15	1,000	1,026
Series 2012 l, 5% 8/1/15	5,400	5,575
Series 2013 F, 2% 8/1/15	1,000	1,012
Series 2013 J, 5% 8/1/15	8,340	8,610
Series 2014 B, 5% 8/1/15	4,500	4,645
Series 2014 E, 5% 8/1/15	5,515	5,693
Series G, 5% 8/1/15	3,000	3,097
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Transitional Fin. Auth. Rev. Bonds:
Series 2013 D, 5% 11/1/15	$ 4,655	$ 4,861
5% 11/1/15	5,455	5,697
5% 11/1/15	5,845	6,104
New York Dorm. Auth. Personal Income Tax Rev. Bonds Series 2011 E, 5% 8/15/15	1,800	1,862
New York Dorm. Auth. Revs. Bonds 5% 8/15/15	7,055	7,298
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Bonds (New York City Muni. Wtr. Fin. Auth. Projs.) Series 2012 A, 4% 6/15/15	6,000	6,126
New York Metropolitan Trans. Auth. Rev.:
Series 2B, 0.08% 2/11/15, LOC Barclays Bank PLC, CP	53,400	53,400
Series 2D:
0.09% 2/6/15, LOC Citibank NA, CP	34,500	34,500
0.1% 12/8/14, LOC Citibank NA, CP	16,100	16,100
New York State Envir. Facilities Corp. Rev. Bonds Series 2011 A, 4% 8/15/15	2,730	2,804
New York State Gen. Oblig. Bonds Series 2011 C, 4% 9/1/15	2,025	2,083
Tobacco Settlement Fing. Corp. Bonds Series 2011, 5% 6/1/15	10,000	10,243
		217,563
North Carolina - 0.4%
Board of Governors of the Univ. of North Carolina Series D:
0.06% 12/3/14, CP	5,000	5,000
0.08% 12/4/14, CP	5,000	5,000
0.09% 2/4/15, CP	8,500	8,500
Charlotte Ctfs. of Prtn. Bonds 5% 12/1/14	5,095	5,095
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Bonds:
Series 2012 A, 2% 1/1/15	5,235	5,243
Series 2012 B, 5% 1/1/15	9,450	9,489
Series A, 5% 1/1/15	9,890	9,931
North Carolina Gen. Oblig. Bonds:
Series 2005 B, 5% 4/1/15	4,000	4,064
Series 2010 A, 5% 5/1/15	8,035	8,196
Series 2010 B, 5% 6/1/15	7,000	7,171
Series 2013 C, 3.5% 5/1/15	1,310	1,328
Series 2014 A, 5% 6/1/15	5,000	5,122
North Carolina Ltd. Oblig. Bonds Series 2013 A, 5% 5/1/15	8,255	8,422
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Bonds:
Series 1998 A, 5.5% 1/1/15	4,750	4,771
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Bonds: - continued
Series 2008 A, 5.25% 1/1/15	$ 5,410	$ 5,433
Series 2012 A:
3% 1/1/15	2,000	2,005
5% 1/1/15	7,150	7,179
Wake County Gen. Oblig. Bonds Series 2007, 5% 3/1/15	1,000	1,012
		102,961
Ohio - 0.5%
Delaware Gen. Oblig. BAN 1% 4/22/15	2,085	2,092
Ohio Gen. Oblig. Bonds Series 2014 R, 4% 5/1/15	4,105	4,171
Ohio Higher Edl. Facility Commission Rev. Bonds (The Cleveland Clinic Foundation Proj.):
Series 2008 B5:
0.09% tender 12/2/14, CP mode	25,850	25,850
0.1% tender 2/4/15, CP mode	23,150	23,150
0.1% tender 5/20/15, CP mode	3,200	3,200
Series 2008 B6:
0.1% tender 3/5/15, CP mode	13,800	13,800
0.1% tender 4/6/15, CP mode	22,400	22,400
0.1% tender 5/6/15, CP mode	13,000	13,000
0.1% tender 5/20/15, CP mode	17,200	17,200
Univ. of Cincinnati Gen. Receipts BAN Series 2014 A, 1% 5/8/15	11,100	11,141
		136,004
Oklahoma - 0.2%
Oklahoma City Wtr. Utils. Trust Wtr. and Swr. Rev. Series A:
0.07% 12/4/14, LOC State Street Bank & Trust Co., Boston, CP	20,100	20,100
0.07% 12/11/14, LOC State Street Bank & Trust Co., Boston, CP	2,500	2,500
0.07% 12/11/14, LOC State Street Bank & Trust Co., Boston, CP	1,000	1,000
0.08% 12/8/14, LOC State Street Bank & Trust Co., Boston, CP	3,000	3,000
0.08% 2/4/15, LOC State Street Bank & Trust Co., Boston, CP	2,000	2,000
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Oklahoma - continued
Oklahoma City Wtr. Utils. Trust Wtr. and Swr. Rev. Series A: - continued
Series A,
0.09% 12/8/14, LOC State Street Bank & Trust Co., Boston, CP	$ 16,100	$ 16,100
0.09% 12/11/14, LOC State Street Bank & Trust Co., Boston, CP	500	500
		45,200
Oregon - 0.7%
Oregon Gen. Oblig.:
Bonds Series WF11 57 C, 0.14%, tender 7/9/15 (Liquidity Facility Wells Fargo Bank NA) (b)(f)(g)	10,800	10,800
TAN Series 2014 A, 2% 6/15/15	171,700	173,430
Portland Gen. Oblig. TAN Series 2014, 1.75% 6/24/15	9,400	9,486
Portland Wtr. Sys. Rev. Bonds Series 2013 A, 5% 10/1/15	2,970	3,090
		196,806
Pennsylvania - 0.1%
Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Bonds Series 2012 A, 4% 7/1/15	2,800	2,863
Pennsylvania Gen. Oblig. Bonds:
Series 2014 1, 5% 6/15/15	2,185	2,242
Series 2014, 5% 7/1/15	1,500	1,543
Philadelphia Gen. Oblig. TRAN Series A, 1% 6/30/15	17,100	17,186
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed. BAN Series 2014, 2% 7/22/15	13,100	13,257
		37,091
South Carolina - 0.7%
Charleston County School District TAN 1.25% 4/1/15	36,900	37,042
Greenville County School District Bonds Series 2014 C, 1% 6/1/15	18,600	18,682
Oconee County School District Bonds Series 2014 A, 2% 3/1/15 (South Carolina School District Cr. Enhancement Prog. Guaranteed)	5,525	5,550
South Carolina Assoc. of Governmental Organizations Ctfs. of Prtn. Bonds Series 2014 C, 1.25% 3/2/15 (South Carolina School District Cr. Enhancement Prog. Guaranteed)	104,200	104,503
South Carolina Gen. Oblig. Bonds:
Series 2010 A, 4% 6/1/15	4,600	4,688
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
South Carolina Gen. Oblig. Bonds: - continued
Series 2011 A:
5% 3/1/15	$ 23,990	$ 24,280
5% 3/1/15	1,720	1,741
		196,486
Tennessee - 0.0%
Memphis Elec. Sys. Rev. Bonds 5% 12/1/14	7,315	7,315
Texas - 8.1%
Porte Independent School District Bonds Series 2014, 2% 2/15/15 (Permanent School Fund of Texas Guaranteed)	6,940	6,967
Alief Independent School District Bonds Series 2013 A, 5% 2/15/15 (Permanent School Fund of Texas Guaranteed)	4,530	4,575
Austin Elec. Util. Sys. Rev. Series A:
0.08% 12/4/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	46,500	46,500
0.09% 3/2/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	8,500	8,500
0.09% 3/18/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	8,000	8,000
Board of Regents of The Texas A&M Univ. Sys. Permanent Univ. Fund Bonds:
Series 2013, 5% 7/1/15	3,900	4,011
Series WF 10 53C, 0.14%, tender 7/9/15 (Liquidity Facility Wells Fargo Bank NA) (b)(f)(g)	5,550	5,550
Brownsville Util. Sys. Rev.:
Series A, 0.1% 2/10/15, LOC Bank of Montreal Chicago CD Prog., CP	5,000	5,000
Series A, 0.11% 2/10/15, LOC Bank of Montreal Chicago CD Prog., CP	4,000	4,000
Carrollton-Farmers Branch Independent School District Bonds Series 2010, 5% 2/15/15 (Permanent School Fund of Texas Guaranteed)	3,500	3,535
Dallas Independent School District Bonds Series 2010, 5% 2/15/15 (Permanent School Fund of Texas Guaranteed)	3,000	3,030
Harris County Gen. Oblig.:
Series A1:
0.09% 2/17/15 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	1,950	1,950
0.1% 12/1/14 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	22,765	22,765
Series D, 0.1% 2/18/15 (Liquidity Facility JPMorgan Chase Bank), CP	4,650	4,650
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Harris County Gen. Oblig.: - continued
TAN Series 2014:
1% 2/27/15	$ 92,500	$ 92,703
2% 2/27/15	9,300	9,343
0.1% 3/18/15 (Liquidity Facility JPMorgan Chase Bank), CP	19,535	19,535
Harris County Metropolitan Trans. Auth.:
Series A1:
0.08% 12/4/14 (Liquidity Facility JPMorgan Chase Bank), CP	62,700	62,700
0.14% 12/10/14 (Liquidity Facility JPMorgan Chase Bank), CP	10,000	10,000
Series A3, 0.14% 12/10/14 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	4,000	4,000
Houston Arpt. Sys. Rev. Series A:
0.12% 2/11/15, LOC Royal Bank of Canada, CP (e)	4,500	4,500
0.13% 2/11/15, LOC Royal Bank of Canada, CP (e)	15,000	15,000
Houston Gen. Oblig.:
Bonds Series 2010 A, 5% 3/1/15	3,150	3,188
TRAN:
Series 2014, 1% 6/30/15	9,300	9,348
5% 6/30/15	5,000	5,141
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Series A:
0.08% 12/16/14, CP	2,300	2,300
0.1% 12/10/14, CP	4,550	4,550
Houston Util. Sys. Rev. Bonds Series 2011 E, 5% 11/15/15	3,000	3,138
Karnes City Independent School District Bonds Series 2014, 1% 8/15/15 (Permanent School Fund of Texas Guaranteed)	7,365	7,410
Lower Colorado River Auth. Rev.:
Bonds 5% 5/15/15	2,340	2,391
Series A:
0.08% 1/15/15, LOC JPMorgan Chase Bank, CP	34,800	34,800
0.08% 2/2/15, LOC JPMorgan Chase Bank, CP	20,500	20,500
0.06% 12/3/14, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	45,600	45,600
0.08% 2/4/15, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	30,600	30,600
0.08% 2/4/15, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	12,900	12,900
0.09% 12/3/14, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	9,800	9,800
0.09% 12/3/14, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	11,600	11,600
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Lower Colorado River Auth. Rev.: - continued
0.1% 12/1/14, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	$ 16,000	$ 16,000
North Texas Tollway Auth. Rev. Bonds Series 2009 D:
0.07% tender 1/6/15, LOC JPMorgan Chase Bank, CP mode	21,600	21,600
0.07% tender 1/7/15, LOC JPMorgan Chase Bank, CP mode	32,100	32,100
Northside Independent School District Bonds Series 2010, 3% 2/15/15 (Permanent School Fund of Texas Guaranteed)	2,135	2,148
Plano Independent School District Bonds Series 2010, 5% 2/15/15 (Permanent School Fund of Texas Guaranteed)	2,500	2,525
Richardson Independent School District Bonds Series 2014 A, 2% 2/15/15 (Permanent School Fund of Texas Guaranteed)	2,385	2,394
Spring Branch Independent School District Bonds Series 2005, 5% 2/1/15 (Permanent School Fund of Texas Guaranteed)	4,420	4,456
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Bonds (Baylor Health Care Sys. Proj.):
Series 2011 B, 0.17%, tender 6/26/15 (b)	6,300	6,300
Series 2013 B, 0.13%, tender 6/26/15 (b)	9,500	9,500
Texas A&M Univ. Rev. Series 1993 B:
0.09% 12/8/14, CP	18,950	18,950
0.09% 3/6/15, CP	18,285	18,285
Texas Gen. Oblig.:
Bonds:
Series 2010:
4.25% 8/1/15 (e)	1,000	1,027
5% 8/1/15 (e)	5,775	5,959
Series 2011, 5% 10/1/15	3,080	3,204
Series 2014, 2% 4/1/15	29,200	29,385
TRAN Series 2014, 1.5% 8/31/15	1,082,925	1,093,964
Texas Muni. Pwr. Agcy. Rev. Series 2005:
0.08% 2/11/15, LOC Barclays Bank PLC, CP	16,400	16,400
0.09% 12/9/14, LOC Barclays Bank PLC, CP	31,000	31,000
0.09% 2/11/15, LOC Barclays Bank PLC, CP	7,550	7,550
Texas Pub. Fin. Auth. Rev. Bonds:
Series 2010 A, 5% 7/1/15	8,250	8,483
Series 2014 A:
5% 1/1/15	960	964
5% 7/1/15	5,255	5,403
Texas State Univ. Sys. Fing. Rev. Bonds Series 2014, 1% 3/15/15	6,960	6,978
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Trans. Commission State Hwy. Fund Rev. Bonds Series 2007, 5% 4/1/15	$ 685	$ 696
Texas Wtr. Dev. Board Rev. Bonds Series 2013 A, 5% 7/15/15	4,000	4,121
Univ. of Texas Board of Regents Sys. Rev. Series 2002 A:
0.05% 12/16/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	17,100	17,100
0.06% 12/2/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	15,000	15,000
0.06% 12/4/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	14,700	14,700
0.06% 12/5/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	13,900	13,900
0.06% 12/15/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	11,500	11,500
0.07% 1/8/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	16,692	16,692
0.07% 2/4/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	17,100	17,100
0.08% 12/1/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	12,851	12,851
0.08% 12/3/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	18,900	18,900
0.08% 12/3/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	15,968	15,968
0.08% 1/14/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	15,332	15,332
0.08% 2/2/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	17,100	17,100
0.08% 3/4/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	13,754	13,754
0.08% 4/1/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	7,560	7,560
0.08% 4/2/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	11,700	11,700
0.08% 4/6/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	16,700	16,700
0.08% 4/7/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	17,100	17,100
0.09% 12/5/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	13,900	13,900
0.09% 1/22/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	17,200	17,200
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Univ. of Texas Board of Regents Sys. Rev. Series 2002 A: - continued
0.09% 2/2/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	$ 17,400	$ 17,400
0.09% 2/3/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	13,062	13,062
0.09% 2/4/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	17,400	17,400
0.09% 2/5/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	17,400	17,400
0.09% 3/5/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	14,100	14,100
Upper Trinity Reg'l. Wtr. District Series A:
0.06% 12/4/14, LOC Bank of America NA, CP	9,250	9,250
0.11% 1/23/15, LOC Bank of America NA, CP	3,000	3,000
		2,275,141
Utah - 0.1%
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Bonds Series 2013 A, 3% 7/1/15	2,785	2,831
Series 2013 B1, 0.09% 4/7/15 (Liquidity Facility JPMorgan Chase Bank), CP	17,500	17,500
Utah Gen. Oblig. Bonds:
Series 2010 A, 5% 7/1/15	6,900	7,096
Series 2011 A, 5% 7/1/15	2,000	2,057
Series 2013, 5% 7/1/15	3,000	3,085
		32,569
Vermont - 0.0%
Vermont Econ. Dev. Auth. Rev. Series B, 0.1% 2/11/15, LOC JPMorgan Chase Bank, CP	10,350	10,350
Virginia - 0.8%
Fairfax County Gen. Oblig. Bonds:
Series 2008 A, 5% 4/1/15	6,675	6,783
Series 2009 A, 5% 4/1/15	1,875	1,905
Series 2012 A, 5% 4/1/15	10,885	11,061
Series 2014 B, 1.5% 10/1/15	8,500	8,596
Fairfax County Indl. Dev. Auth. Bonds (Inova Health Sys. Proj.) Series 2012 C, 0.12%, tender 6/26/15 (b)	22,800	22,800
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1992, 0.45% tender 12/16/14, CP mode (e)	17,600	17,600
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Norfolk Econ. Dev. Auth. Hosp. Facilities Rev. Bonds (Sentara Healthcare Proj.):
Series 2010 B, 0.16%, tender 6/26/15 (b)	$ 14,150	$ 14,150
Series 2012 A, 0.12%, tender 6/26/15 (b)	12,940	12,940
Norfolk Econ. Dev. Auth. Rev. 0.09% 3/18/15, CP	33,300	33,300
Prince William County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1986, 0.4% tender 12/16/14, CP mode	4,700	4,700
Virginia College Bldg. Auth. Edl. Facilities Rev. Bonds:
(21st Century College and Equip. Progs.) Series 2014 A, 5% 2/1/15	9,445	9,522
Series 2012 A, 5% 9/1/15	5,000	5,182
Virginia College Bldg. Auth. Edl. Facilities Rev. Rfdg. Bonds Series 2014 B, 3% 9/1/15	7,785	7,953
Virginia Commonwealth Trans. Board Rev. Bonds:
(Northern Virginia Trans. District Prog. Series 2012 A, 4% 5/15/15	7,000	7,123
(Trans. Cap. Projs.):
Series 2010 A, 5% 5/15/15	5,000	5,111
Series 2012, 5% 5/15/15	2,080	2,126
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Bonds:
Series 2007 A, 5% 8/1/15	1,595	1,647
Series 2014 A, 5% 8/1/15	4,065	4,197
Series 2014 C, 5% 8/1/15	10,135	10,464
Virginia Pub. School Auth. Bonds:
Series 2013 A, 3% 8/1/15	3,730	3,801
Series II, 5% 4/15/15	11,655	11,864
Virginia Pub. School Auth. School Fing. Bonds Series 2014 C, 2% 8/1/15	3,195	3,235
Virginia Resources Auth. Clean Wtr. Rev. Bonds Series 2014 A, 1% 4/1/15	5,730	5,747
		211,807
Washington - 1.0%
Energy Northwest Elec. Rev. Bonds:
(#1 Proj.) Series 2006 A, 5% 7/1/15	4,100	4,216
(Proj. #3) Series 2007 A, 5% 7/1/15	11,830	12,164
(Proj. 3):
Series 2005 A, 5% 7/1/15	2,225	2,288
Series 2014 A, 2% 7/1/15	10,000	10,109
Series 2003 A, 5.5% 7/1/15	1,115	1,150
Series 2005 A:
5% 7/1/15	2,650	2,725
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Energy Northwest Elec. Rev. Bonds: - continued
Series 2005 A:
5% 7/1/15	$ 5,000	$ 5,141
Series 2007 A, 5% 7/1/15	7,615	7,831
5% 7/1/15	2,215	2,278
King County #405 Bellevue Bonds Series 2014, 5% 12/1/15 (Washington Gen. Oblig. Guaranteed) (a)	4,613	4,826
King County Gen. Oblig. Bonds Series 2012 A, 5% 7/1/15	4,350	4,474
King County Swr. Rev. Bonds Series 2013 B, 2% 1/1/15	3,170	3,175
Port of Seattle Rev. Series 2001 B1, 0.11% 12/4/14, LOC Bank of America NA, CP (e)	17,655	17,655
Seattle Gen. Oblig. Bonds Series 2014, 5% 5/1/15	6,785	6,921
Seattle Muni. Lt. & Pwr. Rev. Bonds:
Series 2010 B, 5% 2/1/15	17,540	17,684
Series 2012 A, 5% 6/1/15	10,935	11,201
5% 9/1/15	15,260	15,817
Spokane County School District #81 Bonds Series 2013, 5% 12/1/14 (Washington Gen. Oblig. Guaranteed)	10,900	10,900
Univ. of Washington Univ. Revs. Series 8, 0.11% 12/5/14, CP	12,500	12,500
Washington Ctfs. of Prtn. Bonds Series 2014 B, 5% 7/1/15	5,900	6,066
Washington Gen. Oblig. Bonds:
Series 2005 C, 0% 6/1/15	3,250	3,247
Series 2005 D, 5% 1/1/15	3,000	3,012
Series 2007 C, 5% 1/1/15	4,225	4,242
Series 2011 A, 5% 1/1/15	13,120	13,174
Series 2012 C, 5% 7/1/15	20,410	20,991
Series 2012 D, 5% 2/1/15	3,000	3,025
Series 2014 BR, 3% 7/1/15	2,000	2,033
Series 2015 C, 4% 1/1/15	3,850	3,863
Series 2015 DR, 1% 1/1/15	1,985	1,987
Series R 2012A, 5% 7/1/15	1,030	1,059
Washington Health Care Facilities Auth. Rev. Bonds:
Series 2013 B1, 0.19%, tender 6/26/15 (b)	36,000	36,000
Series 2013 B2, 0.19%, tender 6/26/15 (b)	20,000	20,000
		271,754
West Virginia - 0.0%
Grant County Cmnty. Solid Waste Disp. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1996, 0.32% tender 12/11/14, CP mode (e)	9,600	9,600
Wisconsin - 0.9%
Milwaukee Gen. Oblig.:
Bonds Series 2014 N2, 5% 4/1/15	17,100	17,375
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Milwaukee Gen. Oblig.: - continued
RAN Series 2014 RI, 1% 12/23/14	$ 24,000	$ 24,013
Wisconsin Gen. Oblig.:
Bonds:
Series 2005 1, 5% 5/1/15	7,195	7,340
Series 2006 1, 5.25% 5/1/15	1,775	1,813
Series 2007 1, 5% 5/1/15	3,640	3,713
Series 2011 A, 5% 5/1/15	3,550	3,621
Series 2005 A, 0.09% 3/18/15 (Liquidity Facility Bank of New York, New York), CP	3,100	3,100
Series 2006 A:
0.07% 12/1/14 (Liquidity Facility Bank of New York, New York), CP	16,353	16,353
0.07% 2/5/15 (Liquidity Facility Bank of New York, New York), CP	15,300	15,300
Series 2013 A:
0.06% 12/4/14 (Liquidity Facility Bank of New York, New York), CP	20,500	20,500
0.08% 12/8/14 (Liquidity Facility Bank of New York, New York), CP	16,710	16,710
Wisconsin Health & Edl. Facilities Bonds:
Series 2013 B, 0.1%, tender 6/26/15 (b)	12,345	12,345
Series 2014 B1, 0.1%, tender 6/26/15 (b)	4,000	4,000
Series 2014 B2, 0.12%, tender 6/26/15 (b)	11,150	11,150
Wisconsin Trans. Rev.:
Bonds Series 2012 1, 5% 7/1/15	3,500	3,599
Series 1997 A:
0.09% 3/6/15 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	5,699	5,699
0.1% 12/1/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	23,879	23,879
Series 2006 A, 0.09% 3/6/15 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	20,716	20,716
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Trans. Rev.: - continued
Series 2013 A:
0.08% 2/4/15 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	$ 12,200	$ 12,200
0.09% 12/8/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	23,915	23,915
		247,341
TOTAL OTHER MUNICIPAL DEBT (Cost $9,301,323)		9,301,323
Investment Company - 9.2%
	Shares
Fidelity Municipal Cash Central Fund, 0.05% (c)(d) (Cost $2,579,236)	2,579,235,134	2,579,236
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $28,152,095)		28,152,095
NET OTHER ASSETS (LIABILITIES) - 0.1%		40,635
NET ASSETS - 100%		$ 28,192,730
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
RAN	-	REVENUE ANTICIPATION NOTE
TAN	-	TAX ANTICIPATION NOTE
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Provides evidence of ownership in one or more underlying municipal bonds.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $423,110,000 or 1.5% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost (000s)
Board of Regents of The Texas A&M Univ. Sys. Permanent Univ. Fund Bonds Series WF 10 53C, 0.14%, tender 7/9/15 (Liquidity Facility Wells Fargo Bank NA)	9/16/13	$ 5,550
Chicago Metropolitan Wtr. Reclamation District Greater Chicago Bonds Series Solar 06 75, 0.11%, tender 2/19/15 (Liquidity Facility U.S. Bank NA, Cincinnati)	11/21/13	$ 19,740
Security	Acquisition Date	Cost (000s)
DuPage County Gen. Oblig. Bonds Series Merlots 00 A9, 0.15%, tender 7/8/15 (Liquidity Facility Wells Fargo Bank NA)	8/17/11	$ 8,655
JPMorgan Chase Bonds Series Putters 4410, 0.09%, tender 1/8/15 (Liquidity Facility JPMorgan Chase Bank)	10/31/13	$ 23,995
JPMorgan Chase Bonds Series Putters 4465, 0.1%, tender 1/22/15 (Liquidity Facility JPMorgan Chase Bank)	7/17/14	$ 145,095
JPMorgan Chase Bonds Series Putters 4466, 0.13%, tender 12/11/14 (Liquidity Facility JPMorgan Chase Bank)	7/17/14	$ 82,705
JPMorgan Chase NA Letter of Credit Bonds Series Putters 4460, 0.12%, tender 4/2/15 (Liquidity Facility JPMorgan Chase Bank)	7/10/14	$ 69,900
JPMorgan Chase NA Letter of Credit Bonds Series Putters 4461, 0.1%, tender 1/8/15 (Liquidity Facility JPMorgan Chase Bank)	7/10/14	$ 28,000
Los Angeles Cmnty. College District Bonds Series WF 11 36C, 0.15%, tender 7/9/15 (Liquidity Facility Wells Fargo Bank NA)	4/29/13	$ 4,840
Security	Acquisition Date	Cost (000s)
Michigan State Univ. Revs. Bonds Series WF 11 33 C, 0.15%, tender 7/9/15 (Liquidity Facility Wells Fargo Bank NA)	9/24/14	$ 3,000
Newport Mesa Unified School District Bonds Series WF 11 70Z, 0.14%, tender 7/9/15 (Liquidity Facility Wells Fargo Bank NA)	7/17/12 - 1/30/14	$ 15,030
Security	Acquisition Date	Cost (000s)
Oregon Gen. Oblig. Bonds Series WF11 57 C, 0.14%, tender 7/9/15 (Liquidity Facility Wells Fargo Bank NA)	9/24/14	$ 10,800
Private Colleges & Univs. Auth. Rev. Bonds Series WF 11 32C, 0.21%, tender 7/9/15 (Liquidity Facility Wells Fargo Bank NA)	8/8/11	$ 5,800
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ 361
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At November 30, 2014, the cost of investment securities for income tax purposes was $28,152,095,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Union Street Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Union Street Trust II

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	January 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	January 29, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	January 29, 2015